Real Estate and Accumulated Depreciation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	$ 2,301,987
Initial Cost of Land	1,344,247
Initial Cost of Buildings & Improvements	15,892,655
Cost Capitalized Subsequent to Acquisition	600,293
Carrying Amount of Land	1,365,391
Carrying Amount of Buildings and Improvements	16,471,795
Accumulated Depreciation	1,555,055
Construction in Progress [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	162,984
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	162,984
Accumulated Depreciation	0
Eden, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	4,877
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	4,877
Accumulated Depreciation	1,294
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Elizabeth City, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	2,760
Cost Capitalized Subsequent to Acquisition	2,011
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	4,771
Accumulated Depreciation	1,592
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1999
Elizabethton, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	4,604
Cost Capitalized Subsequent to Acquisition	336
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	4,940
Accumulated Depreciation	1,658
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1980
Englishtown, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	690
Initial Cost of Buildings & Improvements	12,520
Cost Capitalized Subsequent to Acquisition	401
Carrying Amount of Land	722
Carrying Amount of Buildings and Improvements	12,890
Accumulated Depreciation	683
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1997
Erin, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	440
Initial Cost of Buildings & Improvements	8,060
Cost Capitalized Subsequent to Acquisition	134
Carrying Amount of Land	440
Carrying Amount of Buildings and Improvements	8,194
Accumulated Depreciation	2,581
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1981
Everett, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,400
Initial Cost of Buildings & Improvements	5,476
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,400
Carrying Amount of Buildings and Improvements	5,476
Accumulated Depreciation	2,037
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1999
Fairfield, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,460
Initial Cost of Buildings & Improvements	14,040
Cost Capitalized Subsequent to Acquisition	1,548
Carrying Amount of Land	1,460
Carrying Amount of Buildings and Improvements	15,588
Accumulated Depreciation	4,337
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1998
Fall River, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	620
Initial Cost of Buildings & Improvements	5,829
Cost Capitalized Subsequent to Acquisition	4,856
Carrying Amount of Land	620
Carrying Amount of Buildings and Improvements	10,685
Accumulated Depreciation	3,953
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1973
Fayetteville, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	410
Initial Cost of Buildings & Improvements	3,962
Cost Capitalized Subsequent to Acquisition	500
Carrying Amount of Land	410
Carrying Amount of Buildings and Improvements	4,462
Accumulated Depreciation	1,316
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1997
Findlay, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	1,800
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	1,800
Accumulated Depreciation	762
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1997
Fishers, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	14,500
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	14,500
Accumulated Depreciation	1,090
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Florence, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	2,978
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	2,978
Accumulated Depreciation	893
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1999
Forest City, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	320
Initial Cost of Buildings & Improvements	4,497
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	320
Carrying Amount of Buildings and Improvements	4,497
Accumulated Depreciation	1,205
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1999
Fredericksburg, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,000
Initial Cost of Buildings & Improvements	20,000
Cost Capitalized Subsequent to Acquisition	1,200
Carrying Amount of Land	1,000
Carrying Amount of Buildings and Improvements	21,200
Accumulated Depreciation	4,133
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1999
Gastonia, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470
Initial Cost of Buildings & Improvements	6,129
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	470
Carrying Amount of Buildings and Improvements	6,129
Accumulated Depreciation	1,591
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Gastonia Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	3,096
Cost Capitalized Subsequent to Acquisition	22
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	3,118
Accumulated Depreciation	866
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1994
Gastonia Nc Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	5,029
Cost Capitalized Subsequent to Acquisition	120
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	5,149
Accumulated Depreciation	1,346
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1996
Georgetown, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	2,100
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	2,100
Accumulated Depreciation	876
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1997
Goshen, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	210
Initial Cost of Buildings & Improvements	6,120
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	210
Carrying Amount of Buildings and Improvements	6,120
Accumulated Depreciation	1,255
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 2006
Graceville, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	150
Initial Cost of Buildings & Improvements	13,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	150
Carrying Amount of Buildings and Improvements	13,000
Accumulated Depreciation	2,302
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1980
Grand Ledge, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,178
Initial Cost of Land	1,150
Initial Cost of Buildings & Improvements	16,286
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,150
Carrying Amount of Buildings and Improvements	16,286
Accumulated Depreciation	908
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Granger, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,670
Initial Cost of Buildings & Improvements	21,280
Cost Capitalized Subsequent to Acquisition	1,751
Carrying Amount of Land	1,670
Carrying Amount of Buildings and Improvements	23,031
Accumulated Depreciation	1,313
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2009
Greeneville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	8,290
Cost Capitalized Subsequent to Acquisition	507
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	8,797
Accumulated Depreciation	2,122
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1979
Greenfield, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	6,626
Cost Capitalized Subsequent to Acquisition	328
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	6,954
Accumulated Depreciation	994
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2006
Greensboro, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	2,970
Cost Capitalized Subsequent to Acquisition	554
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	3,524
Accumulated Depreciation	956
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1996
Greensboro Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	5,507
Cost Capitalized Subsequent to Acquisition	1,013
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	6,520
Accumulated Depreciation	1,755
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1997
Greenville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	4,393
Cost Capitalized Subsequent to Acquisition	168
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	4,561
Accumulated Depreciation	1,177
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Greenville Sc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	4,750
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	4,750
Accumulated Depreciation	1,153
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1997
Greenville Sc Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,400
Initial Cost of Buildings & Improvements	100,523
Cost Capitalized Subsequent to Acquisition	1,997
Carrying Amount of Land	5,400
Carrying Amount of Buildings and Improvements	102,520
Accumulated Depreciation	8,077
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2009
Greenwood, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,550
Initial Cost of Buildings & Improvements	22,770
Cost Capitalized Subsequent to Acquisition	81
Carrying Amount of Land	1,550
Carrying Amount of Buildings and Improvements	22,851
Accumulated Depreciation	1,344
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2007
Hamilton, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	440
Initial Cost of Buildings & Improvements	4,469
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	440
Carrying Amount of Buildings and Improvements	4,469
Accumulated Depreciation	1,330
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1998
Hanover, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	210
Initial Cost of Buildings & Improvements	4,430
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	210
Carrying Amount of Buildings and Improvements	4,430
Accumulated Depreciation	1,108
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 2000
Harleysville, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	11,355
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	960
Carrying Amount of Buildings and Improvements	11,355
Accumulated Depreciation	1,089
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2009
Harriman, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590
Initial Cost of Buildings & Improvements	8,060
Cost Capitalized Subsequent to Acquisition	158
Carrying Amount of Land	590
Carrying Amount of Buildings and Improvements	8,218
Accumulated Depreciation	2,757
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1972
Hattiesburg, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	15,518
Cost Capitalized Subsequent to Acquisition	35
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	15,553
Accumulated Depreciation	818
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2009
Haverford, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,880
Initial Cost of Buildings & Improvements	33,993
Cost Capitalized Subsequent to Acquisition	387
Carrying Amount of Land	1,882
Carrying Amount of Buildings and Improvements	34,378
Accumulated Depreciation	1,750
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Hemet, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	870
Initial Cost of Buildings & Improvements	3,405
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	870
Carrying Amount of Buildings and Improvements	3,405
Accumulated Depreciation	499
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1996
Hickory, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	987
Cost Capitalized Subsequent to Acquisition	232
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	1,219
Accumulated Depreciation	443
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1994
High Point, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	4,443
Cost Capitalized Subsequent to Acquisition	793
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	5,236
Accumulated Depreciation	1,393
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 2000
High Point Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	2,185
Cost Capitalized Subsequent to Acquisition	410
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	2,595
Accumulated Depreciation	739
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1999
High Point Nc Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	3,395
Cost Capitalized Subsequent to Acquisition	28
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	3,423
Accumulated Depreciation	918
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1994
High Point Nc Three [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	4,143
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	4,143
Accumulated Depreciation	1,101
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Englewood, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	930
Initial Cost of Buildings & Improvements	4,514
Cost Capitalized Subsequent to Acquisition	17
Carrying Amount of Land	930
Carrying Amount of Buildings and Improvements	4,531
Accumulated Depreciation	242
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1966
Fair Lawn, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,420
Initial Cost of Buildings & Improvements	24,504
Cost Capitalized Subsequent to Acquisition	159
Carrying Amount of Land	2,420
Carrying Amount of Buildings and Improvements	24,663
Accumulated Depreciation	1,190
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1962
Fanwood, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,850
Initial Cost of Buildings & Improvements	55,175
Cost Capitalized Subsequent to Acquisition	121
Carrying Amount of Land	2,850
Carrying Amount of Buildings and Improvements	55,296
Accumulated Depreciation	1,904
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1982
Flourtown, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800
Initial Cost of Buildings & Improvements	14,830
Cost Capitalized Subsequent to Acquisition	108
Carrying Amount of Land	1,800
Carrying Amount of Buildings and Improvements	14,938
Accumulated Depreciation	737
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1908
Follansbee, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	640
Initial Cost of Buildings & Improvements	27,670
Cost Capitalized Subsequent to Acquisition	44
Carrying Amount of Land	640
Carrying Amount of Buildings and Improvements	27,714
Accumulated Depreciation	1,305
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1982
Fort Ashby, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	19,566
Cost Capitalized Subsequent to Acquisition	123
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	19,689
Accumulated Depreciation	906
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1980
Franconia, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	11,320
Cost Capitalized Subsequent to Acquisition	69
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	11,390
Accumulated Depreciation	549
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1971
Franklin, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	15,210
Cost Capitalized Subsequent to Acquisition	46
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	15,255
Accumulated Depreciation	729
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1990
Gardner, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	10,210
Cost Capitalized Subsequent to Acquisition	27
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	10,237
Accumulated Depreciation	517
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1902
Gettysburg, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590
Initial Cost of Buildings & Improvements	8,913
Cost Capitalized Subsequent to Acquisition	26
Carrying Amount of Land	590
Carrying Amount of Buildings and Improvements	8,938
Accumulated Depreciation	475
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1987
Glastonbury, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,950
Initial Cost of Buildings & Improvements	9,532
Cost Capitalized Subsequent to Acquisition	595
Carrying Amount of Land	2,360
Carrying Amount of Buildings and Improvements	9,717
Accumulated Depreciation	513
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1966
Glen Mills, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	690
Initial Cost of Buildings & Improvements	9,110
Cost Capitalized Subsequent to Acquisition	165
Carrying Amount of Land	690
Carrying Amount of Buildings and Improvements	9,275
Accumulated Depreciation	467
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1993
Glenside, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,940
Initial Cost of Buildings & Improvements	16,867
Cost Capitalized Subsequent to Acquisition	24
Carrying Amount of Land	1,940
Carrying Amount of Buildings and Improvements	16,891
Accumulated Depreciation	832
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1905
Grafton, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	280
Initial Cost of Buildings & Improvements	18,824
Cost Capitalized Subsequent to Acquisition	37
Carrying Amount of Land	280
Carrying Amount of Buildings and Improvements	18,861
Accumulated Depreciation	875
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Granbury, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,040
Initial Cost of Buildings & Improvements	30,670
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,040
Carrying Amount of Buildings and Improvements	30,670
Accumulated Depreciation	1,365
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Groton, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,430
Initial Cost of Buildings & Improvements	19,941
Cost Capitalized Subsequent to Acquisition	739
Carrying Amount of Land	2,430
Carrying Amount of Buildings and Improvements	20,680
Accumulated Depreciation	1,053
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1975
Haddonfield, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	520
Initial Cost of Buildings & Improvements	2,320
Cost Capitalized Subsequent to Acquisition	160
Carrying Amount of Land	520
Carrying Amount of Buildings and Improvements	2,480
Accumulated Depreciation	1,668
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1953
Hamburg, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	840
Initial Cost of Buildings & Improvements	10,543
Cost Capitalized Subsequent to Acquisition	142
Carrying Amount of Land	840
Carrying Amount of Buildings and Improvements	10,685
Accumulated Depreciation	584
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1966
Hatboro, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	28,112
Cost Capitalized Subsequent to Acquisition	890
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	29,002
Accumulated Depreciation	1,329
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Hermitage, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	9,856
Cost Capitalized Subsequent to Acquisition	8
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	9,863
Accumulated Depreciation	409
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2006
Fall River, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	920
Initial Cost of Buildings & Improvements	34,715
Cost Capitalized Subsequent to Acquisition	208
Carrying Amount of Land	920
Carrying Amount of Buildings and Improvements	34,923
Accumulated Depreciation	1,655
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1993
Fredericksburg, VA 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590
Initial Cost of Buildings & Improvements	28,611
Cost Capitalized Subsequent to Acquisition	35
Carrying Amount of Land	590
Carrying Amount of Buildings and Improvements	28,646
Accumulated Depreciation	1,339
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1977
Borehamwood, England BHD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	7,074
Initial Cost of Buildings & Improvements	41,060
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	7,074
Carrying Amount of Buildings and Improvements	41,060
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2003
Assets Held-for-sale [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	42,210
Initial Cost of Buildings & Improvements	262,386
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	245,213
Accumulated Depreciation	0
Assets Held-for-sale [Member] | Brighton, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	3,859
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	2,449
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1982
Assets Held-for-sale [Member] | Durham, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,350
Initial Cost of Buildings & Improvements	9,320
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	2,539
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1980
Assets Held-for-sale [Member] | Fairhaven, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	770
Initial Cost of Buildings & Improvements	6,230
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	5,552
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1999
Assets Held-for-sale [Member] | Hamden, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,470
Initial Cost of Buildings & Improvements	4,530
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	4,370
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1998
Assets Held-for-sale [Member] | Hopedale, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	130
Initial Cost of Buildings & Improvements	8,170
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	6,581
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1999
Assets Held-for-sale [Member] | Malabar, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,000
Initial Cost of Buildings & Improvements	12,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	16,425
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2008
Assets Held-for-sale [Member] | Midwest City, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470
Initial Cost of Buildings & Improvements	5,673
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	2,625
Accumulated Depreciation	0
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1979
Assets Held-for-sale [Member] | Melbourne, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	7,000
Initial Cost of Buildings & Improvements	69,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	72,694
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2009
Assets Held-for-sale [Member] | Melbourne Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,400
Initial Cost of Buildings & Improvements	24,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	72,694
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2003
Assets Held-for-sale [Member] | Melbourne Fl Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	9,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	9,550
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1986
Assets Held-for-sale [Member] | New Haven, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	160
Initial Cost of Buildings & Improvements	4,778
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	2,520
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1958
Assets Held-for-sale [Member] | Newburyport, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	8,290
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	6,784
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1999
Assets Held-for-sale [Member] | Norwalk, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	410
Initial Cost of Buildings & Improvements	2,640
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	1,764
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1971
Assets Held-for-sale [Member] | Oklahoma City, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	510
Initial Cost of Buildings & Improvements	10,694
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	9,079
Accumulated Depreciation	0
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1979
Assets Held-for-sale [Member] | Prospect, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	820
Initial Cost of Buildings & Improvements	1,441
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	1,022
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1970
Assets Held-for-sale [Member] | Quincy, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,690
Initial Cost of Buildings & Improvements	15,410
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	14,852
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1999
Assets Held-for-sale [Member] | Rocky Hill, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,460
Initial Cost of Buildings & Improvements	7,040
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	6,205
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1998
Assets Held-for-sale [Member] | Torrington, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	1,261
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	1,091
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1966
Assets Held-for-sale [Member] | Viera, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,600
Initial Cost of Buildings & Improvements	10,600
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	11,692
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1998
Assets Held-for-sale [Member] | W. Hartford, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,650
Initial Cost of Buildings & Improvements	5,980
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	7,144
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1905
Assets Held-for-sale [Member] | Waterbury, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	2,166
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	518
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1972
Assets Held-for-sale [Member] | Waterford, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,360
Initial Cost of Buildings & Improvements	12,540
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	10,141
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 2000
Assets Held-for-sale [Member] | West Haven, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	580
Initial Cost of Buildings & Improvements	1,620
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	476
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1971
Assets Held-for-sale [Member] | Lakeway, TX 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,484
Initial Cost of Buildings & Improvements	24,886
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	23,716
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2011
Assets Held-for-sale [Member] | Melbourne, FL MEL2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	367
Initial Cost of Buildings & Improvements	458
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	793
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1979
Seniors Housing Triple-net [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	218,741
Initial Cost of Land	623,120
Initial Cost of Buildings & Improvements	7,462,660
Cost Capitalized Subsequent to Acquisition	341,850
Carrying Amount of Land	625,388
Carrying Amount of Buildings and Improvements	7,802,238
Accumulated Depreciation	707,213
Seniors Housing Triple-net [Member] | Aboite Twp, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,770
Initial Cost of Buildings & Improvements	19,930
Cost Capitalized Subsequent to Acquisition	1,601
Carrying Amount of Land	1,770
Carrying Amount of Buildings and Improvements	21,531
Accumulated Depreciation	1,222
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2008
Seniors Housing Triple-net [Member] | Agawam, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	16,112
Cost Capitalized Subsequent to Acquisition	2,134
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	18,246
Accumulated Depreciation	5,213
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1993
Seniors Housing Triple-net [Member] | Akron, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	8,219
Cost Capitalized Subsequent to Acquisition	491
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	8,710
Accumulated Depreciation	1,821
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1961
Seniors Housing Triple-net [Member] | Akron Oh One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	630
Initial Cost of Buildings & Improvements	7,535
Cost Capitalized Subsequent to Acquisition	229
Carrying Amount of Land	630
Carrying Amount of Buildings and Improvements	7,764
Accumulated Depreciation	1,414
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1915
Seniors Housing Triple-net [Member] | Alliance, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	270
Initial Cost of Buildings & Improvements	7,723
Cost Capitalized Subsequent to Acquisition	107
Carrying Amount of Land	270
Carrying Amount of Buildings and Improvements	7,830
Accumulated Depreciation	1,539
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1982
Seniors Housing Triple-net [Member] | Amelia Island, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,290
Initial Cost of Buildings & Improvements	24,310
Cost Capitalized Subsequent to Acquisition	20,122
Carrying Amount of Land	3,288
Carrying Amount of Buildings and Improvements	44,434
Accumulated Depreciation	6,432
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Ames, IA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	8,870
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	8,870
Accumulated Depreciation	639
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Anderson, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	710
Initial Cost of Buildings & Improvements	6,290
Cost Capitalized Subsequent to Acquisition	419
Carrying Amount of Land	710
Carrying Amount of Buildings and Improvements	6,709
Accumulated Depreciation	1,955
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Asheboro, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	5,032
Cost Capitalized Subsequent to Acquisition	165
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	5,197
Accumulated Depreciation	1,340
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Asheville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	204
Initial Cost of Buildings & Improvements	3,489
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	204
Carrying Amount of Buildings and Improvements	3,489
Accumulated Depreciation	1,375
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Asheville Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	280
Initial Cost of Buildings & Improvements	1,955
Cost Capitalized Subsequent to Acquisition	351
Carrying Amount of Land	280
Carrying Amount of Buildings and Improvements	2,306
Accumulated Depreciation	669
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1992
Seniors Housing Triple-net [Member] | Aurora, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,600
Initial Cost of Buildings & Improvements	5,906
Cost Capitalized Subsequent to Acquisition	7,915
Carrying Amount of Land	2,600
Carrying Amount of Buildings and Improvements	13,821
Accumulated Depreciation	2,915
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Aurora Co One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,440
Initial Cost of Buildings & Improvements	28,172
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,440
Carrying Amount of Buildings and Improvements	28,172
Accumulated Depreciation	4,425
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Austin, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,934
Initial Cost of Land	730
Initial Cost of Buildings & Improvements	18,970
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	730
Carrying Amount of Buildings and Improvements	18,970
Accumulated Depreciation	2,931
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Avon, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,830
Initial Cost of Buildings & Improvements	14,470
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,830
Carrying Amount of Buildings and Improvements	14,470
Accumulated Depreciation	1,089
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2004
Seniors Housing Triple-net [Member] | Baltic, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	50
Initial Cost of Buildings & Improvements	8,709
Cost Capitalized Subsequent to Acquisition	189
Carrying Amount of Land	50
Carrying Amount of Buildings and Improvements	8,898
Accumulated Depreciation	1,716
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1983
Seniors Housing Triple-net [Member] | Bartlesville, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	100
Initial Cost of Buildings & Improvements	1,380
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	100
Carrying Amount of Buildings and Improvements	1,380
Accumulated Depreciation	634
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Baytown, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,317
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	6,150
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	6,150
Accumulated Depreciation	1,883
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Baytown Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	540
Initial Cost of Buildings & Improvements	11,110
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	540
Carrying Amount of Buildings and Improvements	11,110
Accumulated Depreciation	1,009
Year Acquired	Jan. 01, 2009
Year Built	Jan. 01, 2008
Seniors Housing Triple-net [Member] | Beachwood, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,260
Initial Cost of Buildings & Improvements	23,478
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,260
Carrying Amount of Buildings and Improvements	23,478
Accumulated Depreciation	7,182
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1990
Seniors Housing Triple-net [Member] | Beattyville, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	100
Initial Cost of Buildings & Improvements	6,900
Cost Capitalized Subsequent to Acquisition	660
Carrying Amount of Land	100
Carrying Amount of Buildings and Improvements	7,560
Accumulated Depreciation	1,489
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1972
Seniors Housing Triple-net [Member] | Bellevue, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,740
Initial Cost of Buildings & Improvements	18,260
Cost Capitalized Subsequent to Acquisition	571
Carrying Amount of Land	1,740
Carrying Amount of Buildings and Improvements	18,831
Accumulated Depreciation	3,207
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2004
Seniors Housing Triple-net [Member] | Bethel Park, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,700
Initial Cost of Buildings & Improvements	16,007
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,700
Carrying Amount of Buildings and Improvements	16,007
Accumulated Depreciation	1,650
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Boonville, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190
Initial Cost of Buildings & Improvements	5,510
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	190
Carrying Amount of Buildings and Improvements	5,510
Accumulated Depreciation	1,654
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Bradenton, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	252
Initial Cost of Buildings & Improvements	3,298
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	252
Carrying Amount of Buildings and Improvements	3,298
Accumulated Depreciation	1,531
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Braintree, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	7,157
Cost Capitalized Subsequent to Acquisition	1,290
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	8,447
Accumulated Depreciation	7,669
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1968
Seniors Housing Triple-net [Member] | Brandon, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,220
Initial Cost of Buildings & Improvements	10,241
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,220
Carrying Amount of Buildings and Improvements	10,241
Accumulated Depreciation	608
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Bremerton, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	2,210
Cost Capitalized Subsequent to Acquisition	144
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	2,354
Accumulated Depreciation	364
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Bremerton Wa One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	830
Initial Cost of Buildings & Improvements	10,420
Cost Capitalized Subsequent to Acquisition	150
Carrying Amount of Land	830
Carrying Amount of Buildings and Improvements	10,570
Accumulated Depreciation	649
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1984
Seniors Housing Triple-net [Member] | Brick, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,290
Initial Cost of Buildings & Improvements	25,247
Cost Capitalized Subsequent to Acquisition	102
Carrying Amount of Land	1,290
Carrying Amount of Buildings and Improvements	25,349
Accumulated Depreciation	904
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Brick Nj One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,170
Initial Cost of Buildings & Improvements	17,372
Cost Capitalized Subsequent to Acquisition	223
Carrying Amount of Land	1,179
Carrying Amount of Buildings and Improvements	17,586
Accumulated Depreciation	910
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Bridgewater, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,850
Initial Cost of Buildings & Improvements	3,050
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,850
Carrying Amount of Buildings and Improvements	3,050
Accumulated Depreciation	997
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1970
Seniors Housing Triple-net [Member] | Bridgewater Nj One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,730
Initial Cost of Buildings & Improvements	48,201
Cost Capitalized Subsequent to Acquisition	260
Carrying Amount of Land	1,739
Carrying Amount of Buildings and Improvements	48,452
Accumulated Depreciation	2,479
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Broadview Height Oh [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	920
Initial Cost of Buildings & Improvements	12,400
Cost Capitalized Subsequent to Acquisition	2,393
Carrying Amount of Land	920
Carrying Amount of Buildings and Improvements	14,793
Accumulated Depreciation	3,945
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1984
Seniors Housing Triple-net [Member] | Burlington, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	280
Initial Cost of Buildings & Improvements	4,297
Cost Capitalized Subsequent to Acquisition	707
Carrying Amount of Land	280
Carrying Amount of Buildings and Improvements	5,004
Accumulated Depreciation	1,270
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Burlington Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	460
Initial Cost of Buildings & Improvements	5,467
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	460
Carrying Amount of Buildings and Improvements	5,467
Accumulated Depreciation	1,428
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Byrdstown, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	2,414
Cost Capitalized Subsequent to Acquisition	269
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	2,683
Accumulated Depreciation	1,414
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1982
Seniors Housing Triple-net [Member] | Canton, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	820
Initial Cost of Buildings & Improvements	8,201
Cost Capitalized Subsequent to Acquisition	263
Carrying Amount of Land	820
Carrying Amount of Buildings and Improvements	8,464
Accumulated Depreciation	3,125
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1993
Seniors Housing Triple-net [Member] | Canton, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	2,098
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	2,098
Accumulated Depreciation	819
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Cape Coral, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	3,281
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	530
Carrying Amount of Buildings and Improvements	3,281
Accumulated Depreciation	989
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Carmel, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,370
Initial Cost of Buildings & Improvements	57,175
Cost Capitalized Subsequent to Acquisition	421
Carrying Amount of Land	2,370
Carrying Amount of Buildings and Improvements	57,596
Accumulated Depreciation	6,749
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Cary, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	4,350
Cost Capitalized Subsequent to Acquisition	986
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	5,336
Accumulated Depreciation	1,926
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Chapel Hill, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	354
Initial Cost of Buildings & Improvements	2,646
Cost Capitalized Subsequent to Acquisition	783
Carrying Amount of Land	354
Carrying Amount of Buildings and Improvements	3,429
Accumulated Depreciation	993
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Chelmsford, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,040
Initial Cost of Buildings & Improvements	10,951
Cost Capitalized Subsequent to Acquisition	1,499
Carrying Amount of Land	1,040
Carrying Amount of Buildings and Improvements	12,450
Accumulated Depreciation	2,734
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Chickasha, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	85
Initial Cost of Buildings & Improvements	1,395
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	85
Carrying Amount of Buildings and Improvements	1,395
Accumulated Depreciation	635
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Claremore, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	155
Initial Cost of Buildings & Improvements	1,427
Cost Capitalized Subsequent to Acquisition	1
Carrying Amount of Land	155
Carrying Amount of Buildings and Improvements	1,428
Accumulated Depreciation	630
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Clarksville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	2,292
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	2,292
Accumulated Depreciation	887
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Cleburne, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	520
Initial Cost of Buildings & Improvements	5,369
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	520
Carrying Amount of Buildings and Improvements	5,369
Accumulated Depreciation	799
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Cleveland, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	350
Initial Cost of Buildings & Improvements	5,000
Cost Capitalized Subsequent to Acquisition	122
Carrying Amount of Land	350
Carrying Amount of Buildings and Improvements	5,122
Accumulated Depreciation	1,684
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1987
Seniors Housing Triple-net [Member] | Colts Neck, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	780
Initial Cost of Buildings & Improvements	14,733
Cost Capitalized Subsequent to Acquisition	347
Carrying Amount of Land	920
Carrying Amount of Buildings and Improvements	14,940
Accumulated Depreciation	795
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2002
Seniors Housing Triple-net [Member] | Columbia, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	341
Initial Cost of Buildings & Improvements	2,295
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	341
Carrying Amount of Buildings and Improvements	2,295
Accumulated Depreciation	899
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Columbia Tn One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590
Initial Cost of Buildings & Improvements	3,787
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	590
Carrying Amount of Buildings and Improvements	3,787
Accumulated Depreciation	1,303
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1974
Seniors Housing Triple-net [Member] | Columbia, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,120
Initial Cost of Buildings & Improvements	4,860
Cost Capitalized Subsequent to Acquisition	5,709
Carrying Amount of Land	2,120
Carrying Amount of Buildings and Improvements	10,569
Accumulated Depreciation	2,527
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Columbus, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	610
Initial Cost of Buildings & Improvements	3,190
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	610
Carrying Amount of Buildings and Improvements	3,190
Accumulated Depreciation	235
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Columbus In One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	6,710
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	530
Carrying Amount of Buildings and Improvements	6,710
Accumulated Depreciation	1,863
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Columbus, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	5,170
Cost Capitalized Subsequent to Acquisition	8,255
Carrying Amount of Land	1,070
Carrying Amount of Buildings and Improvements	12,885
Accumulated Depreciation	2,533
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1968
Seniors Housing Triple-net [Member] | Columbus Oh One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,010
Initial Cost of Buildings & Improvements	5,022
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,010
Carrying Amount of Buildings and Improvements	5,022
Accumulated Depreciation	1,084
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1983
Seniors Housing Triple-net [Member] | Columbus Oh Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,010
Initial Cost of Buildings & Improvements	4,931
Cost Capitalized Subsequent to Acquisition	13,620
Carrying Amount of Land	1,860
Carrying Amount of Buildings and Improvements	17,701
Accumulated Depreciation	3,412
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1978
Seniors Housing Triple-net [Member] | Concord, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	3,921
Cost Capitalized Subsequent to Acquisition	55
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	3,976
Accumulated Depreciation	1,151
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Conroe, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	7,771
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	7,771
Accumulated Depreciation	592
Year Acquired	Jan. 01, 2009
Year Built	Jan. 01, 2010
Seniors Housing Triple-net [Member] | Corpus Christi Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	1,916
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	1,916
Accumulated Depreciation	604
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Danville, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	410
Initial Cost of Buildings & Improvements	3,954
Cost Capitalized Subsequent to Acquisition	722
Carrying Amount of Land	410
Carrying Amount of Buildings and Improvements	4,676
Accumulated Depreciation	1,238
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Dedham, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,360
Initial Cost of Buildings & Improvements	9,830
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,360
Carrying Amount of Buildings and Improvements	9,830
Accumulated Depreciation	3,168
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | De Forest Wi [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	250
Initial Cost of Buildings & Improvements	5,350
Cost Capitalized Subsequent to Acquisition	354
Carrying Amount of Land	250
Carrying Amount of Buildings and Improvements	5,704
Accumulated Depreciation	840
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Defuniak Springs, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	10,250
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	10,250
Accumulated Depreciation	1,867
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1980
Seniors Housing Triple-net [Member] | Denton, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,760
Initial Cost of Buildings & Improvements	8,305
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,760
Carrying Amount of Buildings and Improvements	8,305
Accumulated Depreciation	272
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Seniors Housing Triple-net [Member] | Denver, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,530
Initial Cost of Buildings & Improvements	9,514
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,530
Carrying Amount of Buildings and Improvements	9,514
Accumulated Depreciation	1,965
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Denver Co One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,650
Initial Cost of Buildings & Improvements	14,906
Cost Capitalized Subsequent to Acquisition	1,605
Carrying Amount of Land	3,650
Carrying Amount of Buildings and Improvements	16,511
Accumulated Depreciation	2,565
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1987
Seniors Housing Triple-net [Member] | Denver Co Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,076
Initial Cost of Buildings & Improvements	13,594
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,076
Carrying Amount of Buildings and Improvements	13,594
Accumulated Depreciation	1,146
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Drescher, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,060
Initial Cost of Buildings & Improvements	40,236
Cost Capitalized Subsequent to Acquisition	159
Carrying Amount of Land	2,067
Carrying Amount of Buildings and Improvements	40,388
Accumulated Depreciation	2,063
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Durham, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,476
Initial Cost of Buildings & Improvements	10,659
Cost Capitalized Subsequent to Acquisition	2,196
Carrying Amount of Land	1,476
Carrying Amount of Buildings and Improvements	12,855
Accumulated Depreciation	8,207
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | East Norriston, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200
Initial Cost of Buildings & Improvements	28,129
Cost Capitalized Subsequent to Acquisition	285
Carrying Amount of Land	1,210
Carrying Amount of Buildings and Improvements	28,404
Accumulated Depreciation	1,474
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Easton, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	285
Initial Cost of Buildings & Improvements	6,315
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	285
Carrying Amount of Buildings and Improvements	6,315
Accumulated Depreciation	3,579
Year Acquired	Jan. 01, 1993
Year Built	Jan. 01, 1959
Seniors Housing Triple-net [Member] | Highlands Ranch, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	940
Initial Cost of Buildings & Improvements	3,721
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	940
Carrying Amount of Buildings and Improvements	3,721
Accumulated Depreciation	1,132
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Homestead, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,750
Initial Cost of Buildings & Improvements	11,750
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,750
Carrying Amount of Buildings and Improvements	11,750
Accumulated Depreciation	2,129
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Houston Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,931
Initial Cost of Land	860
Initial Cost of Buildings & Improvements	18,715
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	860
Carrying Amount of Buildings and Improvements	18,715
Accumulated Depreciation	2,642
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Houston Tx Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,090
Initial Cost of Buildings & Improvements	9,471
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,090
Carrying Amount of Buildings and Improvements	9,471
Accumulated Depreciation	1,014
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Houston Tx Three [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,288
Initial Cost of Land	630
Initial Cost of Buildings & Improvements	5,970
Cost Capitalized Subsequent to Acquisition	750
Carrying Amount of Land	630
Carrying Amount of Buildings and Improvements	6,720
Accumulated Depreciation	1,989
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Howell, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,299
Initial Cost of Land	1,050
Initial Cost of Buildings & Improvements	21,703
Cost Capitalized Subsequent to Acquisition	150
Carrying Amount of Land	1,064
Carrying Amount of Buildings and Improvements	21,839
Accumulated Depreciation	1,140
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Huron, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	160
Initial Cost of Buildings & Improvements	6,088
Cost Capitalized Subsequent to Acquisition	1,452
Carrying Amount of Land	160
Carrying Amount of Buildings and Improvements	7,540
Accumulated Depreciation	1,389
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1983
Seniors Housing Triple-net [Member] | Hutchinson, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	10,590
Cost Capitalized Subsequent to Acquisition	194
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	10,784
Accumulated Depreciation	2,317
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Indianapolis, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	495
Initial Cost of Buildings & Improvements	6,287
Cost Capitalized Subsequent to Acquisition	22,565
Carrying Amount of Land	495
Carrying Amount of Buildings and Improvements	28,852
Accumulated Depreciation	5,663
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1981
Seniors Housing Triple-net [Member] | Indianapolis In One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	255
Initial Cost of Buildings & Improvements	2,473
Cost Capitalized Subsequent to Acquisition	12,123
Carrying Amount of Land	255
Carrying Amount of Buildings and Improvements	14,596
Accumulated Depreciation	2,697
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1981
Seniors Housing Triple-net [Member] | Jamestown, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	6,707
Cost Capitalized Subsequent to Acquisition	45
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	6,752
Accumulated Depreciation	3,912
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1966
Seniors Housing Triple-net [Member] | Jefferson, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	9,120
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	9,120
Accumulated Depreciation	1,858
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1984
Seniors Housing Triple-net [Member] | Kalida, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	8,173
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	8,173
Accumulated Depreciation	1,285
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Kenner, LA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,100
Initial Cost of Buildings & Improvements	10,036
Cost Capitalized Subsequent to Acquisition	328
Carrying Amount of Land	1,100
Carrying Amount of Buildings and Improvements	10,364
Accumulated Depreciation	6,550
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Kennett Square, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,050
Initial Cost of Buildings & Improvements	22,946
Cost Capitalized Subsequent to Acquisition	49
Carrying Amount of Land	1,060
Carrying Amount of Buildings and Improvements	22,985
Accumulated Depreciation	1,186
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2008
Seniors Housing Triple-net [Member] | Kenosha, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	9,139
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	9,139
Accumulated Depreciation	971
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Kent, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	940
Initial Cost of Buildings & Improvements	20,318
Cost Capitalized Subsequent to Acquisition	10,470
Carrying Amount of Land	940
Carrying Amount of Buildings and Improvements	30,788
Accumulated Depreciation	3,651
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Kirkland, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,880
Initial Cost of Buildings & Improvements	4,315
Cost Capitalized Subsequent to Acquisition	683
Carrying Amount of Land	1,880
Carrying Amount of Buildings and Improvements	4,998
Accumulated Depreciation	1,143
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Lecanto, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	6,900
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	6,900
Accumulated Depreciation	1,607
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Lee, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	18,135
Cost Capitalized Subsequent to Acquisition	926
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	19,061
Accumulated Depreciation	5,582
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Lenoir, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190
Initial Cost of Buildings & Improvements	3,748
Cost Capitalized Subsequent to Acquisition	641
Carrying Amount of Land	190
Carrying Amount of Buildings and Improvements	4,389
Accumulated Depreciation	1,161
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Lexington, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	3,900
Cost Capitalized Subsequent to Acquisition	1,015
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	4,915
Accumulated Depreciation	1,389
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Lincoln, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,131
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	13,807
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	13,807
Accumulated Depreciation	964
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Linwood, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	800
Initial Cost of Buildings & Improvements	21,984
Cost Capitalized Subsequent to Acquisition	429
Carrying Amount of Land	800
Carrying Amount of Buildings and Improvements	22,413
Accumulated Depreciation	1,178
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Litchfield, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,240
Initial Cost of Buildings & Improvements	17,908
Cost Capitalized Subsequent to Acquisition	102
Carrying Amount of Land	1,250
Carrying Amount of Buildings and Improvements	18,000
Accumulated Depreciation	933
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Little Neck, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,350
Initial Cost of Buildings & Improvements	38,461
Cost Capitalized Subsequent to Acquisition	426
Carrying Amount of Land	3,355
Carrying Amount of Buildings and Improvements	38,882
Accumulated Depreciation	2,008
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Longview Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	610
Initial Cost of Buildings & Improvements	5,520
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	610
Carrying Amount of Buildings and Improvements	5,520
Accumulated Depreciation	831
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Louisville, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	490
Initial Cost of Buildings & Improvements	10,010
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	490
Carrying Amount of Buildings and Improvements	10,010
Accumulated Depreciation	2,650
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1978
Seniors Housing Triple-net [Member] | Louisville Ky One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	7,135
Cost Capitalized Subsequent to Acquisition	163
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	7,298
Accumulated Depreciation	2,443
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1974
Seniors Housing Triple-net [Member] | Louisville Ky Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	350
Initial Cost of Buildings & Improvements	4,675
Cost Capitalized Subsequent to Acquisition	109
Carrying Amount of Land	350
Carrying Amount of Buildings and Improvements	4,784
Accumulated Depreciation	1,637
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1975
Seniors Housing Triple-net [Member] | Manassas, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	750
Initial Cost of Buildings & Improvements	7,446
Cost Capitalized Subsequent to Acquisition	530
Carrying Amount of Land	750
Carrying Amount of Buildings and Improvements	7,976
Accumulated Depreciation	1,875
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Mansfield, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	660
Initial Cost of Buildings & Improvements	5,251
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	660
Carrying Amount of Buildings and Improvements	5,251
Accumulated Depreciation	800
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Marianna, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	340
Initial Cost of Buildings & Improvements	8,910
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	340
Carrying Amount of Buildings and Improvements	8,910
Accumulated Depreciation	1,573
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Martinsville, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	349
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	349
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1900
Seniors Housing Triple-net [Member] | Matthews, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	4,738
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	4,738
Accumulated Depreciation	1,295
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Mc Connelsville Oh [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190
Initial Cost of Buildings & Improvements	7,060
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	190
Carrying Amount of Buildings and Improvements	7,060
Accumulated Depreciation	514
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1946
Seniors Housing Triple-net [Member] | Mc Henry Il [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,576
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,576
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1900
Seniors Housing Triple-net [Member] | Mc Henry Il One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,550
Initial Cost of Buildings & Improvements	15,300
Cost Capitalized Subsequent to Acquisition	6,718
Carrying Amount of Land	3,550
Carrying Amount of Buildings and Improvements	22,018
Accumulated Depreciation	3,105
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2004
Seniors Housing Triple-net [Member] | Mc Kinney Tx [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,570
Initial Cost of Buildings & Improvements	7,389
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,570
Carrying Amount of Buildings and Improvements	7,389
Accumulated Depreciation	592
Year Acquired	Jan. 01, 2009
Year Built	Jan. 01, 2010
Seniors Housing Triple-net [Member] | Melville, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,280
Initial Cost of Buildings & Improvements	73,283
Cost Capitalized Subsequent to Acquisition	722
Carrying Amount of Land	4,282
Carrying Amount of Buildings and Improvements	74,003
Accumulated Depreciation	3,762
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Memphis, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	940
Initial Cost of Buildings & Improvements	5,963
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	940
Carrying Amount of Buildings and Improvements	5,963
Accumulated Depreciation	1,733
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1951
Seniors Housing Triple-net [Member] | Memphis Tn One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	9,660
Cost Capitalized Subsequent to Acquisition	1,600
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	11,260
Accumulated Depreciation	652
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1981
Seniors Housing Triple-net [Member] | Merrillville, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	643
Initial Cost of Buildings & Improvements	7,084
Cost Capitalized Subsequent to Acquisition	3,526
Carrying Amount of Land	643
Carrying Amount of Buildings and Improvements	10,610
Accumulated Depreciation	6,112
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Merrillville In One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,080
Initial Cost of Buildings & Improvements	3,413
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,080
Carrying Amount of Buildings and Improvements	3,413
Accumulated Depreciation	195
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Seniors Housing Triple-net [Member] | Menomonee Falls, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,020
Initial Cost of Buildings & Improvements	6,984
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,020
Carrying Amount of Buildings and Improvements	6,984
Accumulated Depreciation	980
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Middleburg Heights, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	7,780
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	960
Carrying Amount of Buildings and Improvements	7,780
Accumulated Depreciation	1,735
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Middleton, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	420
Initial Cost of Buildings & Improvements	4,006
Cost Capitalized Subsequent to Acquisition	600
Carrying Amount of Land	420
Carrying Amount of Buildings and Improvements	4,606
Accumulated Depreciation	1,229
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1991
Seniors Housing Triple-net [Member] | Midland, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	11,025
Cost Capitalized Subsequent to Acquisition	39
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	11,064
Accumulated Depreciation	598
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Melbourne, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	7,070
Initial Cost of Buildings & Improvements	48,257
Cost Capitalized Subsequent to Acquisition	12,990
Carrying Amount of Land	7,070
Carrying Amount of Buildings and Improvements	61,247
Accumulated Depreciation	4,901
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Missoula, MT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	7,490
Cost Capitalized Subsequent to Acquisition	377
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	7,867
Accumulated Depreciation	1,503
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Monroe, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470
Initial Cost of Buildings & Improvements	3,681
Cost Capitalized Subsequent to Acquisition	648
Carrying Amount of Land	470
Carrying Amount of Buildings and Improvements	4,329
Accumulated Depreciation	1,175
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Monroe Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	4,799
Cost Capitalized Subsequent to Acquisition	857
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	5,656
Accumulated Depreciation	1,446
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Monroe Nc Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	4,021
Cost Capitalized Subsequent to Acquisition	114
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	4,135
Accumulated Depreciation	1,119
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Monteagle, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	3,318
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	3,318
Accumulated Depreciation	1,061
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1980
Seniors Housing Triple-net [Member] | Monterey, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	4,195
Cost Capitalized Subsequent to Acquisition	410
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	4,605
Accumulated Depreciation	2,454
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1977
Seniors Housing Triple-net [Member] | Moorestown, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,060
Initial Cost of Buildings & Improvements	51,628
Cost Capitalized Subsequent to Acquisition	267
Carrying Amount of Land	2,063
Carrying Amount of Buildings and Improvements	51,892
Accumulated Depreciation	2,668
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Morehead City, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	3,104
Cost Capitalized Subsequent to Acquisition	1,648
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	4,752
Accumulated Depreciation	1,593
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Morgantown, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	380
Initial Cost of Buildings & Improvements	3,705
Cost Capitalized Subsequent to Acquisition	615
Carrying Amount of Land	380
Carrying Amount of Buildings and Improvements	4,320
Accumulated Depreciation	1,128
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1965
Seniors Housing Triple-net [Member] | Mount Airy, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	270
Initial Cost of Buildings & Improvements	6,430
Cost Capitalized Subsequent to Acquisition	290
Carrying Amount of Land	270
Carrying Amount of Buildings and Improvements	6,720
Accumulated Depreciation	1,199
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Mountain City, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	220
Initial Cost of Buildings & Improvements	5,896
Cost Capitalized Subsequent to Acquisition	660
Carrying Amount of Land	220
Carrying Amount of Buildings and Improvements	6,556
Accumulated Depreciation	3,568
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1976
Seniors Housing Triple-net [Member] | Mt. Vernon, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	2,200
Cost Capitalized Subsequent to Acquisition	156
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	2,356
Accumulated Depreciation	375
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Myrtle Beach, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,890
Initial Cost of Buildings & Improvements	41,526
Cost Capitalized Subsequent to Acquisition	11,498
Carrying Amount of Land	6,890
Carrying Amount of Buildings and Improvements	53,024
Accumulated Depreciation	4,281
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Nacogdoches, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	5,754
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	5,754
Accumulated Depreciation	857
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Naples, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	5,450
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	5,450
Accumulated Depreciation	1,361
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1968
Seniors Housing Triple-net [Member] | Nashville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,910
Initial Cost of Buildings & Improvements	29,590
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,910
Carrying Amount of Buildings and Improvements	29,590
Accumulated Depreciation	3,567
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Needham, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,610
Initial Cost of Buildings & Improvements	13,715
Cost Capitalized Subsequent to Acquisition	366
Carrying Amount of Land	1,610
Carrying Amount of Buildings and Improvements	14,081
Accumulated Depreciation	4,576
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Neenah, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	630
Initial Cost of Buildings & Improvements	15,120
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	630
Carrying Amount of Buildings and Improvements	15,120
Accumulated Depreciation	1,032
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1991
Seniors Housing Triple-net [Member] | New Haven, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	176
Initial Cost of Buildings & Improvements	3,524
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	176
Carrying Amount of Buildings and Improvements	3,524
Accumulated Depreciation	1,046
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1981
Seniors Housing Triple-net [Member] | Newark, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	21,220
Cost Capitalized Subsequent to Acquisition	1,488
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	22,708
Accumulated Depreciation	4,595
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Norman, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	55
Initial Cost of Buildings & Improvements	1,484
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	55
Carrying Amount of Buildings and Improvements	1,484
Accumulated Depreciation	751
Year Acquired	Jan. 01, 1995
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | North Augusta, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	332
Initial Cost of Buildings & Improvements	2,558
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	332
Carrying Amount of Buildings and Improvements	2,558
Accumulated Depreciation	990
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Ocala, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,340
Initial Cost of Buildings & Improvements	10,564
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,340
Carrying Amount of Buildings and Improvements	10,564
Accumulated Depreciation	973
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Ogden, UT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	6,700
Cost Capitalized Subsequent to Acquisition	699
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	7,399
Accumulated Depreciation	1,534
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Oklahoma City Ok Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590
Initial Cost of Buildings & Improvements	7,513
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	590
Carrying Amount of Buildings and Improvements	7,513
Accumulated Depreciation	932
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2008
Seniors Housing Triple-net [Member] | Oklahoma City Ok Three [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	760
Initial Cost of Buildings & Improvements	7,017
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	760
Carrying Amount of Buildings and Improvements	7,017
Accumulated Depreciation	767
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Omaha, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	10,230
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	10,230
Accumulated Depreciation	730
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Omaha Ne One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,419
Initial Cost of Land	380
Initial Cost of Buildings & Improvements	8,864
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	380
Carrying Amount of Buildings and Improvements	8,864
Accumulated Depreciation	654
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Oneonta, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	5,020
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	5,020
Accumulated Depreciation	679
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Ormond Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	2,739
Cost Capitalized Subsequent to Acquisition	73
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	2,812
Accumulated Depreciation	1,495
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1983
Seniors Housing Triple-net [Member] | Oshkosh, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	3,800
Cost Capitalized Subsequent to Acquisition	3,687
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	7,487
Accumulated Depreciation	1,272
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Oshkosh Wi One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	23,237
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	23,237
Accumulated Depreciation	2,424
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2008
Seniors Housing Triple-net [Member] | Overland Park, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,120
Initial Cost of Buildings & Improvements	8,360
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,120
Carrying Amount of Buildings and Improvements	8,360
Accumulated Depreciation	1,763
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1970
Seniors Housing Triple-net [Member] | Overland Park Ks One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,730
Initial Cost of Buildings & Improvements	27,076
Cost Capitalized Subsequent to Acquisition	340
Carrying Amount of Land	3,730
Carrying Amount of Buildings and Improvements	27,416
Accumulated Depreciation	2,317
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Overland Park Ks Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,500
Initial Cost of Buildings & Improvements	29,105
Cost Capitalized Subsequent to Acquisition	7,295
Carrying Amount of Land	4,500
Carrying Amount of Buildings and Improvements	36,400
Accumulated Depreciation	2,007
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Owasso, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	215
Initial Cost of Buildings & Improvements	1,380
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	215
Carrying Amount of Buildings and Improvements	1,380
Accumulated Depreciation	608
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Owensboro, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	6,760
Cost Capitalized Subsequent to Acquisition	37
Carrying Amount of Land	240
Carrying Amount of Buildings and Improvements	6,797
Accumulated Depreciation	1,528
Year Acquired	Jan. 01, 1993
Year Built	Jan. 01, 1966
Seniors Housing Triple-net [Member] | Owensboro Ky One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	225
Initial Cost of Buildings & Improvements	13,275
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	225
Carrying Amount of Buildings and Improvements	13,275
Accumulated Depreciation	2,912
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1964
Seniors Housing Triple-net [Member] | Owenton, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	100
Initial Cost of Buildings & Improvements	2,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	100
Carrying Amount of Buildings and Improvements	2,400
Accumulated Depreciation	647
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1979
Seniors Housing Triple-net [Member] | Oxford, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,710
Initial Cost of Land	1,430
Initial Cost of Buildings & Improvements	15,791
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,430
Carrying Amount of Buildings and Improvements	15,791
Accumulated Depreciation	906
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Palestine, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	180
Initial Cost of Buildings & Improvements	4,320
Cost Capitalized Subsequent to Acquisition	1,300
Carrying Amount of Land	180
Carrying Amount of Buildings and Improvements	5,620
Accumulated Depreciation	890
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Palm Coast, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	870
Initial Cost of Buildings & Improvements	10,957
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	870
Carrying Amount of Buildings and Improvements	10,957
Accumulated Depreciation	877
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2010
Seniors Housing Triple-net [Member] | Paris, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	490
Initial Cost of Buildings & Improvements	5,452
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	490
Carrying Amount of Buildings and Improvements	5,452
Accumulated Depreciation	2,240
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Pasadena, TX [ Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,955
Initial Cost of Land	720
Initial Cost of Buildings & Improvements	24,080
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	720
Carrying Amount of Buildings and Improvements	24,080
Accumulated Depreciation	3,664
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Paso Robles, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,770
Initial Cost of Buildings & Improvements	8,630
Cost Capitalized Subsequent to Acquisition	693
Carrying Amount of Land	1,770
Carrying Amount of Buildings and Improvements	9,323
Accumulated Depreciation	2,656
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Pawleys Island, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,020
Initial Cost of Buildings & Improvements	32,590
Cost Capitalized Subsequent to Acquisition	6,022
Carrying Amount of Land	2,020
Carrying Amount of Buildings and Improvements	38,612
Accumulated Depreciation	6,600
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Pigeon Forge, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	320
Initial Cost of Buildings & Improvements	4,180
Cost Capitalized Subsequent to Acquisition	117
Carrying Amount of Land	320
Carrying Amount of Buildings and Improvements	4,297
Accumulated Depreciation	1,510
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Pinehurst, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	2,690
Cost Capitalized Subsequent to Acquisition	484
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	3,174
Accumulated Depreciation	892
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Piqua, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	204
Initial Cost of Buildings & Improvements	1,885
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	204
Carrying Amount of Buildings and Improvements	1,885
Accumulated Depreciation	755
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Pittsburgh, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,750
Initial Cost of Buildings & Improvements	8,572
Cost Capitalized Subsequent to Acquisition	115
Carrying Amount of Land	1,750
Carrying Amount of Buildings and Improvements	8,687
Accumulated Depreciation	1,899
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Plattsmouth, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	250
Initial Cost of Buildings & Improvements	5,650
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	250
Carrying Amount of Buildings and Improvements	5,650
Accumulated Depreciation	424
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Plymouth, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,490
Initial Cost of Buildings & Improvements	19,990
Cost Capitalized Subsequent to Acquisition	114
Carrying Amount of Land	1,490
Carrying Amount of Buildings and Improvements	20,104
Accumulated Depreciation	1,093
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1972
Seniors Housing Triple-net [Member] | Port St. Joe, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	2,055
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	2,055
Accumulated Depreciation	863
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1982
Seniors Housing Triple-net [Member] | Port St. Lucie, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	8,700
Initial Cost of Buildings & Improvements	47,230
Cost Capitalized Subsequent to Acquisition	4,761
Carrying Amount of Land	8,700
Carrying Amount of Buildings and Improvements	51,991
Accumulated Depreciation	3,550
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2010
Seniors Housing Triple-net [Member] | Post Falls, ID [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,700
Initial Cost of Buildings & Improvements	14,217
Cost Capitalized Subsequent to Acquisition	2,181
Carrying Amount of Land	2,700
Carrying Amount of Buildings and Improvements	16,398
Accumulated Depreciation	1,845
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2008
Seniors Housing Triple-net [Member] | Raleigh, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	10,000
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	10,000
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1900
Seniors Housing Triple-net [Member] | Rehoboth Beach, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	24,248
Cost Capitalized Subsequent to Acquisition	196
Carrying Amount of Land	961
Carrying Amount of Buildings and Improvements	24,443
Accumulated Depreciation	1,269
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Reidsville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	3,830
Cost Capitalized Subsequent to Acquisition	857
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	4,687
Accumulated Depreciation	1,341
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Reno, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,060
Initial Cost of Buildings & Improvements	11,440
Cost Capitalized Subsequent to Acquisition	605
Carrying Amount of Land	1,060
Carrying Amount of Buildings and Improvements	12,045
Accumulated Depreciation	2,569
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Ridgeland, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	520
Initial Cost of Buildings & Improvements	7,675
Cost Capitalized Subsequent to Acquisition	427
Carrying Amount of Land	520
Carrying Amount of Buildings and Improvements	8,102
Accumulated Depreciation	1,926
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Ridgely, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	5,700
Cost Capitalized Subsequent to Acquisition	97
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	5,797
Accumulated Depreciation	1,872
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1990
Seniors Housing Triple-net [Member] | Rockledge, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	4,117
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	4,117
Accumulated Depreciation	1,677
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1970
Seniors Housing Triple-net [Member] | Rockwood, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	500
Initial Cost of Buildings & Improvements	7,116
Cost Capitalized Subsequent to Acquisition	741
Carrying Amount of Land	500
Carrying Amount of Buildings and Improvements	7,857
Accumulated Depreciation	2,521
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1979
Seniors Housing Triple-net [Member] | Rocky Hill Ct One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,090
Initial Cost of Buildings & Improvements	6,710
Cost Capitalized Subsequent to Acquisition	1,500
Carrying Amount of Land	1,090
Carrying Amount of Buildings and Improvements	8,210
Accumulated Depreciation	1,842
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Rogersville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	350
Initial Cost of Buildings & Improvements	3,278
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	350
Carrying Amount of Buildings and Improvements	3,278
Accumulated Depreciation	1,052
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1980
Seniors Housing Triple-net [Member] | Romeoville, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,895
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,895
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1900
Seniors Housing Triple-net [Member] | Saint Simons Island, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,440
Initial Cost of Buildings & Improvements	50,060
Cost Capitalized Subsequent to Acquisition	1,270
Carrying Amount of Land	6,440
Carrying Amount of Buildings and Improvements	51,330
Accumulated Depreciation	5,809
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Salem, OR [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	449
Initial Cost of Buildings & Improvements	5,171
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	449
Carrying Amount of Buildings and Improvements	5,172
Accumulated Depreciation	1,977
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Salisbury, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	5,697
Cost Capitalized Subsequent to Acquisition	168
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	5,865
Accumulated Depreciation	1,517
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | San Angelo, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	260
Initial Cost of Buildings & Improvements	8,800
Cost Capitalized Subsequent to Acquisition	425
Carrying Amount of Land	260
Carrying Amount of Buildings and Improvements	9,225
Accumulated Depreciation	1,927
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | San Antonio Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,120
Initial Cost of Buildings & Improvements	28,169
Cost Capitalized Subsequent to Acquisition	1,587
Carrying Amount of Land	6,120
Carrying Amount of Buildings and Improvements	29,756
Accumulated Depreciation	999
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Seniors Housing Triple-net [Member] | San Antonio Tx [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,754
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	7,315
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	7,315
Accumulated Depreciation	2,258
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Sarasota, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	475
Initial Cost of Buildings & Improvements	3,175
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	475
Carrying Amount of Buildings and Improvements	3,175
Accumulated Depreciation	1,474
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Sarasota Fl Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	3,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	3,400
Accumulated Depreciation	947
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1982
Seniors Housing Triple-net [Member] | Scituate, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,740
Initial Cost of Buildings & Improvements	10,640
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,740
Carrying Amount of Buildings and Improvements	10,640
Accumulated Depreciation	2,077
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1976
Seniors Housing Triple-net [Member] | Selbyville, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	750
Initial Cost of Buildings & Improvements	25,912
Cost Capitalized Subsequent to Acquisition	160
Carrying Amount of Land	764
Carrying Amount of Buildings and Improvements	26,058
Accumulated Depreciation	1,361
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2008
Seniors Housing Triple-net [Member] | Seven Fields, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	484
Initial Cost of Buildings & Improvements	4,663
Cost Capitalized Subsequent to Acquisition	60
Carrying Amount of Land	484
Carrying Amount of Buildings and Improvements	4,722
Accumulated Depreciation	1,813
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Shawnee, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	1,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	1,400
Accumulated Depreciation	640
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Sheboygan, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	5,320
Cost Capitalized Subsequent to Acquisition	3,774
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	9,094
Accumulated Depreciation	1,143
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Shelbyville, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	630
Initial Cost of Buildings & Improvements	3,870
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	630
Carrying Amount of Buildings and Improvements	3,870
Accumulated Depreciation	859
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1965
Seniors Housing Triple-net [Member] | Sherman, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	700
Initial Cost of Buildings & Improvements	5,221
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	700
Carrying Amount of Buildings and Improvements	5,221
Accumulated Depreciation	848
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Shrewsbury, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,120
Initial Cost of Buildings & Improvements	38,116
Cost Capitalized Subsequent to Acquisition	270
Carrying Amount of Land	2,120
Carrying Amount of Buildings and Improvements	38,386
Accumulated Depreciation	1,984
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Silvis, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	16,420
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	16,420
Accumulated Depreciation	1,029
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Smithfield, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	5,680
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	5,680
Accumulated Depreciation	1,487
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | South Boston, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	385
Initial Cost of Buildings & Improvements	2,002
Cost Capitalized Subsequent to Acquisition	5,218
Carrying Amount of Land	385
Carrying Amount of Buildings and Improvements	7,220
Accumulated Depreciation	2,823
Year Acquired	Jan. 01, 1995
Year Built	Jan. 01, 1961
Seniors Housing Triple-net [Member] | South Pittsburg, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	5,628
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	5,628
Accumulated Depreciation	1,547
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1979
Seniors Housing Triple-net [Member] | Sparks, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,700
Initial Cost of Buildings & Improvements	46,526
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,700
Carrying Amount of Buildings and Improvements	46,526
Accumulated Depreciation	4,326
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Spartanburg, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,350
Initial Cost of Buildings & Improvements	15,750
Cost Capitalized Subsequent to Acquisition	12,669
Carrying Amount of Land	3,350
Carrying Amount of Buildings and Improvements	28,419
Accumulated Depreciation	3,816
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Spring City, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	420
Initial Cost of Buildings & Improvements	6,085
Cost Capitalized Subsequent to Acquisition	3,210
Carrying Amount of Land	420
Carrying Amount of Buildings and Improvements	9,295
Accumulated Depreciation	2,663
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1987
Seniors Housing Triple-net [Member] | St Louis Mo One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,890
Initial Cost of Buildings & Improvements	12,165
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,890
Carrying Amount of Buildings and Improvements	12,165
Accumulated Depreciation	707
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1963
Seniors Housing Triple-net [Member] | Statesville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	150
Initial Cost of Buildings & Improvements	1,447
Cost Capitalized Subsequent to Acquisition	266
Carrying Amount of Land	150
Carrying Amount of Buildings and Improvements	1,713
Accumulated Depreciation	480
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1990
Seniors Housing Triple-net [Member] | Statesville Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	6,183
Cost Capitalized Subsequent to Acquisition	8
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	6,191
Accumulated Depreciation	1,566
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Statesville Nc Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	140
Initial Cost of Buildings & Improvements	3,627
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	140
Carrying Amount of Buildings and Improvements	3,627
Accumulated Depreciation	946
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Stillwater, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	1,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	1,400
Accumulated Depreciation	643
Year Acquired	Jan. 01, 1995
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Swanton, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	6,370
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	6,370
Accumulated Depreciation	1,504
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1950
Seniors Housing Triple-net [Member] | Texarkana, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	192
Initial Cost of Buildings & Improvements	1,403
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	192
Carrying Amount of Buildings and Improvements	1,403
Accumulated Depreciation	617
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Toms River, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,610
Initial Cost of Buildings & Improvements	34,627
Cost Capitalized Subsequent to Acquisition	346
Carrying Amount of Land	1,650
Carrying Amount of Buildings and Improvements	34,933
Accumulated Depreciation	1,819
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Troy, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	2,000
Cost Capitalized Subsequent to Acquisition	4,254
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	6,254
Accumulated Depreciation	1,168
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Troy Oh One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470
Initial Cost of Buildings & Improvements	16,730
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	470
Carrying Amount of Buildings and Improvements	16,730
Accumulated Depreciation	3,803
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1971
Seniors Housing Triple-net [Member] | Tucson, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	930
Initial Cost of Buildings & Improvements	13,399
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	930
Carrying Amount of Buildings and Improvements	13,399
Accumulated Depreciation	2,692
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Tulsa, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,390
Initial Cost of Buildings & Improvements	7,110
Cost Capitalized Subsequent to Acquisition	219
Carrying Amount of Land	1,390
Carrying Amount of Buildings and Improvements	7,329
Accumulated Depreciation	561
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Tyler, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	650
Initial Cost of Buildings & Improvements	5,268
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	650
Carrying Amount of Buildings and Improvements	5,268
Accumulated Depreciation	796
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Uhrichsville, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	24
Initial Cost of Buildings & Improvements	6,716
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	24
Carrying Amount of Buildings and Improvements	6,716
Accumulated Depreciation	1,308
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1977
Seniors Housing Triple-net [Member] | Valparaiso, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	112
Initial Cost of Buildings & Improvements	2,558
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	112
Carrying Amount of Buildings and Improvements	2,558
Accumulated Depreciation	835
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Valparaiso In One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	108
Initial Cost of Buildings & Improvements	2,962
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	108
Carrying Amount of Buildings and Improvements	2,962
Accumulated Depreciation	946
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Venice, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	500
Initial Cost of Buildings & Improvements	6,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	500
Carrying Amount of Buildings and Improvements	6,000
Accumulated Depreciation	1,472
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1987
Seniors Housing Triple-net [Member] | Venice Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,150
Initial Cost of Buildings & Improvements	10,674
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,150
Carrying Amount of Buildings and Improvements	10,674
Accumulated Depreciation	906
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Vero Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	263
Initial Cost of Buildings & Improvements	3,187
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	263
Carrying Amount of Buildings and Improvements	3,187
Accumulated Depreciation	1,007
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Vero Beach Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	297
Initial Cost of Buildings & Improvements	3,263
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	297
Carrying Amount of Buildings and Improvements	3,263
Accumulated Depreciation	1,041
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Vero Beach Fl Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,930
Initial Cost of Buildings & Improvements	40,070
Cost Capitalized Subsequent to Acquisition	14,729
Carrying Amount of Land	2,930
Carrying Amount of Buildings and Improvements	54,799
Accumulated Depreciation	6,268
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2003
Seniors Housing Triple-net [Member] | Wake Forest, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	3,003
Cost Capitalized Subsequent to Acquisition	1,742
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	4,745
Accumulated Depreciation	1,640
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Wareham, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	875
Initial Cost of Buildings & Improvements	10,313
Cost Capitalized Subsequent to Acquisition	1,701
Carrying Amount of Land	875
Carrying Amount of Buildings and Improvements	12,014
Accumulated Depreciation	3,650
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1989
Seniors Housing Triple-net [Member] | Waukesha, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,100
Initial Cost of Buildings & Improvements	14,910
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,100
Carrying Amount of Buildings and Improvements	14,910
Accumulated Depreciation	1,206
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Waxahachie, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	650
Initial Cost of Buildings & Improvements	5,763
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	650
Carrying Amount of Buildings and Improvements	5,763
Accumulated Depreciation	728
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2008
Seniors Housing Triple-net [Member] | Weatherford, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	660
Initial Cost of Buildings & Improvements	5,261
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	660
Carrying Amount of Buildings and Improvements	5,261
Accumulated Depreciation	801
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Webster, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,473
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	5,940
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	5,940
Accumulated Depreciation	1,826
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | West Worthington, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	510
Initial Cost of Buildings & Improvements	5,090
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	510
Carrying Amount of Buildings and Improvements	5,090
Accumulated Depreciation	1,031
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1980
Seniors Housing Triple-net [Member] | Westerville, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	740
Initial Cost of Buildings & Improvements	8,287
Cost Capitalized Subsequent to Acquisition	3,105
Carrying Amount of Land	740
Carrying Amount of Buildings and Improvements	11,392
Accumulated Depreciation	6,416
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Westlake, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,330
Initial Cost of Buildings & Improvements	17,926
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,330
Carrying Amount of Buildings and Improvements	17,926
Accumulated Depreciation	5,570
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Westmoreland, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	1,822
Cost Capitalized Subsequent to Acquisition	2,635
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	4,457
Accumulated Depreciation	1,492
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | White Lake, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,713
Initial Cost of Land	2,920
Initial Cost of Buildings & Improvements	20,179
Cost Capitalized Subsequent to Acquisition	55
Carrying Amount of Land	2,920
Carrying Amount of Buildings and Improvements	20,234
Accumulated Depreciation	1,126
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Wichita, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,400
Initial Cost of Buildings & Improvements	11,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,400
Carrying Amount of Buildings and Improvements	11,000
Accumulated Depreciation	2,178
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Williamstown, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	70
Initial Cost of Buildings & Improvements	6,430
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	70
Carrying Amount of Buildings and Improvements	6,430
Accumulated Depreciation	1,424
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1987
Seniors Housing Triple-net [Member] | Wilmington, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	210
Initial Cost of Buildings & Improvements	2,991
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	210
Carrying Amount of Buildings and Improvements	2,991
Accumulated Depreciation	1,137
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Winston-Salem, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	2,514
Cost Capitalized Subsequent to Acquisition	459
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	2,973
Accumulated Depreciation	805
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Winston Salem Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,700
Initial Cost of Buildings & Improvements	13,550
Cost Capitalized Subsequent to Acquisition	12,239
Carrying Amount of Land	5,700
Carrying Amount of Buildings and Improvements	25,789
Accumulated Depreciation	4,108
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Worcester, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,500
Initial Cost of Buildings & Improvements	54,099
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,500
Carrying Amount of Buildings and Improvements	54,099
Accumulated Depreciation	4,345
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Worcester Ma One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,300
Initial Cost of Buildings & Improvements	9,060
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,300
Carrying Amount of Buildings and Improvements	9,060
Accumulated Depreciation	1,087
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1993
Seniors Housing Triple-net [Member] | Zionsville, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,610
Initial Cost of Buildings & Improvements	22,400
Cost Capitalized Subsequent to Acquisition	1,691
Carrying Amount of Land	1,610
Carrying Amount of Buildings and Improvements	24,091
Accumulated Depreciation	1,378
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Andover, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,310
Initial Cost of Buildings & Improvements	12,647
Cost Capitalized Subsequent to Acquisition	27
Carrying Amount of Land	1,310
Carrying Amount of Buildings and Improvements	12,674
Accumulated Depreciation	679
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Annapolis, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,010
Initial Cost of Buildings & Improvements	24,825
Cost Capitalized Subsequent to Acquisition	50
Carrying Amount of Land	1,010
Carrying Amount of Buildings and Improvements	24,876
Accumulated Depreciation	1,185
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1993
Seniors Housing Triple-net [Member] | Ansted, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	14,113
Cost Capitalized Subsequent to Acquisition	43
Carrying Amount of Land	240
Carrying Amount of Buildings and Improvements	14,156
Accumulated Depreciation	662
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1982
Seniors Housing Triple-net [Member] | Aspen Hill, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	9,008
Cost Capitalized Subsequent to Acquisition	457
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	9,465
Accumulated Depreciation	482
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Aurora, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,760
Initial Cost of Buildings & Improvements	14,148
Cost Capitalized Subsequent to Acquisition	41
Carrying Amount of Land	1,760
Carrying Amount of Buildings and Improvements	14,189
Accumulated Depreciation	811
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2002
Seniors Housing Triple-net [Member] | Avon Lake, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	790
Initial Cost of Buildings & Improvements	10,421
Cost Capitalized Subsequent to Acquisition	32
Carrying Amount of Land	790
Carrying Amount of Buildings and Improvements	10,452
Accumulated Depreciation	622
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Ayer, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	22,074
Cost Capitalized Subsequent to Acquisition	3
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	22,077
Accumulated Depreciation	1,056
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Baltimore, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	14,884
Cost Capitalized Subsequent to Acquisition	321
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	15,204
Accumulated Depreciation	754
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1905
Seniors Housing Triple-net [Member] | Baltimore, MD 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	5,039
Cost Capitalized Subsequent to Acquisition	90
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	5,129
Accumulated Depreciation	302
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1969
Seniors Housing Triple-net [Member] | Bedford, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,250
Initial Cost of Buildings & Improvements	28,831
Cost Capitalized Subsequent to Acquisition	5
Carrying Amount of Land	2,250
Carrying Amount of Buildings and Improvements	28,836
Accumulated Depreciation	1,371
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1978
Seniors Housing Triple-net [Member] | Benbrook, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,550
Initial Cost of Buildings & Improvements	13,553
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,550
Carrying Amount of Buildings and Improvements	13,553
Accumulated Depreciation	589
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1984
Seniors Housing Triple-net [Member] | Bluefield, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	12,463
Cost Capitalized Subsequent to Acquisition	32
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	12,495
Accumulated Depreciation	611
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1990
Seniors Housing Triple-net [Member] | Brookline, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,760
Initial Cost of Buildings & Improvements	9,217
Cost Capitalized Subsequent to Acquisition	2,540
Carrying Amount of Land	2,760
Carrying Amount of Buildings and Improvements	11,757
Accumulated Depreciation	554
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1984
Seniors Housing Triple-net [Member] | Brooklyn Park, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,290
Initial Cost of Buildings & Improvements	16,329
Cost Capitalized Subsequent to Acquisition	29
Carrying Amount of Land	1,290
Carrying Amount of Buildings and Improvements	16,358
Accumulated Depreciation	808
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1973
Seniors Housing Triple-net [Member] | Burleson, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	670
Initial Cost of Buildings & Improvements	13,985
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	670
Carrying Amount of Buildings and Improvements	13,985
Accumulated Depreciation	630
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Burlington, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,700
Initial Cost of Buildings & Improvements	12,554
Cost Capitalized Subsequent to Acquisition	382
Carrying Amount of Land	1,700
Carrying Amount of Buildings and Improvements	12,936
Accumulated Depreciation	716
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1965
Seniors Housing Triple-net [Member] | Burlington, NJ 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,170
Initial Cost of Buildings & Improvements	19,205
Cost Capitalized Subsequent to Acquisition	167
Carrying Amount of Land	1,170
Carrying Amount of Buildings and Improvements	19,372
Accumulated Depreciation	820
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Cambridge, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	490
Initial Cost of Buildings & Improvements	15,843
Cost Capitalized Subsequent to Acquisition	207
Carrying Amount of Land	490
Carrying Amount of Buildings and Improvements	16,050
Accumulated Depreciation	767
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1990
Seniors Housing Triple-net [Member] | Catonsville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,330
Initial Cost of Buildings & Improvements	15,003
Cost Capitalized Subsequent to Acquisition	549
Carrying Amount of Land	1,330
Carrying Amount of Buildings and Improvements	15,552
Accumulated Depreciation	759
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1973
Seniors Housing Triple-net [Member] | Cedar Grove, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,830
Initial Cost of Buildings & Improvements	10,939
Cost Capitalized Subsequent to Acquisition	10
Carrying Amount of Land	1,830
Carrying Amount of Buildings and Improvements	10,949
Accumulated Depreciation	567
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1964
Seniors Housing Triple-net [Member] | Cedar Grove, NJ 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,850
Initial Cost of Buildings & Improvements	27,737
Cost Capitalized Subsequent to Acquisition	21
Carrying Amount of Land	2,850
Carrying Amount of Buildings and Improvements	27,757
Accumulated Depreciation	1,352
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1970
Seniors Housing Triple-net [Member] | Centreville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	14,602
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	14,602
Accumulated Depreciation	726
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1978
Seniors Housing Triple-net [Member] | Charles Town, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	230
Initial Cost of Buildings & Improvements	22,834
Cost Capitalized Subsequent to Acquisition	29
Carrying Amount of Land	230
Carrying Amount of Buildings and Improvements	22,863
Accumulated Depreciation	1,057
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Charleston, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	440
Initial Cost of Buildings & Improvements	17,575
Cost Capitalized Subsequent to Acquisition	47
Carrying Amount of Land	440
Carrying Amount of Buildings and Improvements	17,622
Accumulated Depreciation	823
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Charleston, WV 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	410
Initial Cost of Buildings & Improvements	5,430
Cost Capitalized Subsequent to Acquisition	13
Carrying Amount of Land	410
Carrying Amount of Buildings and Improvements	5,444
Accumulated Depreciation	287
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1979
Seniors Housing Triple-net [Member] | Cinnaminson, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	860
Initial Cost of Buildings & Improvements	6,663
Cost Capitalized Subsequent to Acquisition	149
Carrying Amount of Land	860
Carrying Amount of Buildings and Improvements	6,812
Accumulated Depreciation	375
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1965
Seniors Housing Triple-net [Member] | Clark Summit, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	11,179
Cost Capitalized Subsequent to Acquisition	15
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	11,194
Accumulated Depreciation	576
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Clarks Summit, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	6,529
Cost Capitalized Subsequent to Acquisition	54
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	6,583
Accumulated Depreciation	344
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Cloquet, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	340
Initial Cost of Buildings & Improvements	4,660
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	340
Carrying Amount of Buildings and Improvements	4,660
Accumulated Depreciation	165
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Colchester, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	4,860
Cost Capitalized Subsequent to Acquisition	495
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	5,355
Accumulated Depreciation	313
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Columbia Heights, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	825
Initial Cost of Buildings & Improvements	14,175
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	825
Carrying Amount of Buildings and Improvements	14,175
Accumulated Depreciation	469
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Concord, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	780
Initial Cost of Buildings & Improvements	18,423
Cost Capitalized Subsequent to Acquisition	378
Carrying Amount of Land	780
Carrying Amount of Buildings and Improvements	18,801
Accumulated Depreciation	867
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1972
Seniors Housing Triple-net [Member] | Concord, NH 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,760
Initial Cost of Buildings & Improvements	43,179
Cost Capitalized Subsequent to Acquisition	545
Carrying Amount of Land	1,760
Carrying Amount of Buildings and Improvements	43,724
Accumulated Depreciation	2,021
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Concord, NH 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	720
Initial Cost of Buildings & Improvements	3,041
Cost Capitalized Subsequent to Acquisition	203
Carrying Amount of Land	720
Carrying Amount of Buildings and Improvements	3,245
Accumulated Depreciation	188
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1905
Seniors Housing Triple-net [Member] | Daniels, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	17,320
Cost Capitalized Subsequent to Acquisition	49
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	17,370
Accumulated Depreciation	808
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Dover, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	7,717
Cost Capitalized Subsequent to Acquisition	38
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	7,755
Accumulated Depreciation	396
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Dover, DE 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	22,266
Cost Capitalized Subsequent to Acquisition	90
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	22,356
Accumulated Depreciation	1,063
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1984
Seniors Housing Triple-net [Member] | Dundalk, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,770
Initial Cost of Buildings & Improvements	32,047
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,770
Carrying Amount of Buildings and Improvements	32,047
Accumulated Depreciation	1,532
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1978
Seniors Housing Triple-net [Member] | East Brunswick, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,380
Initial Cost of Buildings & Improvements	34,229
Cost Capitalized Subsequent to Acquisition	87
Carrying Amount of Land	1,380
Carrying Amount of Buildings and Improvements	34,315
Accumulated Depreciation	1,198
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Easton, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	24,539
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	24,539
Accumulated Depreciation	1,205
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1962
Seniors Housing Triple-net [Member] | Eatontown, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,190
Initial Cost of Buildings & Improvements	23,358
Cost Capitalized Subsequent to Acquisition	67
Carrying Amount of Land	1,190
Carrying Amount of Buildings and Improvements	23,426
Accumulated Depreciation	1,138
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Hilltop, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	25,355
Cost Capitalized Subsequent to Acquisition	15
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	25,370
Accumulated Depreciation	1,198
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1977
Seniors Housing Triple-net [Member] | Huntington, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	800
Initial Cost of Buildings & Improvements	32,261
Cost Capitalized Subsequent to Acquisition	126
Carrying Amount of Land	800
Carrying Amount of Buildings and Improvements	32,387
Accumulated Depreciation	1,530
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1976
Seniors Housing Triple-net [Member] | Hurricane, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	620
Initial Cost of Buildings & Improvements	21,454
Cost Capitalized Subsequent to Acquisition	805
Carrying Amount of Land	620
Carrying Amount of Buildings and Improvements	22,258
Accumulated Depreciation	1,041
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Keene, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	9,639
Cost Capitalized Subsequent to Acquisition	284
Carrying Amount of Land	530
Carrying Amount of Buildings and Improvements	9,923
Accumulated Depreciation	385
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1980
Seniors Housing Triple-net [Member] | Laconia, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	810
Initial Cost of Buildings & Improvements	14,434
Cost Capitalized Subsequent to Acquisition	483
Carrying Amount of Land	810
Carrying Amount of Buildings and Improvements	14,916
Accumulated Depreciation	711
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1968
Seniors Housing Triple-net [Member] | Lake Zurich, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,470
Initial Cost of Buildings & Improvements	9,830
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,470
Carrying Amount of Buildings and Improvements	9,830
Accumulated Depreciation	459
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Lancaster, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	15,804
Cost Capitalized Subsequent to Acquisition	161
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	15,964
Accumulated Depreciation	757
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1981
Seniors Housing Triple-net [Member] | Lancaster, NH 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	160
Initial Cost of Buildings & Improvements	434
Cost Capitalized Subsequent to Acquisition	28
Carrying Amount of Land	160
Carrying Amount of Buildings and Improvements	462
Accumulated Depreciation	42
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1905
Seniors Housing Triple-net [Member] | Lancaster, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	890
Initial Cost of Buildings & Improvements	7,623
Cost Capitalized Subsequent to Acquisition	80
Carrying Amount of Land	890
Carrying Amount of Buildings and Improvements	7,702
Accumulated Depreciation	419
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1928
Seniors Housing Triple-net [Member] | Langhorne, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	24,881
Cost Capitalized Subsequent to Acquisition	117
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	24,998
Accumulated Depreciation	1,221
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1979
Seniors Housing Triple-net [Member] | La Plata, MD 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	700
Initial Cost of Buildings & Improvements	19,068
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	700
Carrying Amount of Buildings and Improvements	19,068
Accumulated Depreciation	935
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1984
Seniors Housing Triple-net [Member] | Lebanon, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	20,138
Cost Capitalized Subsequent to Acquisition	64
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	20,202
Accumulated Depreciation	962
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Leominster, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	6,201
Cost Capitalized Subsequent to Acquisition	25
Carrying Amount of Land	530
Carrying Amount of Buildings and Improvements	6,226
Accumulated Depreciation	348
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1966
Seniors Housing Triple-net [Member] | Lewisburg, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	260
Initial Cost of Buildings & Improvements	3,699
Cost Capitalized Subsequent to Acquisition	70
Carrying Amount of Land	260
Carrying Amount of Buildings and Improvements	3,769
Accumulated Depreciation	210
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Libertyville, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,500
Initial Cost of Buildings & Improvements	40,024
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,500
Carrying Amount of Buildings and Improvements	40,024
Accumulated Depreciation	1,848
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Lowell, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,070
Initial Cost of Buildings & Improvements	13,481
Cost Capitalized Subsequent to Acquisition	92
Carrying Amount of Land	1,070
Carrying Amount of Buildings and Improvements	13,573
Accumulated Depreciation	694
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1975
Seniors Housing Triple-net [Member] | Lowell, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	680
Initial Cost of Buildings & Improvements	3,378
Cost Capitalized Subsequent to Acquisition	30
Carrying Amount of Land	680
Carrying Amount of Buildings and Improvements	3,408
Accumulated Depreciation	213
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1969
Seniors Housing Triple-net [Member] | Lutherville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,100
Initial Cost of Buildings & Improvements	19,786
Cost Capitalized Subsequent to Acquisition	1,579
Carrying Amount of Land	1,100
Carrying Amount of Buildings and Improvements	21,365
Accumulated Depreciation	969
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Macungie, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	29,033
Cost Capitalized Subsequent to Acquisition	17
Carrying Amount of Land	960
Carrying Amount of Buildings and Improvements	29,049
Accumulated Depreciation	1,364
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Manahawkin, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,020
Initial Cost of Buildings & Improvements	20,361
Cost Capitalized Subsequent to Acquisition	122
Carrying Amount of Land	1,020
Carrying Amount of Buildings and Improvements	20,483
Accumulated Depreciation	991
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Manalapan, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	22,624
Cost Capitalized Subsequent to Acquisition	56
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	22,680
Accumulated Depreciation	795
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Marlinton, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	270
Initial Cost of Buildings & Improvements	8,430
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	270
Carrying Amount of Buildings and Improvements	8,430
Accumulated Depreciation	418
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1987
Seniors Housing Triple-net [Member] | Marmet, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	540
Initial Cost of Buildings & Improvements	26,483
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	540
Carrying Amount of Buildings and Improvements	26,483
Accumulated Depreciation	1,225
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Martinsburg, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	340
Initial Cost of Buildings & Improvements	17,180
Cost Capitalized Subsequent to Acquisition	31
Carrying Amount of Land	340
Carrying Amount of Buildings and Improvements	17,211
Accumulated Depreciation	802
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1987
Seniors Housing Triple-net [Member] | Matawan, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,830
Initial Cost of Buildings & Improvements	20,618
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,830
Carrying Amount of Buildings and Improvements	20,618
Accumulated Depreciation	589
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1965
Seniors Housing Triple-net [Member] | Mendham, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,240
Initial Cost of Buildings & Improvements	27,169
Cost Capitalized Subsequent to Acquisition	375
Carrying Amount of Land	1,240
Carrying Amount of Buildings and Improvements	27,544
Accumulated Depreciation	1,281
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1968
Seniors Housing Triple-net [Member] | Mercerville, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	860
Initial Cost of Buildings & Improvements	9,929
Cost Capitalized Subsequent to Acquisition	109
Carrying Amount of Land	860
Carrying Amount of Buildings and Improvements	10,039
Accumulated Depreciation	518
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1967
Seniors Housing Triple-net [Member] | Meriden, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,300
Initial Cost of Buildings & Improvements	1,472
Cost Capitalized Subsequent to Acquisition	5
Carrying Amount of Land	1,300
Carrying Amount of Buildings and Improvements	1,477
Accumulated Depreciation	158
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1968
Seniors Housing Triple-net [Member] | Middletown, RI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,480
Initial Cost of Buildings & Improvements	19,703
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,480
Carrying Amount of Buildings and Improvements	19,703
Accumulated Depreciation	970
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1975
Seniors Housing Triple-net [Member] | Milford, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	7,816
Cost Capitalized Subsequent to Acquisition	40
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	7,855
Accumulated Depreciation	400
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Milford, DE 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	680
Initial Cost of Buildings & Improvements	19,216
Cost Capitalized Subsequent to Acquisition	56
Carrying Amount of Land	680
Carrying Amount of Buildings and Improvements	19,273
Accumulated Depreciation	940
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1905
Seniors Housing Triple-net [Member] | Millersville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	680
Initial Cost of Buildings & Improvements	1,020
Cost Capitalized Subsequent to Acquisition	25
Carrying Amount of Land	680
Carrying Amount of Buildings and Improvements	1,045
Accumulated Depreciation	411
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1962
Seniors Housing Triple-net [Member] | Millville, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	840
Initial Cost of Buildings & Improvements	29,944
Cost Capitalized Subsequent to Acquisition	85
Carrying Amount of Land	840
Carrying Amount of Buildings and Improvements	30,030
Accumulated Depreciation	1,433
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Monmouth Junction, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	720
Initial Cost of Buildings & Improvements	6,209
Cost Capitalized Subsequent to Acquisition	57
Carrying Amount of Land	720
Carrying Amount of Buildings and Improvements	6,266
Accumulated Depreciation	341
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Monroe Twp, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,160
Initial Cost of Buildings & Improvements	13,193
Cost Capitalized Subsequent to Acquisition	75
Carrying Amount of Land	1,160
Carrying Amount of Buildings and Improvements	13,268
Accumulated Depreciation	690
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Montville, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,500
Initial Cost of Buildings & Improvements	31,002
Cost Capitalized Subsequent to Acquisition	135
Carrying Amount of Land	3,500
Carrying Amount of Buildings and Improvements	31,137
Accumulated Depreciation	1,112
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Morgantown, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190
Initial Cost of Buildings & Improvements	15,633
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	190
Carrying Amount of Buildings and Improvements	15,633
Accumulated Depreciation	414
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Naperville, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,470
Initial Cost of Buildings & Improvements	29,547
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,470
Carrying Amount of Buildings and Improvements	29,547
Accumulated Depreciation	1,390
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Naugatuck, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200
Initial Cost of Buildings & Improvements	15,826
Cost Capitalized Subsequent to Acquisition	99
Carrying Amount of Land	1,200
Carrying Amount of Buildings and Improvements	15,924
Accumulated Depreciation	781
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1980
Seniors Housing Triple-net [Member] | New Braunfels, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200
Initial Cost of Buildings & Improvements	19,800
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,200
Carrying Amount of Buildings and Improvements	19,800
Accumulated Depreciation	933
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Newport, VT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	3,867
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	3,867
Accumulated Depreciation	211
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1967
Seniors Housing Triple-net [Member] | Norristown, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200
Initial Cost of Buildings & Improvements	19,488
Cost Capitalized Subsequent to Acquisition	1,135
Carrying Amount of Land	1,200
Carrying Amount of Buildings and Improvements	20,623
Accumulated Depreciation	948
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | North Andover, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	950
Initial Cost of Buildings & Improvements	21,817
Cost Capitalized Subsequent to Acquisition	54
Carrying Amount of Land	950
Carrying Amount of Buildings and Improvements	21,870
Accumulated Depreciation	1,047
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1977
Seniors Housing Triple-net [Member] | North Andover, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,070
Initial Cost of Buildings & Improvements	17,341
Cost Capitalized Subsequent to Acquisition	1,293
Carrying Amount of Land	1,070
Carrying Amount of Buildings and Improvements	18,634
Accumulated Depreciation	879
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1990
Seniors Housing Triple-net [Member] | North Cape May, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	22,266
Cost Capitalized Subsequent to Acquisition	36
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	22,302
Accumulated Depreciation	1,062
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Oak Hill, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	24,506
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	240
Carrying Amount of Buildings and Improvements	24,506
Accumulated Depreciation	1,132
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Oak Hill, WV 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	721
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	721
Accumulated Depreciation	73
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Orwigsburg, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	650
Initial Cost of Buildings & Improvements	20,632
Cost Capitalized Subsequent to Acquisition	134
Carrying Amount of Land	650
Carrying Amount of Buildings and Improvements	20,766
Accumulated Depreciation	999
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1992
Seniors Housing Triple-net [Member] | Panama City Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	7,717
Cost Capitalized Subsequent to Acquisition	9
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	7,726
Accumulated Depreciation	322
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Parkersburg, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	21,288
Cost Capitalized Subsequent to Acquisition	643
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	21,931
Accumulated Depreciation	1,012
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1979
Seniors Housing Triple-net [Member] | Parkville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	16,071
Cost Capitalized Subsequent to Acquisition	212
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	16,284
Accumulated Depreciation	801
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1980
Seniors Housing Triple-net [Member] | Parkville, MD 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	791
Initial Cost of Buildings & Improvements	11,186
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	791
Carrying Amount of Buildings and Improvements	11,186
Accumulated Depreciation	571
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1972
Seniors Housing Triple-net [Member] | Parkville, MD 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,100
Initial Cost of Buildings & Improvements	11,768
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,100
Carrying Amount of Buildings and Improvements	11,768
Accumulated Depreciation	595
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1972
Seniors Housing Triple-net [Member] | Pennington, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,380
Initial Cost of Buildings & Improvements	27,620
Cost Capitalized Subsequent to Acquisition	426
Carrying Amount of Land	1,420
Carrying Amount of Buildings and Improvements	28,006
Accumulated Depreciation	860
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Pennsauken, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	10,780
Cost Capitalized Subsequent to Acquisition	179
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	10,959
Accumulated Depreciation	602
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Petoskey, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,293
Initial Cost of Land	860
Initial Cost of Buildings & Improvements	14,452
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	860
Carrying Amount of Buildings and Improvements	14,452
Accumulated Depreciation	739
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Philadelphia, PA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,700
Initial Cost of Buildings & Improvements	25,709
Cost Capitalized Subsequent to Acquisition	333
Carrying Amount of Land	2,700
Carrying Amount of Buildings and Improvements	26,041
Accumulated Depreciation	1,259
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1976
Seniors Housing Triple-net [Member] | Philadelphia, PA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,930
Initial Cost of Buildings & Improvements	10,433
Cost Capitalized Subsequent to Acquisition	2,642
Carrying Amount of Land	2,930
Carrying Amount of Buildings and Improvements	13,075
Accumulated Depreciation	632
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1952
Seniors Housing Triple-net [Member] | Philadelphia, PA 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	540
Initial Cost of Buildings & Improvements	11,239
Cost Capitalized Subsequent to Acquisition	62
Carrying Amount of Land	540
Carrying Amount of Buildings and Improvements	11,302
Accumulated Depreciation	532
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1965
Seniors Housing Triple-net [Member] | Philadelphia, PA 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,810
Initial Cost of Buildings & Improvements	16,898
Cost Capitalized Subsequent to Acquisition	32
Carrying Amount of Land	1,810
Carrying Amount of Buildings and Improvements	16,931
Accumulated Depreciation	902
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1972
Seniors Housing Triple-net [Member] | Phillipsburg, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	800
Initial Cost of Buildings & Improvements	21,175
Cost Capitalized Subsequent to Acquisition	193
Carrying Amount of Land	800
Carrying Amount of Buildings and Improvements	21,368
Accumulated Depreciation	1,044
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1992
Seniors Housing Triple-net [Member] | Phillipsburg, NJ 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	8,114
Cost Capitalized Subsequent to Acquisition	38
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	8,151
Accumulated Depreciation	399
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1905
Seniors Housing Triple-net [Member] | Plainview, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,990
Initial Cost of Buildings & Improvements	11,969
Cost Capitalized Subsequent to Acquisition	94
Carrying Amount of Land	3,990
Carrying Amount of Buildings and Improvements	12,064
Accumulated Depreciation	480
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1963
Seniors Housing Triple-net [Member] | Pottsville, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	950
Initial Cost of Buildings & Improvements	26,964
Cost Capitalized Subsequent to Acquisition	202
Carrying Amount of Land	950
Carrying Amount of Buildings and Improvements	27,166
Accumulated Depreciation	1,319
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1990
Seniors Housing Triple-net [Member] | Princeton, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,730
Initial Cost of Buildings & Improvements	30,888
Cost Capitalized Subsequent to Acquisition	817
Carrying Amount of Land	1,772
Carrying Amount of Buildings and Improvements	31,663
Accumulated Depreciation	977
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Quakertown, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,040
Initial Cost of Buildings & Improvements	25,389
Cost Capitalized Subsequent to Acquisition	72
Carrying Amount of Land	1,040
Carrying Amount of Buildings and Improvements	25,461
Accumulated Depreciation	1,213
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1977
Seniors Housing Triple-net [Member] | Reading, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	19,906
Cost Capitalized Subsequent to Acquisition	102
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	20,008
Accumulated Depreciation	967
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Red Bank, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,050
Initial Cost of Buildings & Improvements	21,275
Cost Capitalized Subsequent to Acquisition	97
Carrying Amount of Land	1,050
Carrying Amount of Buildings and Improvements	21,372
Accumulated Depreciation	748
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Ridgewood, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	16,170
Cost Capitalized Subsequent to Acquisition	478
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	16,649
Accumulated Depreciation	780
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1971
Seniors Housing Triple-net [Member] | Rockville Centre, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,290
Initial Cost of Buildings & Improvements	20,310
Cost Capitalized Subsequent to Acquisition	142
Carrying Amount of Land	4,290
Carrying Amount of Buildings and Improvements	20,452
Accumulated Depreciation	756
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2002
Seniors Housing Triple-net [Member] | Rockville, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	4,835
Cost Capitalized Subsequent to Acquisition	76
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	4,911
Accumulated Depreciation	320
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1960
Seniors Housing Triple-net [Member] | Rutland, VT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,190
Initial Cost of Buildings & Improvements	23,655
Cost Capitalized Subsequent to Acquisition	87
Carrying Amount of Land	1,190
Carrying Amount of Buildings and Improvements	23,743
Accumulated Depreciation	1,151
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1968
Seniors Housing Triple-net [Member] | Sanatoga, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	30,695
Cost Capitalized Subsequent to Acquisition	37
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	30,733
Accumulated Depreciation	1,439
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1993
Seniors Housing Triple-net [Member] | Scott Depot, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	350
Initial Cost of Buildings & Improvements	6,876
Cost Capitalized Subsequent to Acquisition	58
Carrying Amount of Land	350
Carrying Amount of Buildings and Improvements	6,934
Accumulated Depreciation	351
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Seaford, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	720
Initial Cost of Buildings & Improvements	14,029
Cost Capitalized Subsequent to Acquisition	53
Carrying Amount of Land	720
Carrying Amount of Buildings and Improvements	14,082
Accumulated Depreciation	718
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1977
Seniors Housing Triple-net [Member] | Severna Park, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,120
Initial Cost of Buildings & Improvements	31,273
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,120
Carrying Amount of Buildings and Improvements	31,273
Accumulated Depreciation	1,472
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1981
Seniors Housing Triple-net [Member] | Shepherdstown, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	250
Initial Cost of Buildings & Improvements	13,806
Cost Capitalized Subsequent to Acquisition	14
Carrying Amount of Land	250
Carrying Amount of Buildings and Improvements	13,819
Accumulated Depreciation	650
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1990
Seniors Housing Triple-net [Member] | Shillington, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,020
Initial Cost of Buildings & Improvements	19,569
Cost Capitalized Subsequent to Acquisition	118
Carrying Amount of Land	1,020
Carrying Amount of Buildings and Improvements	19,687
Accumulated Depreciation	956
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1964
Seniors Housing Triple-net [Member] | Sissonville, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	23,948
Cost Capitalized Subsequent to Acquisition	54
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	24,003
Accumulated Depreciation	1,136
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1981
Seniors Housing Triple-net [Member] | Sisterville, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	5,400
Cost Capitalized Subsequent to Acquisition	242
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	5,642
Accumulated Depreciation	287
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Somerset, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,010
Initial Cost of Buildings & Improvements	29,577
Cost Capitalized Subsequent to Acquisition	95
Carrying Amount of Land	1,010
Carrying Amount of Buildings and Improvements	29,671
Accumulated Depreciation	1,394
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Southbury, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,860
Initial Cost of Buildings & Improvements	23,613
Cost Capitalized Subsequent to Acquisition	958
Carrying Amount of Land	1,860
Carrying Amount of Buildings and Improvements	24,571
Accumulated Depreciation	1,102
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Spencer, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190
Initial Cost of Buildings & Improvements	8,810
Cost Capitalized Subsequent to Acquisition	28
Carrying Amount of Land	190
Carrying Amount of Buildings and Improvements	8,838
Accumulated Depreciation	431
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Spring House, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	10,780
Cost Capitalized Subsequent to Acquisition	156
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	10,936
Accumulated Depreciation	561
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1900
Seniors Housing Triple-net [Member] | St. Charles, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	580
Initial Cost of Buildings & Improvements	15,555
Cost Capitalized Subsequent to Acquisition	82
Carrying Amount of Land	580
Carrying Amount of Buildings and Improvements	15,636
Accumulated Depreciation	765
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Summit, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,080
Initial Cost of Buildings & Improvements	14,152
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,080
Carrying Amount of Buildings and Improvements	14,152
Accumulated Depreciation	660
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Thomasville, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	13,899
Cost Capitalized Subsequent to Acquisition	409
Carrying Amount of Land	530
Carrying Amount of Buildings and Improvements	14,308
Accumulated Depreciation	569
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Tomball, TX 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,050
Initial Cost of Buildings & Improvements	13,300
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,050
Carrying Amount of Buildings and Improvements	13,300
Accumulated Depreciation	655
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Towson, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,180
Initial Cost of Buildings & Improvements	13,280
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,180
Carrying Amount of Buildings and Improvements	13,280
Accumulated Depreciation	667
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1973
Seniors Housing Triple-net [Member] | Trumbull, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,440
Initial Cost of Buildings & Improvements	43,384
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,440
Carrying Amount of Buildings and Improvements	43,384
Accumulated Depreciation	1,930
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Uniontown, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	6,817
Cost Capitalized Subsequent to Acquisition	84
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	6,901
Accumulated Depreciation	343
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1964
Seniors Housing Triple-net [Member] | Valley Falls, RI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,080
Initial Cost of Buildings & Improvements	7,433
Cost Capitalized Subsequent to Acquisition	10
Carrying Amount of Land	1,080
Carrying Amount of Buildings and Improvements	7,443
Accumulated Depreciation	378
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1975
Seniors Housing Triple-net [Member] | Voorhees, NJ 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800
Initial Cost of Buildings & Improvements	37,299
Cost Capitalized Subsequent to Acquisition	559
Carrying Amount of Land	1,800
Carrying Amount of Buildings and Improvements	37,858
Accumulated Depreciation	1,809
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1965
Seniors Housing Triple-net [Member] | Voorhees, NJ 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,900
Initial Cost of Buildings & Improvements	26,040
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,900
Carrying Amount of Buildings and Improvements	26,040
Accumulated Depreciation	1,278
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Waconia, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	890
Initial Cost of Buildings & Improvements	14,726
Cost Capitalized Subsequent to Acquisition	4,334
Carrying Amount of Land	890
Carrying Amount of Buildings and Improvements	19,060
Accumulated Depreciation	547
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Wall, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,650
Initial Cost of Buildings & Improvements	25,350
Cost Capitalized Subsequent to Acquisition	355
Carrying Amount of Land	1,690
Carrying Amount of Buildings and Improvements	25,665
Accumulated Depreciation	792
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2003
Seniors Housing Triple-net [Member] | Wallingford, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	490
Initial Cost of Buildings & Improvements	1,210
Cost Capitalized Subsequent to Acquisition	46
Carrying Amount of Land	490
Carrying Amount of Buildings and Improvements	1,256
Accumulated Depreciation	103
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1962
Seniors Housing Triple-net [Member] | Warren, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,000
Initial Cost of Buildings & Improvements	30,810
Cost Capitalized Subsequent to Acquisition	86
Carrying Amount of Land	2,000
Carrying Amount of Buildings and Improvements	30,896
Accumulated Depreciation	1,072
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Warwick, RI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,530
Initial Cost of Buildings & Improvements	18,564
Cost Capitalized Subsequent to Acquisition	48
Carrying Amount of Land	1,530
Carrying Amount of Buildings and Improvements	18,612
Accumulated Depreciation	924
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1963
Seniors Housing Triple-net [Member] | Watchung, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,920
Initial Cost of Buildings & Improvements	24,880
Cost Capitalized Subsequent to Acquisition	346
Carrying Amount of Land	1,960
Carrying Amount of Buildings and Improvements	25,186
Accumulated Depreciation	778
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | West Chester, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	29,237
Cost Capitalized Subsequent to Acquisition	95
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	29,332
Accumulated Depreciation	1,411
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1974
Seniors Housing Triple-net [Member] | West Orange, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,280
Initial Cost of Buildings & Improvements	10,687
Cost Capitalized Subsequent to Acquisition	168
Carrying Amount of Land	2,280
Carrying Amount of Buildings and Improvements	10,855
Accumulated Depreciation	580
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1963
Seniors Housing Triple-net [Member] | Westfield, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,270
Initial Cost of Buildings & Improvements	16,589
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,270
Carrying Amount of Buildings and Improvements	16,589
Accumulated Depreciation	890
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1970
Seniors Housing Triple-net [Member] | Westford, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	920
Initial Cost of Buildings & Improvements	13,829
Cost Capitalized Subsequent to Acquisition	203
Carrying Amount of Land	920
Carrying Amount of Buildings and Improvements	14,032
Accumulated Depreciation	695
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1993
Seniors Housing Triple-net [Member] | Wilkes Barre, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	610
Initial Cost of Buildings & Improvements	13,842
Cost Capitalized Subsequent to Acquisition	95
Carrying Amount of Land	610
Carrying Amount of Buildings and Improvements	13,937
Accumulated Depreciation	695
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Wilkes Barre, PA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	570
Initial Cost of Buildings & Improvements	2,301
Cost Capitalized Subsequent to Acquisition	44
Carrying Amount of Land	570
Carrying Amount of Buildings and Improvements	2,345
Accumulated Depreciation	183
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1992
Seniors Housing Triple-net [Member] | Williamsport, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	4,946
Cost Capitalized Subsequent to Acquisition	280
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	5,226
Accumulated Depreciation	263
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1991
Seniors Housing Triple-net [Member] | Williamsport, PA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	620
Initial Cost of Buildings & Improvements	8,487
Cost Capitalized Subsequent to Acquisition	428
Carrying Amount of Land	620
Carrying Amount of Buildings and Improvements	8,914
Accumulated Depreciation	464
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Willow Grove, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,300
Initial Cost of Buildings & Improvements	14,736
Cost Capitalized Subsequent to Acquisition	109
Carrying Amount of Land	1,300
Carrying Amount of Buildings and Improvements	14,845
Accumulated Depreciation	771
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1905
Seniors Housing Triple-net [Member] | Wilmington, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	800
Initial Cost of Buildings & Improvements	9,494
Cost Capitalized Subsequent to Acquisition	57
Carrying Amount of Land	800
Carrying Amount of Buildings and Improvements	9,551
Accumulated Depreciation	493
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1970
Seniors Housing Triple-net [Member] | Windsor, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,250
Initial Cost of Buildings & Improvements	8,539
Cost Capitalized Subsequent to Acquisition	1,700
Carrying Amount of Land	2,250
Carrying Amount of Buildings and Improvements	10,239
Accumulated Depreciation	502
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1969
Seniors Housing Triple-net [Member] | Windsor, CT 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800
Initial Cost of Buildings & Improvements	600
Cost Capitalized Subsequent to Acquisition	944
Carrying Amount of Land	1,800
Carrying Amount of Buildings and Improvements	1,544
Accumulated Depreciation	100
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1974
Seniors Housing Triple-net [Member] | Wyncote, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,700
Initial Cost of Buildings & Improvements	22,244
Cost Capitalized Subsequent to Acquisition	145
Carrying Amount of Land	2,700
Carrying Amount of Buildings and Improvements	22,389
Accumulated Depreciation	1,106
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1960
Seniors Housing Triple-net [Member] | Wyncote, PA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,610
Initial Cost of Buildings & Improvements	21,256
Cost Capitalized Subsequent to Acquisition	182
Carrying Amount of Land	1,610
Carrying Amount of Buildings and Improvements	21,438
Accumulated Depreciation	1,009
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1962
Seniors Housing Triple-net [Member] | Wyncote, PA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	7,811
Cost Capitalized Subsequent to Acquisition	18
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	7,829
Accumulated Depreciation	386
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1889
Seniors Housing Triple-net [Member] | Agawam, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,230
Initial Cost of Buildings & Improvements	13,618
Cost Capitalized Subsequent to Acquisition	289
Carrying Amount of Land	1,230
Carrying Amount of Buildings and Improvements	13,906
Accumulated Depreciation	709
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1975
Seniors Housing Triple-net [Member] | Agawam, MA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	930
Initial Cost of Buildings & Improvements	15,304
Cost Capitalized Subsequent to Acquisition	229
Carrying Amount of Land	930
Carrying Amount of Buildings and Improvements	15,533
Accumulated Depreciation	762
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1970
Seniors Housing Triple-net [Member] | Agawam, MA 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	920
Initial Cost of Buildings & Improvements	10,661
Cost Capitalized Subsequent to Acquisition	36
Carrying Amount of Land	920
Carrying Amount of Buildings and Improvements	10,697
Accumulated Depreciation	556
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Agawam, MA 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	920
Initial Cost of Buildings & Improvements	10,562
Cost Capitalized Subsequent to Acquisition	45
Carrying Amount of Land	920
Carrying Amount of Buildings and Improvements	10,607
Accumulated Depreciation	551
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1967
Seniors Housing Triple-net [Member] | Brick, NJ 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	690
Initial Cost of Buildings & Improvements	17,125
Cost Capitalized Subsequent to Acquisition	51
Carrying Amount of Land	690
Carrying Amount of Buildings and Improvements	17,176
Accumulated Depreciation	880
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Bridgewater, NJ 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800
Initial Cost of Buildings & Improvements	31,810
Cost Capitalized Subsequent to Acquisition	40
Carrying Amount of Land	1,800
Carrying Amount of Buildings and Improvements	31,850
Accumulated Depreciation	1,124
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Longwood, FL 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,260
Initial Cost of Buildings & Improvements	6,445
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,260
Carrying Amount of Buildings and Improvements	6,445
Accumulated Depreciation	222
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2011
Seniors Housing Triple-net [Member] | Mcmurray, PA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,440
Initial Cost of Buildings & Improvements	15,805
Cost Capitalized Subsequent to Acquisition	1,894
Carrying Amount of Land	1,440
Carrying Amount of Buildings and Improvements	17,699
Accumulated Depreciation	489
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Seniors Housing Triple-net [Member] | Morton Grove, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,900
Initial Cost of Buildings & Improvements	19,374
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,900
Carrying Amount of Buildings and Improvements	19,374
Accumulated Depreciation	568
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Seniors Housing Triple-net [Member] | San Antonio, TX 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,912
Initial Cost of Land	640
Initial Cost of Buildings & Improvements	13,360
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	640
Carrying Amount of Buildings and Improvements	13,360
Accumulated Depreciation	2,124
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2004
Seniors Housing Triple-net [Member] | West Bend, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	620
Initial Cost of Buildings & Improvements	17,790
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	620
Carrying Amount of Buildings and Improvements	17,790
Accumulated Depreciation	472
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Seniors Housing Triple-net [Member] | Aventura, FL AVT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,540
Initial Cost of Buildings & Improvements	33,986
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,540
Carrying Amount of Buildings and Improvements	33,986
Accumulated Depreciation	305
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Boca Raton, FL BOR2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,440
Initial Cost of Buildings & Improvements	31,048
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,440
Carrying Amount of Buildings and Improvements	31,048
Accumulated Depreciation	275
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1989
Seniors Housing Triple-net [Member] | Bradenton, FL BRD7 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,031
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	9,953
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	9,953
Accumulated Depreciation	132
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Cape Coral, FL CPC2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,387
Initial Cost of Land	760
Initial Cost of Buildings & Improvements	18,868
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	760
Carrying Amount of Buildings and Improvements	18,868
Accumulated Depreciation	254
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Chicago, IL CHI2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800
Initial Cost of Buildings & Improvements	19,256
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,800
Carrying Amount of Buildings and Improvements	19,256
Accumulated Depreciation	313
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Chicago, IL CHI3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,900
Initial Cost of Buildings & Improvements	17,016
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,900
Carrying Amount of Buildings and Improvements	17,016
Accumulated Depreciation	280
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Clinton, MD CLI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,330
Initial Cost of Buildings & Improvements	20,876
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,330
Carrying Amount of Buildings and Improvements	20,876
Accumulated Depreciation	345
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Conyers, GA CYR [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,740
Initial Cost of Buildings & Improvements	19,302
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,740
Carrying Amount of Buildings and Improvements	19,302
Accumulated Depreciation	171
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Cortland, NY CRT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	700
Initial Cost of Buildings & Improvements	18,041
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	700
Carrying Amount of Buildings and Improvements	18,041
Accumulated Depreciation	117
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Daphne, AL DPH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,880
Initial Cost of Buildings & Improvements	8,670
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,880
Carrying Amount of Buildings and Improvements	8,670
Accumulated Depreciation	155
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Edmond, OK EDM2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	410
Initial Cost of Buildings & Improvements	8,388
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	410
Carrying Amount of Buildings and Improvements	8,388
Accumulated Depreciation	210
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Fairhope, AL FHP [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	570
Initial Cost of Buildings & Improvements	9,119
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	570
Carrying Amount of Buildings and Improvements	9,119
Accumulated Depreciation	162
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1987
Seniors Housing Triple-net [Member] | Fayetteville, GA FYV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	12,665
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	12,665
Accumulated Depreciation	110
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Flower Mound, TX FMD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800
Initial Cost of Buildings & Improvements	8,414
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,800
Carrying Amount of Buildings and Improvements	8,414
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1900
Seniors Housing Triple-net [Member] | Fredericksburg, VA FRD5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,700
Initial Cost of Buildings & Improvements	22,016
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,700
Carrying Amount of Buildings and Improvements	22,016
Accumulated Depreciation	143
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1992
Seniors Housing Triple-net [Member] | Granbury, TX GRB3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,550
Initial Cost of Buildings & Improvements	2,940
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,550
Carrying Amount of Buildings and Improvements	2,940
Accumulated Depreciation	26
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Grand Blanc, MI GDB [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	700
Initial Cost of Buildings & Improvements	7,843
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	700
Carrying Amount of Buildings and Improvements	7,843
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1900
Seniors Housing Triple-net [Member] | Greendale, WI GND [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,060
Initial Cost of Buildings & Improvements	35,383
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,060
Carrying Amount of Buildings and Improvements	35,383
Accumulated Depreciation	707
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Highland Park, IL HDP [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,820
Initial Cost of Buildings & Improvements	15,832
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,820
Carrying Amount of Buildings and Improvements	15,832
Accumulated Depreciation	35
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2012
Seniors Housing Triple-net [Member] | Hollywood, FL HLY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,240
Initial Cost of Buildings & Improvements	13,806
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,240
Carrying Amount of Buildings and Improvements	13,806
Accumulated Depreciation	124
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Jackson, NJ JCS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,500
Initial Cost of Buildings & Improvements	26,405
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,500
Carrying Amount of Buildings and Improvements	26,405
Accumulated Depreciation	171
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Jacksonville Beach, FL JKB [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,210
Initial Cost of Buildings & Improvements	26,207
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,210
Carrying Amount of Buildings and Improvements	26,207
Accumulated Depreciation	226
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Jupiter, FL JUP3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,100
Initial Cost of Buildings & Improvements	47,453
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,100
Carrying Amount of Buildings and Improvements	47,453
Accumulated Depreciation	303
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2002
Seniors Housing Triple-net [Member] | Kennesaw, GA KNW [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	940
Initial Cost of Buildings & Improvements	10,848
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	940
Carrying Amount of Buildings and Improvements	10,848
Accumulated Depreciation	99
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Lake Barrington, IL LKB [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,400
Initial Cost of Buildings & Improvements	66,179
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,400
Carrying Amount of Buildings and Improvements	66,179
Accumulated Depreciation	421
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Lakewood Ranch, FL LWR [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	650
Initial Cost of Buildings & Improvements	6,714
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	650
Carrying Amount of Buildings and Improvements	6,714
Accumulated Depreciation	117
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2012
Seniors Housing Triple-net [Member] | Lakewood Ranch, FL LWR2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,569
Initial Cost of Land	1,000
Initial Cost of Buildings & Improvements	22,388
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,000
Carrying Amount of Buildings and Improvements	22,388
Accumulated Depreciation	295
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Lawrence, KS LWN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,797
Initial Cost of Land	250
Initial Cost of Buildings & Improvements	8,716
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	250
Carrying Amount of Buildings and Improvements	8,716
Accumulated Depreciation	114
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Leicester, England LEI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,897
Initial Cost of Buildings & Improvements	30,240
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,897
Carrying Amount of Buildings and Improvements	30,240
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1900
Seniors Housing Triple-net [Member] | Lexington, KY LEX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,850
Initial Cost of Buildings & Improvements	11,977
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,850
Carrying Amount of Buildings and Improvements	11,977
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1900
Seniors Housing Triple-net [Member] | Loganville, GA LOG [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,430
Initial Cost of Buildings & Improvements	22,912
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,430
Carrying Amount of Buildings and Improvements	22,912
Accumulated Depreciation	215
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Mahwah, NJ MAH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	785
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	785
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1900
Seniors Housing Triple-net [Member] | Marietta, GA MRA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,270
Initial Cost of Buildings & Improvements	10,519
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,270
Carrying Amount of Buildings and Improvements	10,519
Accumulated Depreciation	94
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Norman, OK NRM2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,524
Initial Cost of Land	1,480
Initial Cost of Buildings & Improvements	33,330
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,480
Carrying Amount of Buildings and Improvements	33,330
Accumulated Depreciation	431
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Pella, IA PLL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	870
Initial Cost of Buildings & Improvements	6,716
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	870
Carrying Amount of Buildings and Improvements	6,716
Accumulated Depreciation	59
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2002
Seniors Housing Triple-net [Member] | Raleigh, NC RLH3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	26,506
Initial Cost of Land	3,530
Initial Cost of Buildings & Improvements	59,589
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,530
Carrying Amount of Buildings and Improvements	59,589
Accumulated Depreciation	395
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2002
Seniors Housing Triple-net [Member] | Raleigh, NC RLH4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,580
Initial Cost of Buildings & Improvements	16,837
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,580
Carrying Amount of Buildings and Improvements	16,837
Accumulated Depreciation	156
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Rockville, MD RCV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	16,398
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	16,398
Accumulated Depreciation	279
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Sand Springs, OK SSG [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,792
Initial Cost of Land	910
Initial Cost of Buildings & Improvements	19,654
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	910
Carrying Amount of Buildings and Improvements	19,654
Accumulated Depreciation	259
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2002
Seniors Housing Triple-net [Member] | Sarasota, FL SRS6 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,120
Initial Cost of Buildings & Improvements	12,489
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,120
Carrying Amount of Buildings and Improvements	12,489
Accumulated Depreciation	114
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Sarasota, FL SRS7 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	950
Initial Cost of Buildings & Improvements	8,825
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	950
Carrying Amount of Buildings and Improvements	8,825
Accumulated Depreciation	80
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Sarasota, FL SRS8 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	9,854
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	9,854
Accumulated Depreciation	94
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1990
Seniors Housing Triple-net [Member] | Seaford, DE SEF2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	830
Initial Cost of Buildings & Improvements	7,995
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	830
Carrying Amount of Buildings and Improvements	7,995
Accumulated Depreciation	112
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1992
Seniors Housing Triple-net [Member] | Shelton, WA SHN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	17,049
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	530
Carrying Amount of Buildings and Improvements	17,049
Accumulated Depreciation	237
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1989
Seniors Housing Triple-net [Member] | Silver Spring, MD SSP [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,250
Initial Cost of Buildings & Improvements	7,278
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,250
Carrying Amount of Buildings and Improvements	7,278
Accumulated Depreciation	125
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1952
Seniors Housing Triple-net [Member] | Silver Spring, MD SSP2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,150
Initial Cost of Buildings & Improvements	9,252
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,150
Carrying Amount of Buildings and Improvements	9,252
Accumulated Depreciation	152
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1968
Seniors Housing Triple-net [Member] | Superior, WI SUP [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,020
Initial Cost of Buildings & Improvements	13,735
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,020
Carrying Amount of Buildings and Improvements	13,735
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2009
Year Built	Jan. 01, 1900
Seniors Housing Triple-net [Member] | Takoma Park, MD TKP [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,300
Initial Cost of Buildings & Improvements	10,136
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,300
Carrying Amount of Buildings and Improvements	10,136
Accumulated Depreciation	172
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1962
Seniors Housing Triple-net [Member] | Topeka, KS TPK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	260
Initial Cost of Buildings & Improvements	12,712
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	260
Carrying Amount of Buildings and Improvements	12,712
Accumulated Depreciation	173
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2011
Seniors Housing Triple-net [Member] | Walkersville, MD WKV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,650
Initial Cost of Buildings & Improvements	15,103
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,650
Carrying Amount of Buildings and Improvements	15,103
Accumulated Depreciation	250
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Waukee, IA WKE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,870
Initial Cost of Buildings & Improvements	31,878
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,870
Carrying Amount of Buildings and Improvements	31,878
Accumulated Depreciation	277
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Webster, NY WBT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	800
Initial Cost of Buildings & Improvements	8,968
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	800
Carrying Amount of Buildings and Improvements	8,968
Accumulated Depreciation	60
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Webster, NY WBT2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,300
Initial Cost of Buildings & Improvements	21,127
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,300
Carrying Amount of Buildings and Improvements	21,127
Accumulated Depreciation	136
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | West Chester, PA WEC4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,290
Initial Cost of Buildings & Improvements	42,258
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,290
Carrying Amount of Buildings and Improvements	42,258
Accumulated Depreciation	844
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | West Chester, PA WEC5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	11,894
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	11,894
Accumulated Depreciation	242
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2002
Seniors Housing Triple-net [Member] | Wichita, KS WTA3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,828
Initial Cost of Land	630
Initial Cost of Buildings & Improvements	19,747
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	630
Carrying Amount of Buildings and Improvements	19,747
Accumulated Depreciation	257
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Willard, OH WLD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	730
Initial Cost of Buildings & Improvements	6,447
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	730
Carrying Amount of Buildings and Improvements	6,447
Accumulated Depreciation	96
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2012
Seniors Housing Triple-net [Member] | Lapeer, MI LPE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	220
Initial Cost of Buildings & Improvements	7,625
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	220
Carrying Amount of Buildings and Improvements	7,625
Accumulated Depreciation	82
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2012
Seniors Housing Triple-net [Member] | Melbourne, FL MEL2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,540
Initial Cost of Buildings & Improvements	21,319
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,540
Carrying Amount of Buildings and Improvements	21,319
Accumulated Depreciation	503
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2012
Seniors Housing Triple-net [Member] | Tulsa, OK TUL5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,320
Initial Cost of Buildings & Improvements	10,087
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,320
Carrying Amount of Buildings and Improvements	10,087
Accumulated Depreciation	49
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2012
Seniors Housing Triple-net [Member] | Webster Grove, MO WEG [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,790
Initial Cost of Buildings & Improvements	15,469
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,790
Carrying Amount of Buildings and Improvements	15,469
Accumulated Depreciation	137
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2012
Seniors Housing Triple-net [Member] | Wichita, KS WTA2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,760
Initial Cost of Buildings & Improvements	19,007
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,760
Carrying Amount of Buildings and Improvements	19,007
Accumulated Depreciation	414
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2012
Medical Facility [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	713,720
Initial Cost of Land	333,112
Initial Cost of Buildings & Improvements	4,027,512
Cost Capitalized Subsequent to Acquisition	127,413
Carrying Amount of Land	345,938
Carrying Amount of Buildings and Improvements	4,142,095
Accumulated Depreciation	456,935
Medical Facility [Member] | Akron, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	20,200
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	20,200
Accumulated Depreciation	1,585
Year Acquired	Jan. 01, 2009
Year Built	Jan. 01, 2008
Medical Facility [Member] | Arcadia, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,750
Initial Cost of Land	5,408
Initial Cost of Buildings & Improvements	23,219
Cost Capitalized Subsequent to Acquisition	1,933
Carrying Amount of Land	5,618
Carrying Amount of Buildings and Improvements	24,942
Accumulated Depreciation	5,175
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1984
Medical Facility [Member] | Atlanta, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,931
Initial Cost of Buildings & Improvements	18,720
Cost Capitalized Subsequent to Acquisition	2,937
Carrying Amount of Land	5,301
Carrying Amount of Buildings and Improvements	21,287
Accumulated Depreciation	5,415
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1991
Medical Facility [Member] | Bellingham, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	9,270
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	9,270
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1900
Medical Facility [Member] | Bartlett, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,215
Initial Cost of Land	187
Initial Cost of Buildings & Improvements	15,015
Cost Capitalized Subsequent to Acquisition	1,252
Carrying Amount of Land	187
Carrying Amount of Buildings and Improvements	16,267
Accumulated Depreciation	3,417
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2004
Medical Facility [Member] | Boynton Beach Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,420
Initial Cost of Land	2,048
Initial Cost of Buildings & Improvements	7,692
Cost Capitalized Subsequent to Acquisition	375
Carrying Amount of Land	2,048
Carrying Amount of Buildings and Improvements	8,067
Accumulated Depreciation	2,140
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1995
Medical Facility [Member] | Boynton Beach Fl Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,965
Initial Cost of Land	2,048
Initial Cost of Buildings & Improvements	7,403
Cost Capitalized Subsequent to Acquisition	964
Carrying Amount of Land	2,048
Carrying Amount of Buildings and Improvements	8,367
Accumulated Depreciation	1,855
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1997
Medical Facility [Member] | Boynton Beach Fl Three [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,921
Initial Cost of Land	214
Initial Cost of Buildings & Improvements	5,611
Cost Capitalized Subsequent to Acquisition	7,218
Carrying Amount of Land	117
Carrying Amount of Buildings and Improvements	12,927
Accumulated Depreciation	2,524
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1996
Medical Facility [Member] | Boardman, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	11,787
Cost Capitalized Subsequent to Acquisition	342
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	12,130
Accumulated Depreciation	1,214
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2007
Medical Facility [Member] | Boardman Oh One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200
Initial Cost of Buildings & Improvements	12,800
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,200
Carrying Amount of Buildings and Improvements	12,800
Accumulated Depreciation	1,723
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2008
Medical Facility [Member] | Bellaire, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,551
Initial Cost of Buildings & Improvements	46,105
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,551
Carrying Amount of Buildings and Improvements	46,105
Accumulated Depreciation	7,883
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2005
Medical Facility [Member] | Bellaire Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,972
Initial Cost of Buildings & Improvements	33,445
Cost Capitalized Subsequent to Acquisition	1,966
Carrying Amount of Land	2,972
Carrying Amount of Buildings and Improvements	35,412
Accumulated Depreciation	6,876
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2005
Medical Facility [Member] | Birmingham, AL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	52
Initial Cost of Buildings & Improvements	9,950
Cost Capitalized Subsequent to Acquisition	201
Carrying Amount of Land	52
Carrying Amount of Buildings and Improvements	10,151
Accumulated Depreciation	2,196
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1971
Medical Facility [Member] | Bowling Green, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,800
Initial Cost of Buildings & Improvements	26,700
Cost Capitalized Subsequent to Acquisition	149
Carrying Amount of Land	3,800
Carrying Amount of Buildings and Improvements	26,849
Accumulated Depreciation	3,066
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1992
Medical Facility [Member] | Bellevue, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	15,833
Cost Capitalized Subsequent to Acquisition	868
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	16,701
Accumulated Depreciation	1,525
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2010
Medical Facility [Member] | Bellevue Ne One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,500
Initial Cost of Buildings & Improvements	109,719
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,500
Carrying Amount of Buildings and Improvements	109,719
Accumulated Depreciation	7,106
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2010
Medical Facility [Member] | Boca Raton, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,259
Initial Cost of Land	109
Initial Cost of Buildings & Improvements	34,002
Cost Capitalized Subsequent to Acquisition	2,096
Carrying Amount of Land	214
Carrying Amount of Buildings and Improvements	35,993
Accumulated Depreciation	7,475
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1995
Medical Facility [Member] | Bridgeton, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	30,221
Cost Capitalized Subsequent to Acquisition	278
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	30,499
Accumulated Depreciation	762
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2011
Medical Facility [Member] | Cedar Grove, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	113
Initial Cost of Buildings & Improvements	618
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	113
Carrying Amount of Buildings and Improvements	618
Accumulated Depreciation	64
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1986
Medical Facility [Member] | Claremore, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,131
Initial Cost of Land	132
Initial Cost of Buildings & Improvements	12,829
Cost Capitalized Subsequent to Acquisition	302
Carrying Amount of Land	132
Carrying Amount of Buildings and Improvements	13,131
Accumulated Depreciation	2,881
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2005
Medical Facility [Member] | Coral Springs, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,598
Initial Cost of Buildings & Improvements	10,627
Cost Capitalized Subsequent to Acquisition	1,080
Carrying Amount of Land	1,636
Carrying Amount of Buildings and Improvements	11,668
Accumulated Depreciation	3,068
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1992
Medical Facility [Member] | Dade City, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,211
Initial Cost of Buildings & Improvements	5,511
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,211
Carrying Amount of Buildings and Improvements	5,511
Accumulated Depreciation	282
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Medical Facility [Member] | Dallas, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,926
Initial Cost of Land	137
Initial Cost of Buildings & Improvements	28,690
Cost Capitalized Subsequent to Acquisition	1,067
Carrying Amount of Land	137
Carrying Amount of Buildings and Improvements	29,757
Accumulated Depreciation	6,340
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1995
Medical Facility [Member] | Denton, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,994
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	19,407
Cost Capitalized Subsequent to Acquisition	628
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	20,035
Accumulated Depreciation	3,560
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2005
Medical Facility [Member] | Delray Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,882
Initial Cost of Buildings & Improvements	34,767
Cost Capitalized Subsequent to Acquisition	4,857
Carrying Amount of Land	1,943
Carrying Amount of Buildings and Improvements	39,563
Accumulated Depreciation	9,440
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1985
Medical Facility [Member] | Edina, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	15,132
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	15,132
Accumulated Depreciation	1,321
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2003
Medical Facility [Member] | El Paso, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,005
Initial Cost of Land	677
Initial Cost of Buildings & Improvements	17,075
Cost Capitalized Subsequent to Acquisition	1,471
Carrying Amount of Land	677
Carrying Amount of Buildings and Improvements	18,546
Accumulated Depreciation	4,344
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1997
Medical Facility [Member] | El Paso Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,400
Initial Cost of Buildings & Improvements	32,800
Cost Capitalized Subsequent to Acquisition	424
Carrying Amount of Land	2,400
Carrying Amount of Buildings and Improvements	33,224
Accumulated Depreciation	7,570
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2003
Medical Facility [Member] | El Paso Tx Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	6,700
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	6,700
Accumulated Depreciation	823
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2003
Medical Facility [Member] | Everett, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,842
Initial Cost of Buildings & Improvements	26,010
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,842
Carrying Amount of Buildings and Improvements	26,010
Accumulated Depreciation	1,828
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Medical Facility [Member] | Fayetteville, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,202
Initial Cost of Land	959
Initial Cost of Buildings & Improvements	7,540
Cost Capitalized Subsequent to Acquisition	721
Carrying Amount of Land	986
Carrying Amount of Buildings and Improvements	8,234
Accumulated Depreciation	1,873
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1999
Medical Facility [Member] | Fresno, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,500
Initial Cost of Buildings & Improvements	35,800
Cost Capitalized Subsequent to Acquisition	118
Carrying Amount of Land	2,500
Carrying Amount of Buildings and Improvements	35,918
Accumulated Depreciation	4,109
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1991
Medical Facility [Member] | Franklin, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,338
Initial Cost of Buildings & Improvements	12,138
Cost Capitalized Subsequent to Acquisition	1,468
Carrying Amount of Land	2,338
Carrying Amount of Buildings and Improvements	13,606
Accumulated Depreciation	2,740
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1988
Medical Facility [Member] | Franklin, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,383
Initial Cost of Land	6,872
Initial Cost of Buildings & Improvements	7,550
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,872
Carrying Amount of Buildings and Improvements	7,550
Accumulated Depreciation	820
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1984
Medical Facility [Member] | Frisco, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,881
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	18,635
Cost Capitalized Subsequent to Acquisition	246
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	18,881
Accumulated Depreciation	3,859
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2004
Medical Facility [Member] | Frisco Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	15,309
Cost Capitalized Subsequent to Acquisition	1,566
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	16,875
Accumulated Depreciation	3,692
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2004
Medical Facility [Member] | Fort Wayne, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	8,232
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	8,232
Accumulated Depreciation	1,204
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2006
Medical Facility [Member] | Green Bay, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,017
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	14,891
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	14,891
Accumulated Depreciation	1,429
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2002
Medical Facility [Member] | Green Bay Wi One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	20,098
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	20,098
Accumulated Depreciation	1,892
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2002
Medical Facility [Member] | Glendale, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,960
Initial Cost of Land	37
Initial Cost of Buildings & Improvements	18,398
Cost Capitalized Subsequent to Acquisition	198
Carrying Amount of Land	37
Carrying Amount of Buildings and Improvements	18,596
Accumulated Depreciation	3,743
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2002
Medical Facility [Member] | Gallatin, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	20
Initial Cost of Buildings & Improvements	19,432
Cost Capitalized Subsequent to Acquisition	478
Carrying Amount of Land	20
Carrying Amount of Buildings and Improvements	19,910
Accumulated Depreciation	2,761
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1997
Medical Facility [Member] | Greeley, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	877
Initial Cost of Buildings & Improvements	6,706
Cost Capitalized Subsequent to Acquisition	125
Carrying Amount of Land	877
Carrying Amount of Buildings and Improvements	6,831
Accumulated Depreciation	1,700
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1997
Medical Facility [Member] | Germantown, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,049
Initial Cost of Buildings & Improvements	12,456
Cost Capitalized Subsequent to Acquisition	597
Carrying Amount of Land	3,049
Carrying Amount of Buildings and Improvements	13,053
Accumulated Depreciation	2,721
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2002
Medical Facility [Member] | Greeneville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	970
Initial Cost of Buildings & Improvements	10,032
Cost Capitalized Subsequent to Acquisition	8
Carrying Amount of Land	970
Carrying Amount of Buildings and Improvements	10,040
Accumulated Depreciation	957
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2005
Medical Facility [Member] | Houston, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	10,395
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	2
Carrying Amount of Land	10,388
Carrying Amount of Buildings and Improvements	9
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1900
Medical Facility [Member] | Jupiter, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,972
Initial Cost of Land	2,252
Initial Cost of Buildings & Improvements	11,415
Cost Capitalized Subsequent to Acquisition	129
Carrying Amount of Land	2,252
Carrying Amount of Buildings and Improvements	11,544
Accumulated Depreciation	2,537
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2001
Medical Facility [Member] | Jupiter Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,336
Initial Cost of Land	2,825
Initial Cost of Buildings & Improvements	5,858
Cost Capitalized Subsequent to Acquisition	43
Carrying Amount of Land	2,825
Carrying Amount of Buildings and Improvements	5,901
Accumulated Depreciation	1,492
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2004
Medical Facility [Member] | Killeen, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	760
Initial Cost of Buildings & Improvements	22,667
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	760
Carrying Amount of Buildings and Improvements	22,667
Accumulated Depreciation	1,973
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2010
Medical Facility [Member] | Kenosha, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,934
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	18,058
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	18,058
Accumulated Depreciation	1,696
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1993
Medical Facility [Member] | Lafayette, LA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,928
Initial Cost of Buildings & Improvements	10,483
Cost Capitalized Subsequent to Acquisition	25
Carrying Amount of Land	1,928
Carrying Amount of Buildings and Improvements	10,509
Accumulated Depreciation	2,438
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1993
Medical Facility [Member] | Lenexa, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,905
Initial Cost of Land	540
Initial Cost of Buildings & Improvements	16,013
Cost Capitalized Subsequent to Acquisition	2,347
Carrying Amount of Land	540
Carrying Amount of Buildings and Improvements	18,360
Accumulated Depreciation	1,459
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2008
Medical Facility [Member] | Los Gatos, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	488
Initial Cost of Buildings & Improvements	22,386
Cost Capitalized Subsequent to Acquisition	1,289
Carrying Amount of Land	488
Carrying Amount of Buildings and Improvements	23,675
Accumulated Depreciation	5,499
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1993
Medical Facility [Member] | Lincoln, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,420
Initial Cost of Buildings & Improvements	29,692
Cost Capitalized Subsequent to Acquisition	9
Carrying Amount of Land	1,420
Carrying Amount of Buildings and Improvements	29,701
Accumulated Depreciation	3,671
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2003
Medical Facility [Member] | Loxahatchee, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,637
Initial Cost of Buildings & Improvements	5,048
Cost Capitalized Subsequent to Acquisition	842
Carrying Amount of Land	1,652
Carrying Amount of Buildings and Improvements	5,875
Accumulated Depreciation	1,269
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1997
Medical Facility [Member] | Loxahatchee Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,340
Initial Cost of Buildings & Improvements	6,509
Cost Capitalized Subsequent to Acquisition	57
Carrying Amount of Land	1,345
Carrying Amount of Buildings and Improvements	6,561
Accumulated Depreciation	1,511
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1993
Medical Facility [Member] | Loxahatchee Fl Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,600
Initial Cost of Land	1,553
Initial Cost of Buildings & Improvements	4,694
Cost Capitalized Subsequent to Acquisition	584
Carrying Amount of Land	1,567
Carrying Amount of Buildings and Improvements	5,264
Accumulated Depreciation	1,129
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1994
Medical Facility [Member] | Los Alamitos, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,085
Initial Cost of Land	39
Initial Cost of Buildings & Improvements	18,635
Cost Capitalized Subsequent to Acquisition	412
Carrying Amount of Land	39
Carrying Amount of Buildings and Improvements	19,047
Accumulated Depreciation	3,858
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2003
Medical Facility [Member] | Lake St Louis, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	11,937
Cost Capitalized Subsequent to Acquisition	1,947
Carrying Amount of Land	240
Carrying Amount of Buildings and Improvements	13,884
Accumulated Depreciation	1,352
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2008
Medical Facility [Member] | Las Vegas, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,803
Initial Cost of Land	74
Initial Cost of Buildings & Improvements	15,287
Cost Capitalized Subsequent to Acquisition	419
Carrying Amount of Land	74
Carrying Amount of Buildings and Improvements	15,706
Accumulated Depreciation	3,637
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2000
Medical Facility [Member] | Lakewood, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	146
Initial Cost of Buildings & Improvements	14,885
Cost Capitalized Subsequent to Acquisition	1,146
Carrying Amount of Land	146
Carrying Amount of Buildings and Improvements	16,031
Accumulated Depreciation	3,110
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1993
Medical Facility [Member] | Merrillville, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	22,134
Cost Capitalized Subsequent to Acquisition	210
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	22,344
Accumulated Depreciation	2,979
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2006
Medical Facility [Member] | Merrillville In One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	700
Initial Cost of Buildings & Improvements	11,699
Cost Capitalized Subsequent to Acquisition	154
Carrying Amount of Land	700
Carrying Amount of Buildings and Improvements	11,853
Accumulated Depreciation	1,484
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2008
Medical Facility [Member] | Marinette, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,548
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	13,538
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	13,538
Accumulated Depreciation	1,529
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2002
Medical Facility [Member] | Middletown, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,756
Initial Cost of Buildings & Improvements	20,364
Cost Capitalized Subsequent to Acquisition	1,188
Carrying Amount of Land	1,756
Carrying Amount of Buildings and Improvements	21,552
Accumulated Depreciation	6,070
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1998
Medical Facility [Member] | Mesa, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,558
Initial Cost of Buildings & Improvements	9,561
Cost Capitalized Subsequent to Acquisition	378
Carrying Amount of Land	1,558
Carrying Amount of Buildings and Improvements	9,939
Accumulated Depreciation	2,503
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1989
Medical Facility [Member] | Meridian, ID [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,600
Initial Cost of Buildings & Improvements	20,802
Cost Capitalized Subsequent to Acquisition	251
Carrying Amount of Land	3,600
Carrying Amount of Buildings and Improvements	21,053
Accumulated Depreciation	5,365
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2008
Medical Facility [Member] | Marlton, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	38,300
Cost Capitalized Subsequent to Acquisition	410
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	38,710
Accumulated Depreciation	4,400
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1994
Medical Facility [Member] | Morrow, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	818
Initial Cost of Buildings & Improvements	8,064
Cost Capitalized Subsequent to Acquisition	223
Carrying Amount of Land	843
Carrying Amount of Buildings and Improvements	8,261
Accumulated Depreciation	2,025
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1990
Medical Facility [Member] | Mount Juliet, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,456
Initial Cost of Land	1,566
Initial Cost of Buildings & Improvements	11,697
Cost Capitalized Subsequent to Acquisition	1,038
Carrying Amount of Land	1,566
Carrying Amount of Buildings and Improvements	12,735
Accumulated Depreciation	2,741
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2005
Medical Facility [Member] | Muskego, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,174
Initial Cost of Land	964
Initial Cost of Buildings & Improvements	2,158
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	964
Carrying Amount of Buildings and Improvements	2,159
Accumulated Depreciation	203
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1993
Medical Facility [Member] | Milwaukee, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,429
Initial Cost of Land	540
Initial Cost of Buildings & Improvements	8,457
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	540
Carrying Amount of Buildings and Improvements	8,457
Accumulated Depreciation	859
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1930
Medical Facility [Member] | Milwaukee Wi One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,762
Initial Cost of Land	1,425
Initial Cost of Buildings & Improvements	11,519
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,425
Carrying Amount of Buildings and Improvements	11,520
Accumulated Depreciation	1,526
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1962
Medical Facility [Member] | Milwaukee Wi Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,442
Initial Cost of Land	922
Initial Cost of Buildings & Improvements	2,185
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	922
Carrying Amount of Buildings and Improvements	2,185
Accumulated Depreciation	362
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1958
Medical Facility [Member] | Milwaukee Wi Three [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	22,383
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	44,535
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	44,535
Accumulated Depreciation	4,091
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1983
Medical Facility [Member] | Merced, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	13,772
Cost Capitalized Subsequent to Acquisition	927
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	14,699
Accumulated Depreciation	1,525
Year Acquired	Jan. 01, 2009
Year Built	Jan. 01, 2010
Medical Facility [Member] | Nashville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,806
Initial Cost of Buildings & Improvements	7,165
Cost Capitalized Subsequent to Acquisition	1,322
Carrying Amount of Land	1,806
Carrying Amount of Buildings and Improvements	8,487
Accumulated Depreciation	2,234
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1986
Medical Facility [Member] | Nashville Tn One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,300
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	7,172
Carrying Amount of Land	11,472
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1900
Medical Facility [Member] | New Berlin, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,527
Initial Cost of Land	3,739
Initial Cost of Buildings & Improvements	8,290
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,739
Carrying Amount of Buildings and Improvements	8,290
Accumulated Depreciation	845
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1993
Medical Facility [Member] | Niagara Falls, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,145
Initial Cost of Buildings & Improvements	10,574
Cost Capitalized Subsequent to Acquisition	228
Carrying Amount of Land	1,153
Carrying Amount of Buildings and Improvements	10,794
Accumulated Depreciation	2,797
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1995
Medical Facility [Member] | Orange Village, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	610
Initial Cost of Buildings & Improvements	7,419
Cost Capitalized Subsequent to Acquisition	296
Carrying Amount of Land	610
Carrying Amount of Buildings and Improvements	7,715
Accumulated Depreciation	1,898
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1985
Medical Facility [Member] | Oshkosh, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	18,339
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	18,339
Accumulated Depreciation	1,709
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Medical Facility [Member] | Oshkosh Wi One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,338
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	15,881
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	15,881
Accumulated Depreciation	1,464
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Medical Facility [Member] | Palm Springs, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	365
Initial Cost of Buildings & Improvements	12,396
Cost Capitalized Subsequent to Acquisition	1,366
Carrying Amount of Land	365
Carrying Amount of Buildings and Improvements	13,762
Accumulated Depreciation	2,988
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1998
Medical Facility [Member] | Palm Springs, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,666
Initial Cost of Land	739
Initial Cost of Buildings & Improvements	4,066
Cost Capitalized Subsequent to Acquisition	72
Carrying Amount of Land	739
Carrying Amount of Buildings and Improvements	4,137
Accumulated Depreciation	1,047
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1993
Medical Facility [Member] | Palm Springs Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,182
Initial Cost of Buildings & Improvements	7,765
Cost Capitalized Subsequent to Acquisition	196
Carrying Amount of Land	1,182
Carrying Amount of Buildings and Improvements	7,961
Accumulated Depreciation	1,951
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1997
Medical Facility [Member] | Pearland, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	781
Initial Cost of Buildings & Improvements	5,517
Cost Capitalized Subsequent to Acquisition	132
Carrying Amount of Land	781
Carrying Amount of Buildings and Improvements	5,648
Accumulated Depreciation	1,322
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2000
Medical Facility [Member] | Pearland Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,005
Initial Cost of Land	948
Initial Cost of Buildings & Improvements	4,556
Cost Capitalized Subsequent to Acquisition	115
Carrying Amount of Land	948
Carrying Amount of Buildings and Improvements	4,671
Accumulated Depreciation	1,084
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2002
Medical Facility [Member] | Phoenix, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	27,902
Initial Cost of Land	1,149
Initial Cost of Buildings & Improvements	48,018
Cost Capitalized Subsequent to Acquisition	10,952
Carrying Amount of Land	1,149
Carrying Amount of Buildings and Improvements	58,971
Accumulated Depreciation	11,468
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1998
Medical Facility [Member] | Pineville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	961
Initial Cost of Buildings & Improvements	6,974
Cost Capitalized Subsequent to Acquisition	2,107
Carrying Amount of Land	1,077
Carrying Amount of Buildings and Improvements	8,965
Accumulated Depreciation	1,928
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1988
Medical Facility [Member] | Plantation, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,428
Initial Cost of Land	8,563
Initial Cost of Buildings & Improvements	10,666
Cost Capitalized Subsequent to Acquisition	2,378
Carrying Amount of Land	8,575
Carrying Amount of Buildings and Improvements	13,033
Accumulated Depreciation	3,839
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1997
Medical Facility [Member] | Plantation Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,765
Initial Cost of Land	8,848
Initial Cost of Buildings & Improvements	9,262
Cost Capitalized Subsequent to Acquisition	249
Carrying Amount of Land	8,896
Carrying Amount of Buildings and Improvements	9,462
Accumulated Depreciation	4,775
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1996
Medical Facility [Member] | Plano, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,423
Initial Cost of Buildings & Improvements	20,752
Cost Capitalized Subsequent to Acquisition	56
Carrying Amount of Land	5,423
Carrying Amount of Buildings and Improvements	20,807
Accumulated Depreciation	5,855
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2007
Medical Facility [Member] | Plymouth, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,370
Initial Cost of Land	1,250
Initial Cost of Buildings & Improvements	1,870
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,250
Carrying Amount of Buildings and Improvements	1,870
Accumulated Depreciation	214
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1991
Medical Facility [Member] | Palmer, AK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,237
Initial Cost of Land	217
Initial Cost of Buildings & Improvements	29,705
Cost Capitalized Subsequent to Acquisition	745
Carrying Amount of Land	217
Carrying Amount of Buildings and Improvements	30,450
Accumulated Depreciation	5,671
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2006
Medical Facility [Member] | Sacramento, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	866
Initial Cost of Buildings & Improvements	12,756
Cost Capitalized Subsequent to Acquisition	913
Carrying Amount of Land	866
Carrying Amount of Buildings and Improvements	13,668
Accumulated Depreciation	2,764
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1990
Medical Facility [Member] | San Antonio Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,050
Initial Cost of Buildings & Improvements	16,251
Cost Capitalized Subsequent to Acquisition	2,307
Carrying Amount of Land	2,050
Carrying Amount of Buildings and Improvements	18,559
Accumulated Depreciation	5,471
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1999
Medical Facility [Member] | San Antonio Tx [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	17,303
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	17,303
Accumulated Depreciation	3,735
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2007
Medical Facility [Member] | San Bernardino, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,700
Initial Cost of Buildings & Improvements	14,300
Cost Capitalized Subsequent to Acquisition	687
Carrying Amount of Land	3,700
Carrying Amount of Buildings and Improvements	14,987
Accumulated Depreciation	1,617
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1993
Medical Facility [Member] | San Diego, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	22,003
Cost Capitalized Subsequent to Acquisition	1,845
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	23,848
Accumulated Depreciation	2,491
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1992
Medical Facility [Member] | Sarasota, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,360
Initial Cost of Buildings & Improvements	19,140
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,360
Carrying Amount of Buildings and Improvements	19,140
Accumulated Depreciation	670
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2006
Medical Facility [Member] | Seattle, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,410
Initial Cost of Buildings & Improvements	35,787
Cost Capitalized Subsequent to Acquisition	2,055
Carrying Amount of Land	4,410
Carrying Amount of Buildings and Improvements	37,843
Accumulated Depreciation	3,140
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2010
Medical Facility [Member] | Shakopee, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,932
Initial Cost of Land	420
Initial Cost of Buildings & Improvements	11,360
Cost Capitalized Subsequent to Acquisition	8
Carrying Amount of Land	420
Carrying Amount of Buildings and Improvements	11,368
Accumulated Depreciation	1,112
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1996
Medical Facility [Member] | Shakopee Mn One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,743
Initial Cost of Land	640
Initial Cost of Buildings & Improvements	18,089
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	640
Carrying Amount of Buildings and Improvements	18,089
Accumulated Depreciation	1,252
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2007
Medical Facility [Member] | Sheboygan, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,892
Initial Cost of Land	1,012
Initial Cost of Buildings & Improvements	2,216
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,012
Carrying Amount of Buildings and Improvements	2,216
Accumulated Depreciation	256
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1958
Medical Facility [Member] | Somerville, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,400
Initial Cost of Buildings & Improvements	22,244
Cost Capitalized Subsequent to Acquisition	2
Carrying Amount of Land	3,400
Carrying Amount of Buildings and Improvements	22,246
Accumulated Depreciation	2,457
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2007
Medical Facility [Member] | St. Louis, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,281
Initial Cost of Land	336
Initial Cost of Buildings & Improvements	17,247
Cost Capitalized Subsequent to Acquisition	939
Carrying Amount of Land	336
Carrying Amount of Buildings and Improvements	18,186
Accumulated Depreciation	3,851
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2001
Medical Facility [Member] | Suffolk, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,530
Initial Cost of Buildings & Improvements	10,979
Cost Capitalized Subsequent to Acquisition	540
Carrying Amount of Land	1,538
Carrying Amount of Buildings and Improvements	11,511
Accumulated Depreciation	1,748
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2007
Medical Facility [Member] | Summit, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,899
Initial Cost of Buildings & Improvements	87,666
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,899
Carrying Amount of Buildings and Improvements	87,666
Accumulated Depreciation	11,954
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2009
Medical Facility [Member] | Sewell, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	53,360
Cost Capitalized Subsequent to Acquisition	4,355
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	57,715
Accumulated Depreciation	8,221
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Medical Facility [Member] | Stafford, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	11,260
Cost Capitalized Subsequent to Acquisition	313
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	11,573
Accumulated Depreciation	1,323
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2009
Medical Facility [Member] | Tucson, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,302
Initial Cost of Buildings & Improvements	4,925
Cost Capitalized Subsequent to Acquisition	662
Carrying Amount of Land	1,302
Carrying Amount of Buildings and Improvements	5,587
Accumulated Depreciation	1,377
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1995
Medical Facility [Member] | Tallahassee, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	14,719
Cost Capitalized Subsequent to Acquisition	2,730
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	17,449
Accumulated Depreciation	1,295
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Medical Facility [Member] | Tomball, Tx [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,404
Initial Cost of Buildings & Improvements	5,071
Cost Capitalized Subsequent to Acquisition	880
Carrying Amount of Land	1,404
Carrying Amount of Buildings and Improvements	5,951
Accumulated Depreciation	1,721
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1982
Medical Facility [Member] | Tulsa, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,003
Initial Cost of Buildings & Improvements	6,025
Cost Capitalized Subsequent to Acquisition	20
Carrying Amount of Land	3,003
Carrying Amount of Buildings and Improvements	6,045
Accumulated Depreciation	1,955
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1992
Medical Facility [Member] | Van Nuys, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	36,187
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	36,187
Accumulated Depreciation	3,281
Year Acquired	Jan. 01, 2009
Year Built	Jan. 01, 1991
Medical Facility [Member] | Pewaukee, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,700
Initial Cost of Buildings & Improvements	20,669
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,700
Carrying Amount of Buildings and Improvements	20,669
Accumulated Depreciation	3,825
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2007
Medical Facility [Member] | Webster, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	5,940
Cost Capitalized Subsequent to Acquisition	8,178
Carrying Amount of Land	2,418
Carrying Amount of Buildings and Improvements	12,060
Accumulated Depreciation	3,056
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1991
Medical Facility [Member] | Wellington, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,071
Initial Cost of Land	388
Initial Cost of Buildings & Improvements	13,697
Cost Capitalized Subsequent to Acquisition	144
Carrying Amount of Land	388
Carrying Amount of Buildings and Improvements	13,841
Accumulated Depreciation	2,668
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2003
Medical Facility [Member] | Wellington Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,768
Initial Cost of Land	107
Initial Cost of Buildings & Improvements	16,933
Cost Capitalized Subsequent to Acquisition	381
Carrying Amount of Land	107
Carrying Amount of Buildings and Improvements	17,314
Accumulated Depreciation	3,181
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2000
Medical Facility [Member] | West Palm Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,602
Initial Cost of Land	628
Initial Cost of Buildings & Improvements	14,740
Cost Capitalized Subsequent to Acquisition	121
Carrying Amount of Land	628
Carrying Amount of Buildings and Improvements	14,861
Accumulated Depreciation	3,332
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1993
Medical Facility [Member] | West Palm Beach Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,092
Initial Cost of Land	610
Initial Cost of Buildings & Improvements	14,618
Cost Capitalized Subsequent to Acquisition	116
Carrying Amount of Land	610
Carrying Amount of Buildings and Improvements	14,734
Accumulated Depreciation	3,908
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1991
Medical Facility [Member] | West Allis, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,475
Initial Cost of Land	1,106
Initial Cost of Buildings & Improvements	3,309
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,106
Carrying Amount of Buildings and Improvements	3,309
Accumulated Depreciation	456
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1961
Medical Facility [Member] | West Seneca, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,051
Initial Cost of Land	917
Initial Cost of Buildings & Improvements	22,435
Cost Capitalized Subsequent to Acquisition	1,759
Carrying Amount of Land	1,628
Carrying Amount of Buildings and Improvements	23,482
Accumulated Depreciation	4,871
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1990
Medical Facility [Member] | Voorhees, NJ 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,404
Initial Cost of Buildings & Improvements	24,251
Cost Capitalized Subsequent to Acquisition	1,313
Carrying Amount of Land	6,422
Carrying Amount of Buildings and Improvements	25,546
Accumulated Depreciation	4,899
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1997
Medical Facility [Member] | Alpharetta, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	233
Initial Cost of Buildings & Improvements	18,205
Cost Capitalized Subsequent to Acquisition	763
Carrying Amount of Land	773
Carrying Amount of Buildings and Improvements	18,428
Accumulated Depreciation	1,037
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1993
Medical Facility [Member] | Alpharetta, GA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	498
Initial Cost of Buildings & Improvements	32,729
Cost Capitalized Subsequent to Acquisition	2,654
Carrying Amount of Land	1,769
Carrying Amount of Buildings and Improvements	34,111
Accumulated Depreciation	3,088
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Medical Facility [Member] | Alpharetta, GA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	417
Initial Cost of Buildings & Improvements	14,406
Cost Capitalized Subsequent to Acquisition	27
Carrying Amount of Land	476
Carrying Amount of Buildings and Improvements	14,375
Accumulated Depreciation	1,208
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2003
Medical Facility [Member] | Alpharetta, GA 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,700
Initial Cost of Buildings & Improvements	162
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,862
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1900
Medical Facility [Member] | Alpharetta, GA 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	628
Initial Cost of Buildings & Improvements	16,063
Cost Capitalized Subsequent to Acquisition	1,114
Carrying Amount of Land	555
Carrying Amount of Buildings and Improvements	17,250
Accumulated Depreciation	1,157
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Medical Facility [Member] | Boerne, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	50
Initial Cost of Buildings & Improvements	13,317
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	50
Carrying Amount of Buildings and Improvements	13,317
Accumulated Depreciation	870
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Medical Facility [Member] | Burleson, TX 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	10
Initial Cost of Buildings & Improvements	11,619
Cost Capitalized Subsequent to Acquisition	220
Carrying Amount of Land	10
Carrying Amount of Buildings and Improvements	11,838
Accumulated Depreciation	871
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Medical Facility [Member] | Carmel, IN 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,280
Initial Cost of Buildings & Improvements	18,820
Cost Capitalized Subsequent to Acquisition	132
Carrying Amount of Land	2,280
Carrying Amount of Buildings and Improvements	18,952
Accumulated Depreciation	1,810
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2005
Medical Facility [Member] | Carmel, IN 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,152
Initial Cost of Buildings & Improvements	18,591
Cost Capitalized Subsequent to Acquisition	2,837
Carrying Amount of Land	2,026
Carrying Amount of Buildings and Improvements	21,554
Accumulated Depreciation	2,171
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Medical Facility [Member] | Dayton, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	730
Initial Cost of Buildings & Improvements	6,515
Cost Capitalized Subsequent to Acquisition	145
Carrying Amount of Land	730
Carrying Amount of Buildings and Improvements	6,660
Accumulated Depreciation	548
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Medical Facility [Member] | Deerfield Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,408
Initial Cost of Buildings & Improvements	7,482
Cost Capitalized Subsequent to Acquisition	187
Carrying Amount of Land	2,408
Carrying Amount of Buildings and Improvements	7,668
Accumulated Depreciation	727
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Medical Facility [Member] | Mechanicsburg, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	16,650
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	16,650
Accumulated Depreciation	608
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1971
Medical Facility [Member] | Merriam, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	176
Initial Cost of Buildings & Improvements	7,189
Cost Capitalized Subsequent to Acquisition	220
Carrying Amount of Land	176
Carrying Amount of Buildings and Improvements	7,409
Accumulated Depreciation	1,290
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1972
Medical Facility [Member] | Merriam, KS 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	81
Initial Cost of Buildings & Improvements	3,122
Cost Capitalized Subsequent to Acquisition	430
Carrying Amount of Land	81
Carrying Amount of Buildings and Improvements	3,553
Accumulated Depreciation	259
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1980
Medical Facility [Member] | Merriam, KS 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	336
Initial Cost of Buildings & Improvements	12,972
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	336
Carrying Amount of Buildings and Improvements	12,972
Accumulated Depreciation	1,658
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1977
Medical Facility [Member] | Merriam, KS 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,356
Initial Cost of Land	182
Initial Cost of Buildings & Improvements	7,393
Cost Capitalized Subsequent to Acquisition	93
Carrying Amount of Land	182
Carrying Amount of Buildings and Improvements	7,486
Accumulated Depreciation	978
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1985
Medical Facility [Member] | Portland, ME [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,697
Initial Cost of Land	655
Initial Cost of Buildings & Improvements	25,500
Cost Capitalized Subsequent to Acquisition	412
Carrying Amount of Land	655
Carrying Amount of Buildings and Improvements	25,912
Accumulated Depreciation	1,395
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2008
Medical Facility [Member] | Raleigh, NC 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,486
Initial Cost of Buildings & Improvements	11,200
Cost Capitalized Subsequent to Acquisition	1,762
Carrying Amount of Land	1,486
Carrying Amount of Buildings and Improvements	12,962
Accumulated Depreciation	1,064
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Medical Facility [Member] | Rolla, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,931
Initial Cost of Buildings & Improvements	47,640
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,931
Carrying Amount of Buildings and Improvements	47,639
Accumulated Depreciation	1,984
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Medical Facility [Member] | Roswell, NM [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,806
Initial Cost of Land	183
Initial Cost of Buildings & Improvements	5,851
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	183
Carrying Amount of Buildings and Improvements	5,851
Accumulated Depreciation	301
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2004
Medical Facility [Member] | Roswell, NM 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,078
Initial Cost of Land	883
Initial Cost of Buildings & Improvements	15,984
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	883
Carrying Amount of Buildings and Improvements	15,984
Accumulated Depreciation	680
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2006
Medical Facility [Member] | Roswell, NM 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	762
Initial Cost of Buildings & Improvements	17,171
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	762
Carrying Amount of Buildings and Improvements	17,171
Accumulated Depreciation	583
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Medical Facility [Member] | Ruston, LA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	710
Initial Cost of Buildings & Improvements	9,790
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	710
Carrying Amount of Buildings and Improvements	9,790
Accumulated Depreciation	388
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Medical Facility [Member] | St. Paul, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	26,105
Initial Cost of Land	2,681
Initial Cost of Buildings & Improvements	39,507
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,681
Carrying Amount of Buildings and Improvements	39,507
Accumulated Depreciation	2,594
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Medical Facility [Member] | Suffern, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	622
Initial Cost of Buildings & Improvements	35,220
Cost Capitalized Subsequent to Acquisition	1,985
Carrying Amount of Land	622
Carrying Amount of Buildings and Improvements	37,204
Accumulated Depreciation	1,558
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Medical Facility [Member] | Tampa, FL 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,319
Initial Cost of Buildings & Improvements	12,234
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,319
Carrying Amount of Buildings and Improvements	12,234
Accumulated Depreciation	536
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2003
Medical Facility [Member] | Virginia Beach, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	827
Initial Cost of Buildings & Improvements	18,289
Cost Capitalized Subsequent to Acquisition	237
Carrying Amount of Land	895
Carrying Amount of Buildings and Improvements	18,458
Accumulated Depreciation	1,647
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Medical Facility [Member] | Zephyrhills, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,875
Initial Cost of Buildings & Improvements	23,907
Cost Capitalized Subsequent to Acquisition	3,331
Carrying Amount of Land	3,875
Carrying Amount of Buildings and Improvements	27,237
Accumulated Depreciation	1,273
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1974
Medical Facility [Member] | Birmingham, AL 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	124
Initial Cost of Buildings & Improvements	12,238
Cost Capitalized Subsequent to Acquisition	141
Carrying Amount of Land	124
Carrying Amount of Buildings and Improvements	12,379
Accumulated Depreciation	2,593
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1985
Medical Facility [Member] | Birmingham, AL 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	476
Initial Cost of Buildings & Improvements	18,994
Cost Capitalized Subsequent to Acquisition	196
Carrying Amount of Land	476
Carrying Amount of Buildings and Improvements	19,190
Accumulated Depreciation	3,744
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1989
Medical Facility [Member] | Bridgeton, MO 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,359
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	21,221
Cost Capitalized Subsequent to Acquisition	21
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	21,242
Accumulated Depreciation	2,190
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2006
Medical Facility [Member] | Clarkson Valley, MO 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	35,592
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	35,592
Accumulated Depreciation	3,782
Year Acquired	Jan. 01, 2009
Year Built	Jan. 01, 2010
Medical Facility [Member] | Fort Worth, TX 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	13,615
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	13,615
Accumulated Depreciation	748
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Medical Facility [Member] | Green Bay, WI 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	11,696
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	11,696
Accumulated Depreciation	1,529
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2002
Medical Facility [Member] | Lakeway, TX 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,801
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,801
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1900
Medical Facility [Member] | Las Vegas, NV 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,319
Initial Cost of Buildings & Improvements	4,612
Cost Capitalized Subsequent to Acquisition	916
Carrying Amount of Land	2,319
Carrying Amount of Buildings and Improvements	5,527
Accumulated Depreciation	1,207
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1991
Medical Facility [Member] | Las Vegas, NV 6 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,961
Initial Cost of Land	433
Initial Cost of Buildings & Improvements	6,921
Cost Capitalized Subsequent to Acquisition	202
Carrying Amount of Land	433
Carrying Amount of Buildings and Improvements	7,123
Accumulated Depreciation	1,570
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1997
Medical Facility [Member] | Las Vegas, NV 8 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,127
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,127
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1900
Medical Facility [Member] | Las Vegas, NV 9 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	580
Initial Cost of Buildings & Improvements	23,420
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	580
Carrying Amount of Buildings and Improvements	23,420
Accumulated Depreciation	836
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2002
Medical Facility [Member] | Murrieta, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	46,520
Cost Capitalized Subsequent to Acquisition	484
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	47,004
Accumulated Depreciation	4,058
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Medical Facility [Member] | Murrieta, CA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	8,800
Initial Cost of Buildings & Improvements	202,412
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	8,800
Carrying Amount of Buildings and Improvements	202,412
Accumulated Depreciation	8,393
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2010
Medical Facility [Member] | Niagara Falls, NY 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	388
Initial Cost of Buildings & Improvements	7,870
Cost Capitalized Subsequent to Acquisition	47
Carrying Amount of Land	396
Carrying Amount of Buildings and Improvements	7,909
Accumulated Depreciation	1,517
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2004
Medical Facility [Member] | Oro Valley, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,011
Initial Cost of Land	89
Initial Cost of Buildings & Improvements	18,339
Cost Capitalized Subsequent to Acquisition	564
Carrying Amount of Land	89
Carrying Amount of Buildings and Improvements	18,902
Accumulated Depreciation	3,770
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2004
Medical Facility [Member] | Redmond, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,015
Initial Cost of Buildings & Improvements	26,697
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,015
Carrying Amount of Buildings and Improvements	26,697
Accumulated Depreciation	2,049
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Medical Facility [Member] | Akron, OH 1350 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	821
Initial Cost of Buildings & Improvements	12,079
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	821
Carrying Amount of Buildings and Improvements	11,166
Accumulated Depreciation	914
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2010
Medical Facility [Member] | Allen, TX 1312 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,080
Initial Cost of Land	726
Initial Cost of Buildings & Improvements	14,520
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	726
Carrying Amount of Buildings and Improvements	11,583
Accumulated Depreciation	2,937
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2006
Medical Facility [Member] | Atlanta, GA 1327 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	17,993
Initial Cost of Land	1,945
Initial Cost of Buildings & Improvements	23,437
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,945
Carrying Amount of Buildings and Improvements	19,296
Accumulated Depreciation	4,141
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1984
Medical Facility [Member] | Atlanta, GA 1329 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	26,745
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	42,468
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	35,724
Accumulated Depreciation	6,744
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2006
Medical Facility [Member] | Boca Raton, FL 1320 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	31
Initial Cost of Buildings & Improvements	11,659
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	31
Carrying Amount of Buildings and Improvements	9,808
Accumulated Depreciation	1,851
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1993
Medical Facility [Member] | Columbia, MD 1364 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,258
Initial Cost of Buildings & Improvements	18,861
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,258
Carrying Amount of Buildings and Improvements	17,030
Accumulated Depreciation	1,831
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2002
Medical Facility [Member] | Columbus, OH 1353 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	415
Initial Cost of Buildings & Improvements	6,764
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	415
Carrying Amount of Buildings and Improvements	5,826
Accumulated Depreciation	938
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1994
Medical Facility [Member] | Dallas, TX 1313 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	28,450
Initial Cost of Land	462
Initial Cost of Buildings & Improvements	53,963
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	462
Carrying Amount of Buildings and Improvements	48,458
Accumulated Depreciation	5,505
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2004
Medical Facility [Member] | Fort Wayne, IN 1340 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,822
Initial Cost of Land	1,105
Initial Cost of Buildings & Improvements	22,836
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,105
Carrying Amount of Buildings and Improvements	19,929
Accumulated Depreciation	2,907
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2004
Medical Facility [Member] | Frisco, TX FRS3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	130
Initial Cost of Buildings & Improvements	16,445
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	130
Carrying Amount of Buildings and Improvements	16,445
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2010
Medical Facility [Member] | Grand Prairie, TX 1339 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	981
Initial Cost of Buildings & Improvements	6,086
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	981
Carrying Amount of Buildings and Improvements	5,178
Accumulated Depreciation	908
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2009
Medical Facility [Member] | Greenwood, IN 1345 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	8,316
Initial Cost of Buildings & Improvements	26,384
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	8,316
Carrying Amount of Buildings and Improvements	22,549
Accumulated Depreciation	3,835
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2010
Medical Facility [Member] | High Point, NC 1352 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,595
Initial Cost of Buildings & Improvements	29,013
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,595
Carrying Amount of Buildings and Improvements	24,799
Accumulated Depreciation	4,214
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2010
Medical Facility [Member] | Houston, TX 1330 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,837
Initial Cost of Buildings & Improvements	32,986
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,837
Carrying Amount of Buildings and Improvements	27,105
Accumulated Depreciation	5,881
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2005
Medical Facility [Member] | Houston, TX 1342 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,688
Initial Cost of Buildings & Improvements	13,302
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,688
Carrying Amount of Buildings and Improvements	11,227
Accumulated Depreciation	2,075
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2007
Medical Facility [Member] | Houston, TX 1343 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	12,815
Initial Cost of Buildings & Improvements	44,717
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	12,815
Carrying Amount of Buildings and Improvements	36,284
Accumulated Depreciation	8,433
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1998
Medical Facility [Member] | Houston, TX 131601 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,000
Initial Cost of Land	378
Initial Cost of Buildings & Improvements	31,020
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	378
Carrying Amount of Buildings and Improvements	27,726
Accumulated Depreciation	3,294
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1981
Medical Facility [Member] | Houston, TX 131602 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	91
Initial Cost of Buildings & Improvements	11,136
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	91
Carrying Amount of Buildings and Improvements	9,676
Accumulated Depreciation	1,460
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1986
Medical Facility [Member] | Hudson, OH 1356 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,473
Initial Cost of Buildings & Improvements	13,622
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,473
Carrying Amount of Buildings and Improvements	12,157
Accumulated Depreciation	1,465
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2006
Medical Facility [Member] | Katy, TX 1341 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,099
Initial Cost of Buildings & Improvements	1,604
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,099
Carrying Amount of Buildings and Improvements	1,175
Accumulated Depreciation	429
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1986
Medical Facility [Member] | Lakewood, WA 1368 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,609
Initial Cost of Land	72
Initial Cost of Buildings & Improvements	15,958
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	72
Carrying Amount of Buildings and Improvements	14,892
Accumulated Depreciation	1,066
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2005
Medical Facility [Member] | Mesquite, TX 1355 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	496
Initial Cost of Buildings & Improvements	3,834
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	496
Carrying Amount of Buildings and Improvements	3,380
Accumulated Depreciation	454
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2012
Medical Facility [Member] | Monticello, MN 1367 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,522
Initial Cost of Land	61
Initial Cost of Buildings & Improvements	18,489
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	61
Carrying Amount of Buildings and Improvements	17,160
Accumulated Depreciation	1,329
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2008
Medical Facility [Member] | Plano, TX 1314 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	54,620
Initial Cost of Land	793
Initial Cost of Buildings & Improvements	82,722
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	793
Carrying Amount of Buildings and Improvements	72,116
Accumulated Depreciation	10,605
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2005
Medical Facility [Member] | Richmond, VA 1307 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,838
Initial Cost of Buildings & Improvements	26,305
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,838
Carrying Amount of Buildings and Improvements	22,790
Accumulated Depreciation	3,514
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2008
Medical Facility [Member] | Rockwall, TX 1315 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	132
Initial Cost of Buildings & Improvements	17,056
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	132
Carrying Amount of Buildings and Improvements	15,159
Accumulated Depreciation	1,897
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2008
Medical Facility [Member] | San Antonio, TX 1319 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	18,400
Initial Cost of Land	4,518
Initial Cost of Buildings & Improvements	29,905
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,518
Carrying Amount of Buildings and Improvements	26,378
Accumulated Depreciation	3,527
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1986
Medical Facility [Member] | Sarasota, FL 1289 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	62
Initial Cost of Buildings & Improvements	46,348
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	62
Carrying Amount of Buildings and Improvements	41,584
Accumulated Depreciation	4,764
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1990
Medical Facility [Member] | Southlake, TX 1317 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,680
Initial Cost of Land	592
Initial Cost of Buildings & Improvements	17,905
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	592
Carrying Amount of Buildings and Improvements	13,650
Accumulated Depreciation	4,255
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2004
Medical Facility [Member] | Southlake, TX 1318 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	18,518
Initial Cost of Land	698
Initial Cost of Buildings & Improvements	30,524
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	698
Carrying Amount of Buildings and Improvements	21,017
Accumulated Depreciation	9,507
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2004
Medical Facility [Member] | Sugar Land, TX 1363 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,905
Initial Cost of Land	3,513
Initial Cost of Buildings & Improvements	15,527
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,513
Carrying Amount of Buildings and Improvements	12,857
Accumulated Depreciation	2,670
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2005
Medical Facility [Member] | Tampa, FL 1328 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,210
Initial Cost of Buildings & Improvements	19,572
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,210
Carrying Amount of Buildings and Improvements	15,756
Accumulated Depreciation	3,816
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2006
Medical Facility [Member] | Tampa, FL 1346 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,208
Initial Cost of Buildings & Improvements	6,464
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,208
Carrying Amount of Buildings and Improvements	5,779
Accumulated Depreciation	685
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1985
Medical Facility [Member] | Westerville, OH 1354 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,122
Initial Cost of Buildings & Improvements	5,403
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,122
Carrying Amount of Buildings and Improvements	4,781
Accumulated Depreciation	623
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Medical Facility [Member] | Harker Heights, TX 1335 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,907
Initial Cost of Buildings & Improvements	3,754
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,907
Carrying Amount of Buildings and Improvements	3,754
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2012
Medical Facility [Member] | Moorestown, NJ 1296 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	52,645
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	50,772
Accumulated Depreciation	1,873
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2012
Medical Facility [Member] | Mount Vernon, IL 1288 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	25,163
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	24,771
Accumulated Depreciation	392
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2012
Medical Facility [Member] | Temple, TX 1305 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,900
Initial Cost of Buildings & Improvements	9,851
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,900
Carrying Amount of Buildings and Improvements	9,851
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2012
Medical Facility [Member] | Voorhees, NJ 1255 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	96,006
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	95,259
Accumulated Depreciation	746
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2012
Seniors Housing Operating [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,369,526
Initial Cost of Land	388,015
Initial Cost of Buildings & Improvements	4,239,499
Cost Capitalized Subsequent to Acquisition	131,030
Carrying Amount of Land	394,065
Carrying Amount of Buildings and Improvements	4,364,478
Accumulated Depreciation	390,907
Seniors Housing Operating [Member] | Agawam, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,805
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	10,044
Cost Capitalized Subsequent to Acquisition	83
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	10,127
Accumulated Depreciation	1,119
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Operating [Member] | Albertville, AL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,066
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	6,203
Cost Capitalized Subsequent to Acquisition	158
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	6,361
Accumulated Depreciation	672
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Albuquerque, NM [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,657
Initial Cost of Land	1,270
Initial Cost of Buildings & Improvements	20,837
Cost Capitalized Subsequent to Acquisition	564
Carrying Amount of Land	1,272
Carrying Amount of Buildings and Improvements	21,399
Accumulated Depreciation	2,569
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1984
Seniors Housing Operating [Member] | Apple Valley, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,979
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	16,639
Cost Capitalized Subsequent to Acquisition	107
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	16,746
Accumulated Depreciation	2,083
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Atlanta, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,791
Initial Cost of Land	2,058
Initial Cost of Buildings & Improvements	14,914
Cost Capitalized Subsequent to Acquisition	759
Carrying Amount of Land	2,059
Carrying Amount of Buildings and Improvements	15,672
Accumulated Depreciation	9,456
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Austin, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,309
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	9,520
Cost Capitalized Subsequent to Acquisition	546
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	10,066
Accumulated Depreciation	3,817
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Azusa, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	570
Initial Cost of Buildings & Improvements	3,141
Cost Capitalized Subsequent to Acquisition	6,049
Carrying Amount of Land	570
Carrying Amount of Buildings and Improvements	9,190
Accumulated Depreciation	1,549
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1953
Seniors Housing Operating [Member] | Bellingham, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,860
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	19,861
Cost Capitalized Subsequent to Acquisition	110
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	19,971
Accumulated Depreciation	2,350
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1996
Seniors Housing Operating [Member] | Brighton, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,899
Initial Cost of Land	2,100
Initial Cost of Buildings & Improvements	14,616
Cost Capitalized Subsequent to Acquisition	95
Carrying Amount of Land	2,100
Carrying Amount of Buildings and Improvements	14,711
Accumulated Depreciation	1,736
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1995
Seniors Housing Operating [Member] | Cincinnati, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,060
Initial Cost of Buildings & Improvements	109,388
Cost Capitalized Subsequent to Acquisition	2,602
Carrying Amount of Land	2,060
Carrying Amount of Buildings and Improvements	111,990
Accumulated Depreciation	7,006
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2010
Seniors Housing Operating [Member] | Citrus Heights, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,189
Initial Cost of Land	2,300
Initial Cost of Buildings & Improvements	31,876
Cost Capitalized Subsequent to Acquisition	428
Carrying Amount of Land	2,300
Carrying Amount of Buildings and Improvements	32,304
Accumulated Depreciation	3,897
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1997
Seniors Housing Operating [Member] | Dallas, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,080
Initial Cost of Buildings & Improvements	9,655
Cost Capitalized Subsequent to Acquisition	116
Carrying Amount of Land	1,080
Carrying Amount of Buildings and Improvements	9,771
Accumulated Depreciation	891
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1997
Seniors Housing Operating [Member] | Davenport, IA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,403
Initial Cost of Buildings & Improvements	35,893
Cost Capitalized Subsequent to Acquisition	2,063
Carrying Amount of Land	1,403
Carrying Amount of Buildings and Improvements	37,956
Accumulated Depreciation	3,250
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Dublin, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	18,884
Initial Cost of Land	1,680
Initial Cost of Buildings & Improvements	43,423
Cost Capitalized Subsequent to Acquisition	941
Carrying Amount of Land	1,680
Carrying Amount of Buildings and Improvements	44,364
Accumulated Depreciation	4,501
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1990
Seniors Housing Operating [Member] | Encinitas, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,460
Initial Cost of Buildings & Improvements	7,721
Cost Capitalized Subsequent to Acquisition	353
Carrying Amount of Land	1,460
Carrying Amount of Buildings and Improvements	8,074
Accumulated Depreciation	2,882
Year Acquired	Jan. 01, 2000
Year Built	Jan. 01, 1988
Seniors Housing Operating [Member] | Florence, AL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,267
Initial Cost of Land	353
Initial Cost of Buildings & Improvements	13,049
Cost Capitalized Subsequent to Acquisition	165
Carrying Amount of Land	350
Carrying Amount of Buildings and Improvements	13,217
Accumulated Depreciation	1,512
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Fremont, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,780
Initial Cost of Land	3,400
Initial Cost of Buildings & Improvements	25,300
Cost Capitalized Subsequent to Acquisition	1,649
Carrying Amount of Land	3,400
Carrying Amount of Buildings and Improvements	26,949
Accumulated Depreciation	5,010
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1987
Seniors Housing Operating [Member] | Gardnerville, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,783
Initial Cost of Land	1,143
Initial Cost of Buildings & Improvements	10,831
Cost Capitalized Subsequent to Acquisition	694
Carrying Amount of Land	1,144
Carrying Amount of Buildings and Improvements	11,524
Accumulated Depreciation	7,408
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Gig Harbor, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,789
Initial Cost of Land	1,560
Initial Cost of Buildings & Improvements	15,947
Cost Capitalized Subsequent to Acquisition	71
Carrying Amount of Land	1,560
Carrying Amount of Buildings and Improvements	16,018
Accumulated Depreciation	1,843
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1994
Seniors Housing Operating [Member] | Gilroy, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	760
Initial Cost of Buildings & Improvements	13,880
Cost Capitalized Subsequent to Acquisition	23,935
Carrying Amount of Land	1,520
Carrying Amount of Buildings and Improvements	37,055
Accumulated Depreciation	5,004
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Operating [Member] | Hamden, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,963
Initial Cost of Land	1,460
Initial Cost of Buildings & Improvements	24,093
Cost Capitalized Subsequent to Acquisition	203
Carrying Amount of Land	1,460
Carrying Amount of Buildings and Improvements	24,296
Accumulated Depreciation	3,001
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Hemet Ca One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,550
Initial Cost of Land	1,890
Initial Cost of Buildings & Improvements	28,606
Cost Capitalized Subsequent to Acquisition	449
Carrying Amount of Land	1,890
Carrying Amount of Buildings and Improvements	29,055
Accumulated Depreciation	4,961
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1989
Seniors Housing Operating [Member] | Hemet Ca Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	9,630
Cost Capitalized Subsequent to Acquisition	716
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	10,346
Accumulated Depreciation	871
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1988
Seniors Housing Operating [Member] | Henderson, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	29,809
Cost Capitalized Subsequent to Acquisition	6
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	29,816
Accumulated Depreciation	1,722
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Houston, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,149
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	27,598
Cost Capitalized Subsequent to Acquisition	143
Carrying Amount of Land	960
Carrying Amount of Buildings and Improvements	27,742
Accumulated Depreciation	2,609
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1995
Seniors Housing Operating [Member] | Irving, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,030
Initial Cost of Buildings & Improvements	6,823
Cost Capitalized Subsequent to Acquisition	638
Carrying Amount of Land	1,030
Carrying Amount of Buildings and Improvements	7,461
Accumulated Depreciation	919
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Kansas City, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,745
Initial Cost of Land	1,820
Initial Cost of Buildings & Improvements	34,898
Cost Capitalized Subsequent to Acquisition	1,473
Carrying Amount of Land	1,836
Carrying Amount of Buildings and Improvements	36,355
Accumulated Depreciation	4,077
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1980
Seniors Housing Operating [Member] | Kansas City Mo One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,030
Initial Cost of Land	1,930
Initial Cost of Buildings & Improvements	39,997
Cost Capitalized Subsequent to Acquisition	509
Carrying Amount of Land	1,943
Carrying Amount of Buildings and Improvements	40,493
Accumulated Depreciation	5,402
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1986
Seniors Housing Operating [Member] | Kennewick, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,866
Initial Cost of Land	1,820
Initial Cost of Buildings & Improvements	27,991
Cost Capitalized Subsequent to Acquisition	235
Carrying Amount of Land	1,820
Carrying Amount of Buildings and Improvements	28,226
Accumulated Depreciation	4,318
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1994
Seniors Housing Operating [Member] | Kirkland, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	24,600
Initial Cost of Land	3,450
Initial Cost of Buildings & Improvements	38,709
Cost Capitalized Subsequent to Acquisition	15
Carrying Amount of Land	3,450
Carrying Amount of Buildings and Improvements	38,723
Accumulated Depreciation	2,570
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Lancaster, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,240
Initial Cost of Land	700
Initial Cost of Buildings & Improvements	15,295
Cost Capitalized Subsequent to Acquisition	106
Carrying Amount of Land	700
Carrying Amount of Buildings and Improvements	15,401
Accumulated Depreciation	2,075
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Loma Linda, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	67,816
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	114,438
Cost Capitalized Subsequent to Acquisition	153
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	114,591
Accumulated Depreciation	8,162
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Los Angeles, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	11,430
Cost Capitalized Subsequent to Acquisition	494
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	11,924
Accumulated Depreciation	962
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1971
Seniors Housing Operating [Member] | Manteca, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,279
Initial Cost of Land	1,300
Initial Cost of Buildings & Improvements	12,125
Cost Capitalized Subsequent to Acquisition	1,423
Carrying Amount of Land	1,300
Carrying Amount of Buildings and Improvements	13,548
Accumulated Depreciation	2,608
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1986
Seniors Housing Operating [Member] | Marysville, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,652
Initial Cost of Land	620
Initial Cost of Buildings & Improvements	4,780
Cost Capitalized Subsequent to Acquisition	302
Carrying Amount of Land	620
Carrying Amount of Buildings and Improvements	5,082
Accumulated Depreciation	1,242
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Mesa, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,201
Initial Cost of Land	950
Initial Cost of Buildings & Improvements	9,087
Cost Capitalized Subsequent to Acquisition	576
Carrying Amount of Land	950
Carrying Amount of Buildings and Improvements	9,663
Accumulated Depreciation	3,228
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Mill Creek, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	29,622
Initial Cost of Land	10,150
Initial Cost of Buildings & Improvements	60,274
Cost Capitalized Subsequent to Acquisition	419
Carrying Amount of Land	10,150
Carrying Amount of Buildings and Improvements	60,693
Accumulated Depreciation	9,422
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Monroe, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,791
Initial Cost of Land	2,560
Initial Cost of Buildings & Improvements	34,460
Cost Capitalized Subsequent to Acquisition	243
Carrying Amount of Land	2,560
Carrying Amount of Buildings and Improvements	34,703
Accumulated Depreciation	4,098
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1994
Seniors Housing Operating [Member] | Naples, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,716
Initial Cost of Buildings & Improvements	17,306
Cost Capitalized Subsequent to Acquisition	1,647
Carrying Amount of Land	1,716
Carrying Amount of Buildings and Improvements	18,953
Accumulated Depreciation	14,963
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Olympia, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,026
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	16,689
Cost Capitalized Subsequent to Acquisition	195
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	16,884
Accumulated Depreciation	1,976
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1995
Seniors Housing Operating [Member] | Plano, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,286
Initial Cost of Land	840
Initial Cost of Buildings & Improvements	8,538
Cost Capitalized Subsequent to Acquisition	154
Carrying Amount of Land	840
Carrying Amount of Buildings and Improvements	8,691
Accumulated Depreciation	989
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Operating [Member] | Puyallup, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,586
Initial Cost of Land	1,150
Initial Cost of Buildings & Improvements	20,776
Cost Capitalized Subsequent to Acquisition	241
Carrying Amount of Land	1,150
Carrying Amount of Buildings and Improvements	21,017
Accumulated Depreciation	2,616
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1985
Seniors Housing Operating [Member] | Quincy, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,585
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	12,584
Cost Capitalized Subsequent to Acquisition	162
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	12,746
Accumulated Depreciation	1,480
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Rocky Hill, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,811
Initial Cost of Land	810
Initial Cost of Buildings & Improvements	16,351
Cost Capitalized Subsequent to Acquisition	147
Carrying Amount of Land	810
Carrying Amount of Buildings and Improvements	16,498
Accumulated Depreciation	1,638
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Rohnert Park, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,912
Initial Cost of Land	6,500
Initial Cost of Buildings & Improvements	18,700
Cost Capitalized Subsequent to Acquisition	1,519
Carrying Amount of Land	6,500
Carrying Amount of Buildings and Improvements	20,219
Accumulated Depreciation	3,798
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1986
Seniors Housing Operating [Member] | Romeoville, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	854
Initial Cost of Buildings & Improvements	12,646
Cost Capitalized Subsequent to Acquisition	58,559
Carrying Amount of Land	6,114
Carrying Amount of Buildings and Improvements	65,945
Accumulated Depreciation	5,084
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2010
Seniors Housing Operating [Member] | Roswell, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,000
Initial Cost of Land	1,107
Initial Cost of Buildings & Improvements	9,627
Cost Capitalized Subsequent to Acquisition	498
Carrying Amount of Land	1,107
Carrying Amount of Buildings and Improvements	10,125
Accumulated Depreciation	6,606
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Sacramento, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,456
Initial Cost of Land	940
Initial Cost of Buildings & Improvements	14,781
Cost Capitalized Subsequent to Acquisition	112
Carrying Amount of Land	940
Carrying Amount of Buildings and Improvements	14,893
Accumulated Depreciation	1,842
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1978
Seniors Housing Operating [Member] | San Diego, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,200
Initial Cost of Buildings & Improvements	30,707
Cost Capitalized Subsequent to Acquisition	4
Carrying Amount of Land	4,200
Carrying Amount of Buildings and Improvements	30,711
Accumulated Depreciation	865
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2011
Seniors Housing Operating [Member] | San Juan Capistrano, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,390
Initial Cost of Buildings & Improvements	6,942
Cost Capitalized Subsequent to Acquisition	136
Carrying Amount of Land	1,390
Carrying Amount of Buildings and Improvements	7,078
Accumulated Depreciation	2,276
Year Acquired	Jan. 01, 2000
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | San Ramon, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,371
Initial Cost of Land	2,430
Initial Cost of Buildings & Improvements	17,488
Cost Capitalized Subsequent to Acquisition	68
Carrying Amount of Land	2,430
Carrying Amount of Buildings and Improvements	17,556
Accumulated Depreciation	2,060
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1989
Seniors Housing Operating [Member] | Scottsdale, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,500
Initial Cost of Buildings & Improvements	3,890
Cost Capitalized Subsequent to Acquisition	853
Carrying Amount of Land	2,500
Carrying Amount of Buildings and Improvements	4,743
Accumulated Depreciation	572
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Seattle, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,758
Initial Cost of Land	5,190
Initial Cost of Buildings & Improvements	9,350
Cost Capitalized Subsequent to Acquisition	374
Carrying Amount of Land	5,190
Carrying Amount of Buildings and Improvements	9,724
Accumulated Depreciation	2,134
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1962
Seniors Housing Operating [Member] | Seattle Wa One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,575
Initial Cost of Land	3,420
Initial Cost of Buildings & Improvements	15,555
Cost Capitalized Subsequent to Acquisition	64
Carrying Amount of Land	3,420
Carrying Amount of Buildings and Improvements	15,619
Accumulated Depreciation	2,161
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Seattle Wa Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,263
Initial Cost of Land	2,630
Initial Cost of Buildings & Improvements	10,257
Cost Capitalized Subsequent to Acquisition	41
Carrying Amount of Land	2,630
Carrying Amount of Buildings and Improvements	10,298
Accumulated Depreciation	1,515
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2003
Seniors Housing Operating [Member] | Seattle Wa Three [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	28,965
Initial Cost of Land	10,670
Initial Cost of Buildings & Improvements	37,291
Cost Capitalized Subsequent to Acquisition	143
Carrying Amount of Land	10,670
Carrying Amount of Buildings and Improvements	37,434
Accumulated Depreciation	6,455
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2005
Seniors Housing Operating [Member] | Sonoma, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,082
Initial Cost of Land	1,100
Initial Cost of Buildings & Improvements	18,400
Cost Capitalized Subsequent to Acquisition	1,318
Carrying Amount of Land	1,100
Carrying Amount of Buildings and Improvements	19,718
Accumulated Depreciation	3,657
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1988
Seniors Housing Operating [Member] | Stanwood, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,922
Initial Cost of Land	2,260
Initial Cost of Buildings & Improvements	28,474
Cost Capitalized Subsequent to Acquisition	264
Carrying Amount of Land	2,260
Carrying Amount of Buildings and Improvements	28,738
Accumulated Depreciation	3,681
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Stockton, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,009
Initial Cost of Land	2,280
Initial Cost of Buildings & Improvements	5,983
Cost Capitalized Subsequent to Acquisition	149
Carrying Amount of Land	2,280
Carrying Amount of Buildings and Improvements	6,132
Accumulated Depreciation	930
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1988
Seniors Housing Operating [Member] | Toledo, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,352
Initial Cost of Land	2,040
Initial Cost of Buildings & Improvements	47,129
Cost Capitalized Subsequent to Acquisition	428
Carrying Amount of Land	2,040
Carrying Amount of Buildings and Improvements	47,557
Accumulated Depreciation	6,818
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1985
Seniors Housing Operating [Member] | Tulsa Ok One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,367
Initial Cost of Land	1,330
Initial Cost of Buildings & Improvements	21,285
Cost Capitalized Subsequent to Acquisition	293
Carrying Amount of Land	1,330
Carrying Amount of Buildings and Improvements	21,578
Accumulated Depreciation	2,709
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1986
Seniors Housing Operating [Member] | Tulsa Ok Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,321
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	20,861
Cost Capitalized Subsequent to Acquisition	255
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	21,116
Accumulated Depreciation	2,959
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1984
Seniors Housing Operating [Member] | Vacaville, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,306
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	17,100
Cost Capitalized Subsequent to Acquisition	1,335
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	18,435
Accumulated Depreciation	3,481
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1987
Seniors Housing Operating [Member] | Vallejo, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,322
Initial Cost of Land	4,000
Initial Cost of Buildings & Improvements	18,000
Cost Capitalized Subsequent to Acquisition	1,786
Carrying Amount of Land	4,000
Carrying Amount of Buildings and Improvements	19,786
Accumulated Depreciation	3,674
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1989
Seniors Housing Operating [Member] | Vallejo Ca One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,550
Initial Cost of Land	2,330
Initial Cost of Buildings & Improvements	15,407
Cost Capitalized Subsequent to Acquisition	95
Carrying Amount of Land	2,330
Carrying Amount of Buildings and Improvements	15,502
Accumulated Depreciation	2,153
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1990
Seniors Housing Operating [Member] | Vancouver, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,011
Initial Cost of Land	1,820
Initial Cost of Buildings & Improvements	19,042
Cost Capitalized Subsequent to Acquisition	107
Carrying Amount of Land	1,820
Carrying Amount of Buildings and Improvements	19,149
Accumulated Depreciation	2,425
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2006
Seniors Housing Operating [Member] | Waterbury, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	25,629
Initial Cost of Land	2,460
Initial Cost of Buildings & Improvements	39,547
Cost Capitalized Subsequent to Acquisition	368
Carrying Amount of Land	2,460
Carrying Amount of Buildings and Improvements	39,915
Accumulated Depreciation	6,036
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Whittier, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,605
Initial Cost of Land	4,470
Initial Cost of Buildings & Improvements	22,151
Cost Capitalized Subsequent to Acquisition	277
Carrying Amount of Land	4,470
Carrying Amount of Buildings and Improvements	22,428
Accumulated Depreciation	4,200
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1988
Seniors Housing Operating [Member] | Worcester, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,500
Initial Cost of Land	1,140
Initial Cost of Buildings & Improvements	21,664
Cost Capitalized Subsequent to Acquisition	235
Carrying Amount of Land	1,140
Carrying Amount of Buildings and Improvements	21,899
Accumulated Depreciation	2,145
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | North Andover, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	23,530
Initial Cost of Land	1,960
Initial Cost of Buildings & Improvements	34,976
Cost Capitalized Subsequent to Acquisition	209
Carrying Amount of Land	1,960
Carrying Amount of Buildings and Improvements	35,185
Accumulated Depreciation	3,882
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1995
Seniors Housing Operating [Member] | Alhambra, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,012
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	6,305
Cost Capitalized Subsequent to Acquisition	52
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	6,357
Accumulated Depreciation	554
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1923
Seniors Housing Operating [Member] | Avon, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	20,033
Initial Cost of Land	1,550
Initial Cost of Buildings & Improvements	30,571
Cost Capitalized Subsequent to Acquisition	159
Carrying Amount of Land	1,550
Carrying Amount of Buildings and Improvements	30,731
Accumulated Depreciation	4,460
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Belmont, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,000
Initial Cost of Buildings & Improvements	23,526
Cost Capitalized Subsequent to Acquisition	246
Carrying Amount of Land	3,000
Carrying Amount of Buildings and Improvements	23,771
Accumulated Depreciation	2,651
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1971
Seniors Housing Operating [Member] | Brookfield, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	20,414
Initial Cost of Land	2,250
Initial Cost of Buildings & Improvements	30,180
Cost Capitalized Subsequent to Acquisition	172
Carrying Amount of Land	2,250
Carrying Amount of Buildings and Improvements	30,352
Accumulated Depreciation	3,650
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Cardiff by Sea, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	41,836
Initial Cost of Land	5,880
Initial Cost of Buildings & Improvements	64,711
Cost Capitalized Subsequent to Acquisition	66
Carrying Amount of Land	5,880
Carrying Amount of Buildings and Improvements	64,777
Accumulated Depreciation	4,842
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | North Chelmsford, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,401
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	18,478
Cost Capitalized Subsequent to Acquisition	199
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	18,677
Accumulated Depreciation	1,617
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Concord, NH 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,055
Initial Cost of Land	720
Initial Cost of Buildings & Improvements	21,164
Cost Capitalized Subsequent to Acquisition	138
Carrying Amount of Land	720
Carrying Amount of Buildings and Improvements	21,302
Accumulated Depreciation	1,732
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | Costa Mesa, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,050
Initial Cost of Buildings & Improvements	19,969
Cost Capitalized Subsequent to Acquisition	45
Carrying Amount of Land	2,050
Carrying Amount of Buildings and Improvements	20,014
Accumulated Depreciation	2,257
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1965
Seniors Housing Operating [Member] | Centerville, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,300
Initial Cost of Buildings & Improvements	27,357
Cost Capitalized Subsequent to Acquisition	189
Carrying Amount of Land	1,300
Carrying Amount of Buildings and Improvements	27,546
Accumulated Depreciation	2,403
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Danvers, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,857
Initial Cost of Land	1,120
Initial Cost of Buildings & Improvements	14,557
Cost Capitalized Subsequent to Acquisition	121
Carrying Amount of Land	1,120
Carrying Amount of Buildings and Improvements	14,677
Accumulated Depreciation	1,410
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Escondido, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,182
Initial Cost of Land	1,520
Initial Cost of Buildings & Improvements	24,024
Cost Capitalized Subsequent to Acquisition	106
Carrying Amount of Land	1,520
Carrying Amount of Buildings and Improvements	24,131
Accumulated Depreciation	2,677
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1987
Seniors Housing Operating [Member] | East Haven, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	23,721
Initial Cost of Land	2,660
Initial Cost of Buildings & Improvements	35,533
Cost Capitalized Subsequent to Acquisition	426
Carrying Amount of Land	2,660
Carrying Amount of Buildings and Improvements	35,959
Accumulated Depreciation	5,310
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Kingwood, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,258
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	9,777
Cost Capitalized Subsequent to Acquisition	79
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	9,856
Accumulated Depreciation	914
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Mansfield, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	29,381
Initial Cost of Land	3,320
Initial Cost of Buildings & Improvements	57,011
Cost Capitalized Subsequent to Acquisition	479
Carrying Amount of Land	3,320
Carrying Amount of Buildings and Improvements	57,490
Accumulated Depreciation	6,447
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Meriden, CT 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,730
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	14,874
Cost Capitalized Subsequent to Acquisition	236
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	15,110
Accumulated Depreciation	2,667
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | Milford, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,956
Initial Cost of Land	3,210
Initial Cost of Buildings & Improvements	17,364
Cost Capitalized Subsequent to Acquisition	253
Carrying Amount of Land	3,210
Carrying Amount of Buildings and Improvements	17,617
Accumulated Depreciation	2,361
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Middletown, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,026
Initial Cost of Land	1,430
Initial Cost of Buildings & Improvements	24,242
Cost Capitalized Subsequent to Acquisition	190
Carrying Amount of Land	1,430
Carrying Amount of Buildings and Improvements	24,432
Accumulated Depreciation	3,227
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Middletown, RI 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	17,044
Initial Cost of Land	2,480
Initial Cost of Buildings & Improvements	24,628
Cost Capitalized Subsequent to Acquisition	325
Carrying Amount of Land	2,480
Carrying Amount of Buildings and Improvements	24,953
Accumulated Depreciation	3,143
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Mystic, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,956
Initial Cost of Land	1,400
Initial Cost of Buildings & Improvements	18,274
Cost Capitalized Subsequent to Acquisition	213
Carrying Amount of Land	1,400
Carrying Amount of Buildings and Improvements	18,487
Accumulated Depreciation	1,928
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | Newton, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	29,000
Initial Cost of Land	2,250
Initial Cost of Buildings & Improvements	43,614
Cost Capitalized Subsequent to Acquisition	116
Carrying Amount of Land	2,250
Carrying Amount of Buildings and Improvements	43,730
Accumulated Depreciation	4,354
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Operating [Member] | Newton, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,745
Initial Cost of Land	2,500
Initial Cost of Buildings & Improvements	30,681
Cost Capitalized Subsequent to Acquisition	1,058
Carrying Amount of Land	2,500
Carrying Amount of Buildings and Improvements	31,739
Accumulated Depreciation	3,633
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Operating [Member] | Newton, MA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,360
Initial Cost of Buildings & Improvements	25,099
Cost Capitalized Subsequent to Acquisition	195
Carrying Amount of Land	3,360
Carrying Amount of Buildings and Improvements	25,294
Accumulated Depreciation	3,272
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1994
Seniors Housing Operating [Member] | Niantic, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,320
Initial Cost of Buildings & Improvements	25,986
Cost Capitalized Subsequent to Acquisition	241
Carrying Amount of Land	1,320
Carrying Amount of Buildings and Improvements	26,227
Accumulated Depreciation	2,319
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | Oceanside, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,173
Initial Cost of Land	2,160
Initial Cost of Buildings & Improvements	18,352
Cost Capitalized Subsequent to Acquisition	106
Carrying Amount of Land	2,160
Carrying Amount of Buildings and Improvements	18,458
Accumulated Depreciation	1,777
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2005
Seniors Housing Operating [Member] | Providence, RI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,600
Initial Cost of Buildings & Improvements	27,546
Cost Capitalized Subsequent to Acquisition	485
Carrying Amount of Land	2,600
Carrying Amount of Buildings and Improvements	28,031
Accumulated Depreciation	4,658
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Redondo Beach, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,873
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	9,557
Cost Capitalized Subsequent to Acquisition	1
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	9,558
Accumulated Depreciation	1,531
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1957
Seniors Housing Operating [Member] | Renton, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	22,620
Initial Cost of Land	3,080
Initial Cost of Buildings & Improvements	51,824
Cost Capitalized Subsequent to Acquisition	34
Carrying Amount of Land	3,080
Carrying Amount of Buildings and Improvements	51,858
Accumulated Depreciation	3,327
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Seniors Housing Operating [Member] | Salem, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	21,686
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	32,721
Cost Capitalized Subsequent to Acquisition	159
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	32,880
Accumulated Depreciation	2,942
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Shelburne, VT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	20,605
Initial Cost of Land	720
Initial Cost of Buildings & Improvements	31,041
Cost Capitalized Subsequent to Acquisition	145
Carrying Amount of Land	720
Carrying Amount of Buildings and Improvements	31,187
Accumulated Depreciation	2,534
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Seniors Housing Operating [Member] | Salt Lake City, UT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,360
Initial Cost of Buildings & Improvements	19,691
Cost Capitalized Subsequent to Acquisition	115
Carrying Amount of Land	1,360
Carrying Amount of Buildings and Improvements	19,805
Accumulated Depreciation	3,288
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Seniors Housing Operating [Member] | San Jose, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,850
Initial Cost of Buildings & Improvements	35,098
Cost Capitalized Subsequent to Acquisition	21
Carrying Amount of Land	2,850
Carrying Amount of Buildings and Improvements	35,119
Accumulated Depreciation	2,598
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Santa Maria, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,050
Initial Cost of Buildings & Improvements	50,658
Cost Capitalized Subsequent to Acquisition	217
Carrying Amount of Land	6,050
Carrying Amount of Buildings and Improvements	50,875
Accumulated Depreciation	3,681
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | Sugar Land, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,775
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	31,423
Cost Capitalized Subsequent to Acquisition	1,002
Carrying Amount of Land	960
Carrying Amount of Buildings and Improvements	32,425
Accumulated Depreciation	3,340
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Operating [Member] | South Windsor, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,000
Initial Cost of Buildings & Improvements	29,295
Cost Capitalized Subsequent to Acquisition	395
Carrying Amount of Land	3,000
Carrying Amount of Buildings and Improvements	29,690
Accumulated Depreciation	4,022
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Tacoma, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,180
Initial Cost of Land	2,400
Initial Cost of Buildings & Improvements	35,053
Cost Capitalized Subsequent to Acquisition	59
Carrying Amount of Land	2,400
Carrying Amount of Buildings and Improvements	35,111
Accumulated Depreciation	2,251
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2008
Seniors Housing Operating [Member] | Trumbull, CT 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	25,566
Initial Cost of Land	2,850
Initial Cost of Buildings & Improvements	37,685
Cost Capitalized Subsequent to Acquisition	129
Carrying Amount of Land	2,850
Carrying Amount of Buildings and Improvements	37,814
Accumulated Depreciation	4,901
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Tustin, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,014
Initial Cost of Land	840
Initial Cost of Buildings & Improvements	15,299
Cost Capitalized Subsequent to Acquisition	22
Carrying Amount of Land	840
Carrying Amount of Buildings and Improvements	15,321
Accumulated Depreciation	1,289
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1965
Seniors Housing Operating [Member] | Warwick, RI 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,535
Initial Cost of Land	2,400
Initial Cost of Buildings & Improvements	24,635
Cost Capitalized Subsequent to Acquisition	343
Carrying Amount of Land	2,400
Carrying Amount of Buildings and Improvements	24,978
Accumulated Depreciation	4,046
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Woodlands, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,619
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	12,379
Cost Capitalized Subsequent to Acquisition	93
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	12,472
Accumulated Depreciation	1,170
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Wilbraham, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,574
Initial Cost of Land	660
Initial Cost of Buildings & Improvements	17,639
Cost Capitalized Subsequent to Acquisition	146
Carrying Amount of Land	660
Carrying Amount of Buildings and Improvements	17,784
Accumulated Depreciation	1,769
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Woodbridge, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,349
Initial Cost of Land	1,370
Initial Cost of Buildings & Improvements	14,219
Cost Capitalized Subsequent to Acquisition	166
Carrying Amount of Land	1,370
Carrying Amount of Buildings and Improvements	14,385
Accumulated Depreciation	2,775
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Yarmouth, ME [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	18,061
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	27,711
Cost Capitalized Subsequent to Acquisition	200
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	27,911
Accumulated Depreciation	2,477
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Seattle, WA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	48,543
Initial Cost of Land	6,790
Initial Cost of Buildings & Improvements	85,369
Cost Capitalized Subsequent to Acquisition	261
Carrying Amount of Land	6,790
Carrying Amount of Buildings and Improvements	85,631
Accumulated Depreciation	5,152
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Altrincham, England HLB [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,578
Initial Cost of Buildings & Improvements	32,373
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,578
Carrying Amount of Buildings and Improvements	32,373
Accumulated Depreciation	625
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Arlington, TX ARL2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	22,542
Initial Cost of Land	1,660
Initial Cost of Buildings & Improvements	37,395
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,660
Carrying Amount of Buildings and Improvements	37,395
Accumulated Depreciation	214
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Bagshot, England BAG [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,537
Initial Cost of Buildings & Improvements	38,668
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,537
Carrying Amount of Buildings and Improvements	38,668
Accumulated Depreciation	784
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Banstead, England BST [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	8,781
Initial Cost of Buildings & Improvements	54,836
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	8,781
Carrying Amount of Buildings and Improvements	54,836
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2005
Seniors Housing Operating [Member] | Buffalo Grove, IL BFG [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,850
Initial Cost of Buildings & Improvements	49,129
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,850
Carrying Amount of Buildings and Improvements	49,129
Accumulated Depreciation	261
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2003
Seniors Housing Operating [Member] | Burbank, CA BRB [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,940
Initial Cost of Buildings & Improvements	43,466
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,940
Carrying Amount of Buildings and Improvements	43,466
Accumulated Depreciation	263
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2002
Seniors Housing Operating [Member] | Carol Stream, IL CAO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,730
Initial Cost of Buildings & Improvements	55,048
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,730
Carrying Amount of Buildings and Improvements	55,048
Accumulated Depreciation	276
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | Denver, CO DVR5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,910
Initial Cost of Buildings & Improvements	35,838
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,910
Carrying Amount of Buildings and Improvements	35,838
Accumulated Depreciation	196
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2007
Seniors Housing Operating [Member] | Denver, CO DVR4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,161
Initial Cost of Land	1,450
Initial Cost of Buildings & Improvements	19,389
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,450
Carrying Amount of Buildings and Improvements	19,389
Accumulated Depreciation	110
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1997
Seniors Housing Operating [Member] | Encino, CA ECN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,040
Initial Cost of Buildings & Improvements	46,255
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,040
Carrying Amount of Buildings and Improvements	46,255
Accumulated Depreciation	285
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2003
Seniors Housing Operating [Member] | Fort Worth, TX FWT3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,080
Initial Cost of Buildings & Improvements	27,888
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,080
Carrying Amount of Buildings and Improvements	27,888
Accumulated Depreciation	180
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | Glenview, IL GLV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,090
Initial Cost of Buildings & Improvements	69,288
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,090
Carrying Amount of Buildings and Improvements	69,288
Accumulated Depreciation	362
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | Houston, TX HOU10 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,830
Initial Cost of Buildings & Improvements	55,674
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,830
Carrying Amount of Buildings and Improvements	55,674
Accumulated Depreciation	3,560
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Houston, TX HOU11 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	18,509
Initial Cost of Land	1,040
Initial Cost of Buildings & Improvements	31,965
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,040
Carrying Amount of Buildings and Improvements	31,965
Accumulated Depreciation	225
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Kanata, ON KNA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,278
Initial Cost of Buildings & Improvements	41,881
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,278
Carrying Amount of Buildings and Improvements	41,881
Accumulated Depreciation	1,369
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2005
Seniors Housing Operating [Member] | Leawood, KS LEA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,383
Initial Cost of Land	2,490
Initial Cost of Buildings & Improvements	32,493
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,490
Carrying Amount of Buildings and Improvements	32,493
Accumulated Depreciation	198
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Los Angeles, CA LOA3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,540
Initial Cost of Buildings & Improvements	19,007
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,540
Carrying Amount of Buildings and Improvements	19,007
Accumulated Depreciation	132
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | Louisville, KY LOU3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,420
Initial Cost of Buildings & Improvements	20,816
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,420
Carrying Amount of Buildings and Improvements	20,816
Accumulated Depreciation	138
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Memphis, TN MPS5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800
Initial Cost of Buildings & Improvements	17,744
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,800
Carrying Amount of Buildings and Improvements	17,744
Accumulated Depreciation	1,544
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Minnetonka, MN MTK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,935
Initial Cost of Land	2,080
Initial Cost of Buildings & Improvements	24,360
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,080
Carrying Amount of Buildings and Improvements	24,360
Accumulated Depreciation	144
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Nashville, TN NSV5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,900
Initial Cost of Buildings & Improvements	35,788
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,900
Carrying Amount of Buildings and Improvements	35,788
Accumulated Depreciation	2,595
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Oak Park, IL OKP [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,250
Initial Cost of Buildings & Improvements	40,383
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,250
Carrying Amount of Buildings and Improvements	40,383
Accumulated Depreciation	212
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2004
Seniors Housing Operating [Member] | Overland Park, KS OVP4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,648
Initial Cost of Land	1,540
Initial Cost of Buildings & Improvements	16,269
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,540
Carrying Amount of Buildings and Improvements	16,269
Accumulated Depreciation	103
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Pembroke, ON PBK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,603
Initial Cost of Buildings & Improvements	13,630
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,603
Carrying Amount of Buildings and Improvements	13,630
Accumulated Depreciation	429
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Purley, England PUR [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	9,676
Initial Cost of Buildings & Improvements	35,251
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	9,676
Carrying Amount of Buildings and Improvements	35,251
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2005
Seniors Housing Operating [Member] | Rancho Palos Verdes, CA RPV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,450
Initial Cost of Buildings & Improvements	60,034
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,450
Carrying Amount of Buildings and Improvements	60,034
Accumulated Depreciation	347
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2004
Seniors Housing Operating [Member] | Roswell, GA RWL3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,080
Initial Cost of Buildings & Improvements	6,486
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,080
Carrying Amount of Buildings and Improvements	6,486
Accumulated Depreciation	50
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1997
Seniors Housing Operating [Member] | San Diego, CA SDG3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,810
Initial Cost of Buildings & Improvements	63,078
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,810
Carrying Amount of Buildings and Improvements	63,078
Accumulated Depreciation	4,168
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | San Jose, CA SNJ2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,280
Initial Cost of Buildings & Improvements	46,823
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,280
Carrying Amount of Buildings and Improvements	46,823
Accumulated Depreciation	290
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2002
Seniors Housing Operating [Member] | Sandy Springs, GA SDS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,214
Initial Cost of Buildings & Improvements	8,360
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,214
Carrying Amount of Buildings and Improvements	8,360
Accumulated Depreciation	987
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1997
Seniors Housing Operating [Member] | Sevenoaks, England SVK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	8,131
Initial Cost of Buildings & Improvements	51,963
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	8,131
Carrying Amount of Buildings and Improvements	51,963
Accumulated Depreciation	1,104
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Sidcup, England SID [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	9,773
Initial Cost of Buildings & Improvements	56,163
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	9,773
Carrying Amount of Buildings and Improvements	56,163
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Solihull, England KNL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,667
Initial Cost of Buildings & Improvements	55,336
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,667
Carrying Amount of Buildings and Improvements	55,336
Accumulated Depreciation	893
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Sun City West, AZ SCW [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,886
Initial Cost of Land	1,250
Initial Cost of Buildings & Improvements	21,778
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,250
Carrying Amount of Buildings and Improvements	21,778
Accumulated Depreciation	127
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Sunnyvale, CA SNY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,420
Initial Cost of Buildings & Improvements	41,682
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,420
Carrying Amount of Buildings and Improvements	41,682
Accumulated Depreciation	262
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2002
Seniors Housing Operating [Member] | Suwanee, GA SWE4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,560
Initial Cost of Buildings & Improvements	11,538
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,560
Carrying Amount of Buildings and Improvements	11,538
Accumulated Depreciation	1,106
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Tucson, AZ TCS5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,852
Initial Cost of Land	830
Initial Cost of Buildings & Improvements	6,179
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	830
Carrying Amount of Buildings and Improvements	6,179
Accumulated Depreciation	36
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1997
Seniors Housing Operating [Member] | Victoria, BC VTA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,168
Initial Cost of Land	3,716
Initial Cost of Buildings & Improvements	18,977
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,716
Carrying Amount of Buildings and Improvements	18,977
Accumulated Depreciation	650
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2002
Seniors Housing Operating [Member] | Virginia Water, England VGW [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	7,106
Initial Cost of Buildings & Improvements	29,937
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	7,106
Carrying Amount of Buildings and Improvements	29,937
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2002
Seniors Housing Operating [Member] | Winchester, England WNC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	7,887
Initial Cost of Buildings & Improvements	37,873
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	7,887
Carrying Amount of Buildings and Improvements	37,873
Accumulated Depreciation	744
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2010
Total investments in real property owned [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,301,987
Initial Cost of Land	1,386,457
Initial Cost of Buildings & Improvements	16,155,041
Cost Capitalized Subsequent to Acquisition	600,293
Carrying Amount of Land	1,365,391
Carrying Amount of Buildings and Improvements	16,717,008
Accumulated Depreciation	$ 1,555,055